    As filed with the Securities and Exchange Commission on April 16, 2010



                                                            File Nos. 333-137969

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. []


                       Post-Effective Amendment No. 7 [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 210


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                   First MetLife Investors Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                            AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                    PRIMELITE IV




                                                                    MAY 1, 2010



This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 39 investment portfolios listed below. You can put your money in any of these investment portfolios.







AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate
         Fund)

     Invesco V.I. International Growth Fund (formerly AIM V.I. International
         Growth Fund)




AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund




FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS:


     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II):

     Legg Mason ClearBridge Variable Aggressive Growth Portfolio

     Legg Mason ClearBridge Variable Appreciation Portfolio

     Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class II)


     Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
         (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio)


     Legg Mason ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Legg Mason Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)


     Legg Mason Value Equity Portfolio


     Met/Templeton Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B):


     BlackRock Money Market Portfolio (Class E)

     Western Asset Management U.S. Government Portfolio (Class B)




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES):

     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     Equity and Income Portfolio (Class II)*

     U.S. Mid Cap Value Portfolio (Class II)*

     U.S. Real Estate Portfolio (Class I)




VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II):


     Growth and Income Portfolio*


* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:


     Legg Mason Variable Lifestyle Allocation 50%

     Legg Mason Variable Lifestyle Allocation 85%



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 56 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2010

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  14
     Market Timing......................  14
2. PURCHASE.............................  15
     Purchase Payments..................  15
     Termination for Low Account Value    15
  .
     Allocation of Purchase Payments....  15
     Free Look..........................  16
     Accumulation Units.................  16
     Account Value......................  17
     Replacement of Contracts...........  17
3. INVESTMENT OPTIONS...................  17
     Transfers..........................  21
     Dollar Cost Averaging Program......  24
     Automatic Rebalancing Program......  24
     Voting Rights......................  25
     Substitution of Investment Options   25
  .
4. EXPENSES.............................  25
     Product Charges....................  26
     Account Fee........................  27
     Guaranteed Withdrawal Benefit -      27
  Rider Charge  .
     Withdrawal Charge..................  28
     Reduction or Elimination of the
Withdrawal
       Charge...........................  28
     Premium and Other Taxes............  29
     Transfer Fee.......................  29
     Income Taxes.......................  29
     Investment Portfolio Expenses......  29
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  29
     Annuity Date.......................  29
     Annuity Payments...................  30
     Annuity Options....................  31
     Variable Annuity Payments..........  32
     Fixed Annuity Payments.............  32
6. ACCESS TO YOUR MONEY.................  33
     Systematic Withdrawal Program......  33
     Suspension of Payments or            34
  Transfers  .
7. LIVING BENEFITS......................  34
     Guaranteed Withdrawal Benefits.....  34


     Description of GWB I...............  35
     Description of the Lifetime          38
  Withdrawal Guarantee  .
8. PERFORMANCE..........................  43
9. DEATH BENEFIT........................  44
     Upon Your Death....................  44
     Standard Death Benefit - Principal   44
  Protection  .
     Optional Death Benefit - Annual      44
  Step-Up  .
     General Death Benefit Provisions...  45
     Spousal Continuation...............  45
     Death of the Annuitant.............  46
     Controlled Payout..................  46
10. FEDERAL INCOME TAX STATUS...........  46
     Taxation of Non-Qualified            46
  Contracts  .
     Taxation of Qualified Contracts....  48
     Puerto Rico Tax Considerations.....  51
     Tax Benefits Related to the Assets
of the Separate
       Account..........................  52
     Possible Tax Law Changes...........  52
11. OTHER INFORMATION...................  52
     First MetLife Investors............  52
     The Separate Account...............  52
     Distributor........................  53
     Selling Firms......................  53
     Requests and Elections.............  55
     Ownership..........................  56
     Legal Proceedings..................  56
     Financial Statements...............  56
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  56
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
Names and
       Prospectus Names................. C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples  .
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 17
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 16
Annual Benefit Payment................................................... 39
Annuitant................................................................ 56
Annuity Date............................................................. 29
Annuity Options.......................................................... 31
Annuity Payments......................................................... 29
Annuity Units............................................................ 30
Beneficiary.............................................................. 56
Business Day............................................................. 16
Good Order............................................................... 55
Guaranteed Principal Adjustment.......................................... 41
Guaranteed Withdrawal Amount............................................. 36
GWB Withdrawal Rate...................................................... 36
Income Phase............................................................. 14
Investment Portfolios.................................................... 17
Joint Owners............................................................. 56
Owner.................................................................... 56
Purchase Payment......................................................... 15
Remaining Guaranteed Withdrawal Amount................................... 39
Separate Account......................................................... 52
Total Guaranteed Withdrawal Amount....................................... 38

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.



The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $25
                                          $0 (First 12 per year)


--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            7
               3                            6
               4                            5
               5                            4
               6                            3
               7                            2
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

--------------------------------------------------------------------------------

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.



ACCOUNT FEE (Note 1)    $30

SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge (maximum)       1.20%
  (Note 2)**
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.35%
  (maximum) (Note 2)
Death Benefit Rider Charge (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.15%
Total Separate Account Annual Expenses
(maximum)
Including Charge for Optional Death          1.50%
  Benefit


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses - Account Fee.")


Note 2. The Mortality and Expense Charge may be reduced in certain circumstances. You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses - Product Charges - How to Reduce the Mortality and Expense Charge" for more information.



ESTIMATED/TOTAL PURCHASE PAYMENTS    MORTALITY AND EXPENSE CHARGE
        IN FIRST CONTRACT YEAR
               $0 - 99,999           1.20%
          $100,000 - 249,999         1.05%
          $250,000 - 499,999         0.95%
            $500,000 or more         0.80%

* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



** We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Van Kampen Comstock Portfolio (Class
B) of Met Investors Series Trust; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund, Inc.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED WITHDRAWAL BENEFIT AND
  LIFETIME
WITHDRAWAL GUARANTEE RIDER CHARGES

  Guaranteed Withdrawal Benefit (GWB I)    0.25% of the Guaranteed Withdrawal Amount
                                           (Note 1)
  Lifetime Withdrawal Guarantee            Maximum charge: 1.10% of the Total Guaranteed
  (Single Life version)                    Withdrawal Amount (Note 2)
                                           Current charge: 1.10% of the Total Guaranteed
                                           Withdrawal Amount (Note 2)
  Lifetime Withdrawal Guarantee            Maximum charge: 1.50% of the Total Guaranteed
  (Joint Life version)                     Withdrawal Amount (Note 2)
                                           Current charge: 1.25% of the Total Guaranteed
                                           Withdrawal Amount (Note 2)


--------------------------------------------------------------------------------


* You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



Note 1. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.



Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum       Maximum
                                          ----          ----

Total Annual Portfolio Expenses           0.49%         1.51%
  (expenses that are deducted from
investment portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Global Real Estate Fund      0.75%        0.25%          0.51%      0.00%      1.51%       0.06%         1.45%
 Invesco V.I. International Growth Fund    0.71%        0.25%          0.33%      0.02%      1.31%       0.00%         1.31%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.38%        0.25%          0.01%      0.00%      0.64%       0.00%         0.64%
 American Funds Global Growth Fund         0.54%        0.25%          0.03%      0.00%      0.82%       0.00%         0.82%
 American Funds Global Small               0.72%        0.25%          0.04%      0.00%      1.01%       0.00%         1.01%
  Capitalization
 Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%       0.00%         0.60%
 American Funds Growth-Income Fund         0.28%        0.25%          0.01%      0.00%      0.54%       0.00%         0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Contrafund (Reg. TM) Portfolio            0.56%        0.10%          0.11%      0.00%      0.77%       0.00%         0.77%
 Mid Cap Portfolio                         0.56%        0.25%          0.12%      0.00%      0.93%       0.00%         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income Securities Fund           0.45%        0.25%          0.02%      0.00%      0.72%       0.00%         0.72%
 Franklin Small Cap Value Securities       0.52%        0.25%          0.18%      0.03%      0.98%       0.02%         0.96%
  Fund
 Mutual Shares Securities Fund             0.60%        0.25%          0.18%      0.00%      1.03%       0.00%         1.03%
 Templeton Global Bond Securities Fund     0.47%        0.25%          0.07%      0.00%      0.79%       0.00%         0.79%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason ClearBridge Variable           0.75%        0.00%          0.06%      0.00%      0.81%       0.00%         0.81%
  Aggressive
 Growth Portfolio(1)(2)
 Legg Mason ClearBridge Variable           0.72%        0.00%          0.05%      0.00%      0.77%       0.00%         0.77%
 Appreciation Portfolio(1)
 Legg Mason ClearBridge Variable Equity    0.75%        0.25%          0.10%      0.00%      1.10%       0.00%         1.10%
 Income Builder Portfolio
 Legg Mason ClearBridge Variable           0.75%        0.00%          0.05%      0.00%      0.80%       0.00%         0.80%
 Fundamental All Cap Value Portfolio
 Legg Mason ClearBridge Variable Small     0.75%        0.00%          0.17%      0.00%      0.92%       0.00%         0.92%
  Cap
 Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Western Asset Variable         0.80%        0.00%          0.11%      0.00%      0.91%       0.00%         0.91%
  Global
 High Yield Bond Portfolio

                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST

 Invesco Small Cap Growth Portfolio        0.86%        0.25%          0.04%      0.00%      1.15%       0.00%         1.15%
 Legg Mason Value Equity Portfolio         0.64%        0.25%          0.07%      0.00%      0.96%       0.00%         0.96%
 Met/Templeton Growth Portfolio            0.69%        0.25%          0.18%      0.00%      1.12%       0.07%         1.05%
 MFS (Reg. TM) Emerging Markets Equity     0.99%        0.25%          0.18%      0.00%      1.42%       0.00%         1.42%
  Portfolio
 MFS (Reg. TM) Research International      0.71%        0.25%          0.10%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.70%        0.25%          0.20%      0.00%      1.15%       0.00%         1.15%
 Oppenheimer Capital Appreciation          0.60%        0.25%          0.07%      0.00%      0.92%       0.00%         0.92%
  Portfolio
 Pioneer Fund Portfolio                    0.66%        0.00%          0.08%      0.00%      0.74%       0.00%         0.74%
 Pioneer Strategic Income Portfolio        0.60%        0.00%          0.06%      0.00%      0.66%       0.00%         0.66%
 Van Kampen Comstock Portfolio             0.61%        0.25%          0.03%      0.00%      0.89%       0.00%         0.89%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio(3)(4)    0.32%        0.15%          0.02%      0.00%      0.49%       0.01%         0.48%
 Western Asset Management U.S.             0.48%        0.25%          0.04%      0.00%      0.77%       0.01%         0.76%
  Government
 Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap         0.71%        0.25%          0.19%      0.00%      1.15%       0.00%         1.15%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.10%      0.00%      1.00%       0.00%         1.00%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Equity and Income Portfolio               0.42%        0.35%          0.27%      0.01%      1.05%       0.00%         1.05%
 U.S. Mid Cap Value Portfolio              0.72%        0.35%          0.30%      0.01%      1.38%       0.00%         1.38%
 U.S. Real Estate Portfolio                0.80%        0.00%          0.34%      0.01%      1.15%       0.00%         1.15%
VAN KAMPEN LIFE INVESTMENT TRUST
 Growth and Income Portfolio               0.57%        0.25%          0.05%      0.00%      0.87%       0.00%         0.87%






                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 Legg Mason Variable Lifestyle             0.00%        0.00%          0.14%      0.69%      0.83%       0.00%         0.83%
  Allocation
 50%(5)(6)
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.21%      0.79%      1.00%       0.01%         0.99%
  Allocation
 85%(5)(6)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2009.


(1) Other Expenses have been restated to reflect current fees.


(2) The information provided is for the fiscal year ended October 31, 2009.

(3) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.


(4) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.


(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-afilliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.


(6) The information provided is for the fiscal year ended January 31, 2010.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED . THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,262      (a)$2,043      (a)$2,941      (a)$5,040
    minimum       (b)$1,160      (b)$1,743      (b)$2,451      (b)$4,121


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$462      (a)$1,413      (a)$2,401      (a)$5,040
    minimum       (b)$360      (b)$1,113      (b)$1,911      (b)$4,121


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,090      (a)$1,517      (a)$2,050      (a)$3,179
    minimum         (b)$988      (b)$1,211      (b)$1,539      (b)$2,161


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$290      (a)$887     (a)$1,510      (a)$3,179
    minimum       (b)$188      (b)$581       (b)$999      (b)$2,161


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial purchase payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial purchase payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses-Product Charges-How to Reduce the Mortality and Expense Charge" for more information.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for three consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such three year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options-Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS (Reg. TM) Research

   International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 39 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY , VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)


Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.



In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. (See Appendix B for the names of the subadvisers.) The following Series II portfolios are available under the contract:


     Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate
         Fund)

     Invesco V.I. International Growth Fund (formerly AIM V.I. International
         Growth Fund)




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS OR SERVICE CLASS 2, AS NOTED)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. and Fidelity Research & Analysis Company serve as subadvisers. The following portfolios are available under the contract:


     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund; and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:



     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)


Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or, as noted, Class II portfolios are available under the contract:


     Legg Mason ClearBridge Variable Aggressive Growth Portfolio

     Legg Mason ClearBridge Variable Appreciation Portfolio

     Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class II)


     Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
         (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio)


     Legg Mason ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.) The following Class I portfolio is available under the contract:


     Legg Mason Western Asset Variable Global High Yield Bond Portfolio




MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Invesco Small Cap Growth Portfolio

         (formerly Met/AIM Small Cap Growth Portfolio)


     Legg Mason Value Equity Portfolio


     Met/Templeton Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley Mid Cap Growth Portfolio

         (formerly Van Kampen Mid Cap Growth Portfolio)


     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Money Market Portfolio (Class E)

     Western Asset Management U.S. Government Portfolio (Class B)




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Share portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio




THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Equity and Income Portfolio (Class II)*

     U.S. Mid Cap Value Portfolio (Class II)*


     U.S. Real Estate Portfolio (Class I)

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Growth and Income Portfolio*


* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolio is available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolio. Legg Mason Partners Fund Adviser has engaged a subadviser to provide investment advice for the investment portfolio. (See Appendix B for the name of the subadviser.)



     Legg Mason Variable Lifestyle Allocation 50%

     Legg Mason Variable Lifestyle Allocation 85%



TRANSFERS


GENERAL. During the accumulation phase, you can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


Transfers are subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) is involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Invesco V.I. Global Real Estate Fund, the Invesco V.I. International Growth Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Franklin Small Cap Value Securities Fund, the Templeton Global Bond Securities Fund, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, the Invesco Small Cap Growth Portfolio, the Met/Templeton Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging program (DCA) as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.



This program allows you to systematically transfer a set amount each month from a money market investment portfolio to any of the other available investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.



An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:


   Assume that you want your initial purchase payment split between two investment portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION MODELS

We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of investment portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying investment portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which investment portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your contract value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment Options
- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your account value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the investment portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each investment portfolio. This charge may be reduced based on the amount of your initial purchase payment or, as described below, the total amount of purchase payments made in the first contract year, as shown in the following table:



   Estimated/Total
  Purchase Payments             Mortality and
      in First Contract Year    Expense Charge
------------------------------  ------------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of purchase payments after the initial purchase payment but during the first contract year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of purchase payments you intend to make during the first contract year. We will assess the daily mortality and expense charge during the first contract year based on the total amount of purchase payments you have indicated you intend to make during the first contract year. You are not obligated to reach your purchase payment goal. If you do not reach your purchase payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of purchase payments actually made during the first contract year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first contract year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your account value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your purchase payment goal, the mortality and expense charge applied during the income phase will be increased to the charge that corresponds to the total purchase payments received prior to the annuity date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if the account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit (GWB) that you can select when you purchase the contract. There are two different versions of the GWB under this contract: GWB I and Lifetime Withdrawal Guarantee. If you elect either GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of GWB I") on the applicable contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio in the ratio each portfolio bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         7
  3                                         6
  4                                         5
  5                                         4
  6                                         3
  7                                         2
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes.

The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a Guaranteed Withdrawal Benefit rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase . At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax

Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is



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in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


We offer an optional Guaranteed Withdrawal Benefit ("GWB") rider for an additional charge. There are two versions of the GWB under this contract:


o  the GWB I


o  the Lifetime Withdrawal Guarantee


If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 81. Once elected, the GWB cannot be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. (See section E of Appendix D.) Moreover, the Lifetime Withdrawal Guarantee Rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section F of Appendix D.)


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses - Withdrawal Charge.") The withdrawal charge is deducted from the Benefit Base or Remaining Guaranteed Withdrawal Amount.



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


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first eight years following receipt of the applicable purchase payment.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


DESCRIPTION OF GWB I


In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial purchase payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference



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


     between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section A of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section D of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct



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


will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB I rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal

Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider. You can only elect the Single Life version of the Lifetime Withdrawal Guarantee rider if the owner or oldest joint owner (or the annuitant, if the owner is a non-natural person) is at least 60 years old on the date the contract is issued. You can only elect the Joint Life version of the Lifetime Withdrawal Guarantee rider if: (1) the contract is owned by joint owners who are spouses and (2) both joint owners are at least 63 years old on the date the contract is issued.


You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I rider:


o Guaranteed Payments for Life. The Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract), even after the entire amount of purchase payments has been returned.


o Automatic Annual Step-Ups. In contrast to the GWB I rider, which does not offer a reset, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).


o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The GWB I rider offers only one opportunity to cancel the rider (within 90 days after the fifth contract anniversary).


In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. IF, HOWEVER, A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL BE REDUCED BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN



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THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT
VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are each increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section G of Appendix D.) The 5% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE 5% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status - Withdrawals.")


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment.




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



IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the excessive withdrawal did not cause your account value to drop to zero.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year. (See section F of Appendix D.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and




o may reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the step-up, up to a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version).



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section H of Appendix D.)


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your



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


Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual

Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED

ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS
----
INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 1.25% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by joint owners who are spouses, and both joint owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by joint owners, the Joint Life version can only be purchased with Non-Qualified Contracts. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -

Spousal Continuation.") If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.



In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version.



For contracts issued before May 4, 2009, the current charge for the Joint Life version of the Lifetime Withdrawal Guarantee rider is 0.85%.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


(See Appendix D for examples of the GWB.)


GWB I, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



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


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.



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


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.



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


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.



PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.35% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Bond Fund, American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments to selling firms is 6% of purchase payments, along with annual trail commissions up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.


The commission rate paid to selling firms is determined by the estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year. The dollar amount of your estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year, will determine your mortality and expense charge for the duration of your contract (see "Expenses - Product Charges - Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in "Expenses - Product Charges - Mortality and Expense Charge," the mortality and expense charge paid during the first contract year is determined at contract issue based on your estimate of the total purchase payments to be made during the first contract year. If actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent contract years. However, if actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated purchase payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.


Please note that if your estimated total purchase payments during the first contract year are just below one of the threshold dollar amounts set out in the table under "Expenses-Product Charges-Mortality and Expense Charge," the rate of commission will be higher than if your initial purchase payment or your estimated purchase payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total purchase payments in the first contract year are $99,999 is higher than if your estimated total purchase payments in the first contract year are $100,000. In addition, any purchase payments in excess of your estimated total purchase payments during the first contract year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total purchase payments during the first contract year.


Also, because purchase payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all purchase payments were made during the first contract year and the total amount of purchase payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -"Distribution" for a list of selling firms that received compensation during 2009, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007        9.997452          9.626692             0.0000
  01/01/2008    to  12/31/2008        9.626692          5.249851         2,182.6403
  01/01/2009    to  12/31/2009        5.249851          6.790173         7,727.5100
============   ==== ==========       =========         =========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007       29.798548         29.934187             0.0000
  01/01/2008    to  12/31/2008       29.934187         17.562589        10,678.7528
  01/01/2009    to  12/31/2009       17.562589         23.376387        27,608.9100
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       15.984554         15.940133             0.0000
  01/01/2008    to  12/31/2008       15.940133         14.255719        37,368.0699
  01/01/2009    to  12/31/2009       14.255719         15.837530        82,433.7300
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       28.954963         29.484154             0.0000
  01/01/2008    to  12/31/2008       29.484154         17.920831        22,780.8277
  01/01/2009    to  12/31/2009       17.920831         25.160184        39,967.7000
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       36.602814         35.509401             0.0000
  01/01/2008    to  12/31/2008       35.509401         16.281942        16,549.2271
  01/01/2009    to  12/31/2009       16.281942         25.910143        20,135.1100
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       177.631068        178.738032            0.0000
  01/01/2008    to  12/31/2008       178.738032         98.796499        9,953.8907
  01/01/2009    to  12/31/2009        98.796499        135.887250       18,669.4700
============   ==== ==========       ==========        ==========       ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       120.748879        121.479197            0.0000
  01/01/2008    to  12/31/2008       121.479197         74.484569        6,186.6387
  01/01/2009    to  12/31/2009        74.484569         96.443688       13,715.7400
============   ==== ==========       ==========        ==========       ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007        46.237718         47.770761            0.0000
  01/01/2008    to  12/31/2008        47.770761         27.044504        8,801.0259
  01/01/2009    to  12/31/2009        27.044504         36.197957       16,781.0600
============   ==== ==========       ==========        ==========       ===========
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  11/12/2007    to  12/31/2007        40.630038         41.378549            0.0000
  01/01/2008    to  12/31/2008        41.378549         24.653365        7,389.5749
  01/01/2009    to  12/31/2009        24.653365         33.991678       20,661.6500
============   ==== ==========       ==========        ==========       ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        46.514437         46.699971            0.0000
  01/01/2008    to  12/31/2008        46.699971         32.408457       12,649.5237
  01/01/2009    to  12/31/2009        32.408457         43.355351       23,729.2300
============   ==== ==========       ==========        ==========       ===========
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007         8.771822          8.771291            0.0000
  01/01/2008    to  12/31/2008         8.771291          5.796158        5,821.2439
  01/01/2009    to  12/31/2009         5.796158          7.385723       17,856.6000
============   ==== ==========       ==========        ==========       ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        24.258552         24.347239            0.0000
  01/01/2008    to  12/31/2008        24.347239         15.106154       12,959.4597
  01/01/2009    to  12/31/2009        15.106154         18.785753       23,777.8000
============   ==== ==========       ==========        ==========       ===========
 TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  11/12/2007    to  12/31/2007        12.817315         12.718040            0.0000
  01/01/2008    to  12/31/2008        12.718040         13.325798       21,882.4495
  01/01/2009    to  12/31/2009        13.325798         15.603356       43,921.4900
============   ==== ==========       ==========        ==========       ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       13.913607         18.968127             0.0000
   01/01/2008                             to  12/31/2008       18.968127         10.792860        10,214.3772
   01/01/2009                             to  12/31/2009       10.792860         13.960044        18,148.2900
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       14.371514         14.771665             0.0000
   01/01/2008                             to  12/31/2008       14.771665          8.684507        16,666.1879
   01/01/2009                             to  12/31/2009        8.684507         11.529846        45,357.0300
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       33.396222         34.141067             0.0000
   01/01/2008                             to  12/31/2008       34.141067         23.808695        11,484.3130
   01/01/2009                             to  12/31/2009       23.808695         28.684347        37,129.9500
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       14.774482         15.084222             0.0000
   01/01/2008                             to  12/31/2008       15.084222          9.678937        26,390.7851
   01/01/2009                             to  12/31/2009        9.678937         11.710392        55,205.5000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       34.838440         35.654217             0.0000
   01/01/2008                             to  12/31/2008       35.654217         22.308557         6,746.4609
   01/01/2009                             to  12/31/2009       22.308557         28.471051        17,267.9200
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       15.593582         15.713307             0.0000
   01/01/2008                             to  12/31/2008       15.713307          9.701558         4,455.0446
   01/01/2009                             to  12/31/2009        9.701558         12.679953        10,327.8400
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       16.866734         17.175135             0.0000
   01/01/2008                             to  12/31/2008       17.175135         10.046098         3,931.5010
   01/01/2009                             to  12/31/2009       10.046098         14.150931         7,154.6600
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       16.704955         16.565603             0.0000
   01/01/2008                             to  12/31/2008       16.565603         11.305325         9,678.5518
   01/01/2009                             to  12/31/2009       11.305325         17.350454        18,772.7300
=============                            ==== ==========       =========         =========       ============
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       13.774900         13.835434             0.0000
   01/01/2008                             to  12/31/2008       13.835434         14.004883       119,585.9868
   01/01/2009                             to  12/31/2009       14.004883         13.848000       267,060.4700
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.441108         10.372626             0.0000
   01/01/2008                             to  12/31/2008       10.372626          4.644176        30,903.5856
   01/01/2009                             to  12/31/2009        4.644176          6.321650        58,827.3100
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.067123         16.081855             0.0000
   01/01/2008                             to  12/31/2008       16.081855          9.721020           515.5979
   01/01/2009                             to  12/31/2009        9.721020         12.834234         1,250.9800
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       13.728249         14.127557             0.0000
   01/01/2008                             to  12/31/2008       14.127557          6.197852         9,284.4113
   01/01/2009                             to  12/31/2009        6.197852         10.330694        20,650.6700
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       17.591986         17.974290             0.0000
   01/01/2008                             to  12/31/2008       17.974290         10.220113         3,384.4429
   01/01/2009                             to  12/31/2009       10.220113         13.265896         5,678.1400
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.006468         10.356153             0.0000
   01/01/2008                             to  12/31/2008       10.356153          5.523230        10,759.1964
   01/01/2009                             to  12/31/2009        5.523230          7.830591        22,399.1200
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       20.272102         20.531924             0.0000
   01/01/2008                             to  12/31/2008       20.531924         13.604457         4,799.3133
   01/01/2009                             to  12/31/2009       13.604457         16.627889        31,289.3900
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.880690         19.944234             0.0000
   01/01/2008                             to  12/31/2008       19.944234         17.562540        49,945.0303
   01/01/2009                             to  12/31/2009       17.562540         23.060235       108,268.9100
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.292096          9.114191        25,701.5600
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       15.580736         15.462835             0.0000
   01/01/2008                             to  12/31/2008       15.462835          9.793233        14,379.5380
   01/01/2009                             to  05/01/2009        9.793233          9.505935             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.680174         13.135094             0.0000
   01/01/2008                             to  12/31/2008       13.135094          6.900045         7,005.1128
   01/01/2009                             to  12/31/2009        6.900045         10.706341        18,675.5300
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       22.232400         28.045256           293.9100
=============                            ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       15.844902         16.399946             0.0000
   01/01/2008                             to  12/31/2008       16.399946          9.280102           658.8074
   01/01/2009                             to  05/01/2009        9.280102          8.827642             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       20.221635         20.336557             0.0000
   01/01/2008                             to  12/31/2008       20.336557         11.925839         1,760.9899
   01/01/2009                             to  12/31/2009       11.925839         16.448908           829.1000
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.613308         16.704186             0.0000
   01/01/2008                             to  12/31/2008       16.704186         16.391910        34,411.3978
   01/01/2009                             to  12/31/2009       16.391910         16.831991        93,328.8400
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       17.054335         17.013951             0.0000
   01/01/2008                             to  12/31/2008       17.013951         10.405945        16,883.0933
   01/01/2009                             to  12/31/2009       10.405945         14.052951        37,999.3600
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       33.805763         33.726846             0.0000
   01/01/2008                             to  12/31/2008       33.726846         22.040453         3,651.4731
   01/01/2009                             to  12/31/2009       22.040453         27.238235         4,932.7700
=============                            ==== ==========       =========         =========        ===========
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.281087         15.336630             0.0000
   01/01/2008                             to  12/31/2008       15.336630         11.698654        30,624.6576
   01/01/2009                             to  12/31/2009       11.698654         14.137354        82,394.1900
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.906496         11.002300             0.0000
   01/01/2008                             to  12/31/2008       11.002300          6.358307        10,488.0848
   01/01/2009                             to  12/31/2009        6.358307          8.729580        23,792.1600
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       50.040335         46.787784             0.0000
   01/01/2008                             to  12/31/2008       46.787784         28.665633         4,310.3992
   01/01/2009                             to  12/31/2009       28.665633         36.299860         8,950.1700
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       25.901275         26.136393             0.0000
   01/01/2008                             to  12/31/2008       26.136393         17.479358        19,611.0640
   01/01/2009                             to  12/31/2009       17.479358         21.402603        47,075.4000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007        9.959396          9.584880             0.0000
  01/01/2008    to  12/31/2008        9.584880          5.206042             0.0000
  01/01/2009    to  12/31/2009        5.206042          6.706608             0.0000
============   ==== ==========      ==========        ==========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007       28.116359         28.229144             0.0000
  01/01/2008    to  12/31/2008       28.229144         16.495759             0.0000
  01/01/2009    to  12/31/2009       16.495759         21.868752             0.0000
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       15.324592         15.273800             0.0000
  01/01/2008    to  12/31/2008       15.273800         13.605088             0.0000
  01/01/2009    to  12/31/2009       13.605088         15.054378             0.0000
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       27.759562         28.251709        25,832.5170
  01/01/2008    to  12/31/2008       28.251709         17.102826        27,162.6907
  01/01/2009    to  12/31/2009       17.102826         23.915921        24,293.8600
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       35.232156         34.161290             0.0000
  01/01/2008    to  12/31/2008       34.161290         15.600850             0.0000
  01/01/2009    to  12/31/2009       15.600850         24.727275             0.0000
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      161.518475        162.437605         7,243.2062
  01/01/2008    to  12/31/2008      162.437605         89.425899         6,841.3345
  01/01/2009    to  12/31/2009       89.425899        122.507349         6,091.6100
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      109.797530        110.402198        10,350.3998
  01/01/2008    to  12/31/2008      110.402198         67.420973        11,076.8522
  01/01/2009    to  12/31/2009       67.420973         86.949068        13,563.2400
============   ==== ==========      ==========        ==========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007       43.917288         45.349008        17,670.6449
  01/01/2008    to  12/31/2008       45.349008         25.570354        14,030.9079
  01/01/2009    to  12/31/2009       25.570354         34.088192        14,978.0700
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       39.212733         39.913655             0.0000
   01/01/2008                             to  12/31/2008       39.913655         23.685111             0.0000
   01/01/2009                             to  12/31/2009       23.685111         32.526324             0.0000
=============                            ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       43.143894         43.292716         3,805.0769
   01/01/2008                             to  12/31/2008       43.292716         29.923443         4,141.0509
   01/01/2009                             to  12/31/2009       29.923443         39.871233         7,180.1400
=============                            ==== ==========       =========         =========        ===========
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.755001          8.749759             0.0000
   01/01/2008                             to  12/31/2008        8.749759          5.758713             0.0000
   01/01/2009                             to  12/31/2009        5.758713          7.308684             0.0000
=============                            ==== ==========       =========         =========        ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.212827         23.285169             0.0000
   01/01/2008                             to  12/31/2008       23.285169         14.389203             0.0000
   01/01/2009                             to  12/31/2009       14.389203         17.822727             0.0000
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       12.371322         12.268908             0.0000
   01/01/2008                             to  12/31/2008       12.268908         12.803735             0.0000
   01/01/2009                             to  12/31/2009       12.803735         14.932217             0.0000
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       18.469229         18.618787             0.0000
   01/01/2008                             to  12/31/2008       18.618787         10.551561             0.0000
   01/01/2009                             to  12/31/2009       10.551561         13.593456             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       13.069524         13.426204        21,060.5373
   01/01/2008                             to  12/31/2008       13.426204          7.861783        29,721.5175
   01/01/2009                             to  12/31/2009        7.861783         10.395885        23,614.3000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       31.681824         32.371025             0.0000
   01/01/2008                             to  12/31/2008       32.371025         22.483750             0.0000
   01/01/2009                             to  12/31/2009       22.483750         26.979901             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       14.475180         14.770706        71,722.2679
   01/01/2008                             to  12/31/2008       14.770706          9.439734        71,376.8513
   01/01/2009                             to  12/31/2009        9.439734         11.375389        70,910.8000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       33.090212         33.846845            93.5659
   01/01/2008                             to  12/31/2008       33.846845         21.092663             0.0000
   01/01/2009                             to  12/31/2009       21.092663         26.811748             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       14.935837         15.042419             0.0000
   01/01/2008                             to  12/31/2008       15.042419          9.250064             0.0000
   01/01/2009                             to  12/31/2009        9.250064         12.041581             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       13.959713         14.207315        16,535.3860
   01/01/2008                             to  12/31/2008       14.207315          8.276779         8,743.4612
   01/01/2009                             to  12/31/2009        8.276779         11.612105         5,227.9500
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       16.079622         15.936923        17,727.0259
   01/01/2008                             to  12/31/2008       15.936923         10.832668        11,629.2429
   01/01/2009                             to  12/31/2009       10.832668         16.558771         5,600.5100
=============                            ==== ==========       =========         =========       ============
 LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
  (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       13.121199         13.171785         8,133.8329
   01/01/2008                             to  12/31/2008       13.171785         13.279719        27,139.0310
   01/01/2009                             to  12/31/2009       13.279719         13.078522        43,647.6900
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.356531         10.283068       222,133.6169
   01/01/2008                             to  12/31/2008       10.283068          4.585552       227,639.0712
   01/01/2009                             to  12/31/2009        4.585552          6.216925       241,217.4400
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       15.765975         15.771940         380,376.7638
  01/01/2008    to  12/31/2008       15.771940          9.495398         353,704.3893
  01/01/2009    to  12/31/2009        9.495398         12.486292         342,826.7200
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.643832         14.033128         218,268.3821
  01/01/2008    to  12/31/2008       14.033128          6.131668         296,979.6173
  01/01/2009    to  12/31/2009        6.131668         10.179606         309,151.7000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.255012         17.620509         706,596.4538
  01/01/2008    to  12/31/2008       17.620509          9.978727         786,337.6311
  01/01/2009    to  12/31/2009        9.978727         12.900855         755,831.9500
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.814864         10.152174         910,931.6984
  01/01/2008    to  12/31/2008       10.152174          5.392685         816,877.6808
  01/01/2009    to  12/31/2009        5.392685          7.615002         770,615.1200
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.185310         19.420751               0.0000
  01/01/2008    to  12/31/2008       19.420751         12.816556               0.0000
  01/01/2009    to  12/31/2009       12.816556         15.602348               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.221700         19.272788          29,138.5751
  01/01/2008    to  12/31/2008       19.272788         16.903303          19,677.9939
  01/01/2009    to  12/31/2009       16.903303         22.106133          16,918.7100
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.175756          8.945174         287,900.7700
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS
II))
  11/12/2007    to  12/31/2007       14.741750         14.622328               0.0000
  01/01/2008    to  12/31/2008       14.622328          9.223715               0.0000
  01/01/2009    to  05/01/2009        9.223715          8.941191               0.0000
============   ==== ==========       =========         =========         ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       12.342611         12.778253           2,243.5851
  01/01/2008    to  12/31/2008       12.778253          6.685618           2,141.0385
  01/01/2009    to  12/31/2009        6.685618         10.332240           8,788.8900
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.588388         10.805375         1,150.2100
=============                            ==== ==========       =========         =========       ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       15.096092         15.616502         1,501.9395
   01/01/2008                             to  12/31/2008       15.616502          8.801294         1,259.3551
   01/01/2009                             to  05/01/2009        8.801294          8.361042             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.374394         19.474022             0.0000
   01/01/2008                             to  12/31/2008       19.474022         11.374184             0.0000
   01/01/2009                             to  12/31/2009       11.374184         15.625418             0.0000
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       15.768995         15.846744        43,992.5748
   01/01/2008                             to  12/31/2008       15.846744         15.488235       186,251.0003
   01/01/2009                             to  12/31/2009       15.488235         15.840564       147,321.7900
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.627756         16.579455             0.0000
   01/01/2008                             to  12/31/2008       16.579455         10.099473             0.0000
   01/01/2009                             to  12/31/2009       10.099473         13.584572             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       32.130222         32.037982             0.0000
   01/01/2008                             to  12/31/2008       32.037982         20.852721             0.0000
   01/01/2009                             to  12/31/2009       20.852721         25.667474             0.0000
=============                            ==== ==========       =========         =========       ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.006363         15.052812             0.0000
   01/01/2008                             to  12/31/2008       15.052812         11.436107             0.0000
   01/01/2009                             to  12/31/2009       11.436107         13.764905             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.864760         10.954306             0.0000
   01/01/2008                             to  12/31/2008       10.954306          6.305142             0.0000
   01/01/2009                             to  12/31/2009        6.305142          8.622029             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       25.961597         24.261048     0.0000
   01/01/2008                             to  12/31/2008       24.261048         14.804255     0.0000
   01/01/2009                             to  12/31/2009       14.804255         18.671955     0.0000
=============                            ==== ==========       =========         =========     ======
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       13.954516         14.073615     0.0000
   01/01/2008                             to  12/31/2008       14.073615          9.374292     0.0000
   01/01/2009                             to  12/31/2009        9.374292         11.432514     0.0000
=============                            ==== ==========       =========         =========     ======

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund, Inc.:
Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) and BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009); and (b) Franklin Templeton Variable Insurance Products Trust:
Templeton Growth Securities Fund (Class 2) (closed effective April 30, 2010).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio (Class E).


LEGG MASON PARTNERS INVESTMENT PORTFOLIO NAME CHANGES. Effective as of November 2, 2009, the following investment portfolio name changes occurred for the Legg Mason Partners portfolios:





FORMER NAME                              NEW NAME
--------------------------------------   -----------------------------------------
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Aggressive Growth Portfolio            Aggressive Growth Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Appreciation Portfolio                 Appreciation Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Capital and Income Portfolio           Equity Income Builder Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Fundamental Value Portfolio            Fundamental Value Portfolio
  Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
  Trust: Legg Mason Partners Variable    Trust: Legg Mason ClearBridge Variable
  Small
  Cap Growth Portfolio                   Small Cap Growth Portfolio
  Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
  Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset Variable
  Global High Yield Bond Portfolio       Global High Yield Bond Portfolio
  Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
  Trust: Legg Mason Partners Variable    Trust: Legg Mason Western Asset Variable
  Money Market Portfolio                 Money Market Portfolio



EXPECTED UNIVERSAL INSTITUTIONAL FUNDS AND VAN KAMPEN LIFE INVESTMENT TRUST CHANGES. The investment portfolios listed in the following table are expected to be reorganized into new investment portfolios and trusts on or around May 28, 2010. In connection with the reorganization, the names of the share classes will change from Class II to Series II. The investment adviser for each of the investment portfolios in the table is expected to change its name to Invesco Advisers,

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Inc. on or around May 28, 2010.





FORMER TRUST NAME/PORTFOLIO NAME/        NEW TRUST NAME/PORTFOLIO NAME/SHARE
SHARE CLASS NAME                         CLASS NAME
--------------------------------------   ---------------------------------------
  The Universal Institutional Funds,     AIM Variable Insurance Funds (Invesco
  Inc.:
  Equity and Income Portfolio (Class II) Variable Insurance Funds): Invesco Van
                                         Kampen V.I. Equity and Income Fund
                                         (Series II)
  The Universal Institutional Funds,     AIM Variable Insurance Funds (Invesco
  Inc.:
  U.S. Mid Cap Value Portfolio (Class    Variable Insurance Funds): Invesco Van
  II)                                    Kampen V.I. Mid Cap Value Fund (Series
                                         II)
  Van Kampen Life Investment Trust:      AIM Variable Insurance Funds (Invesco
  Growth and Income Portfolio (Class II) Variable Insurance Funds): Invesco Van
                                         Kampen V.I. Growth and Income Fund
                                         (Series II)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), formerly named AIM Variable Insurance Funds, is a mutual fund with multiple portfolios. Invesco Advisers, Inc. (formerly Invesco Aim Advisors, Inc.) is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


INVESCO V.I. GLOBAL REAL ESTATE FUND (formerly AIM V.I. Global Real Estate
Fund)


SUBADVISER: Invesco Asset Management Limited


INVESTMENT OBJECTIVE: The Invesco V.I. Global Real Estate Fund seeks total return through growth of capital and current income.


INVESCO V.I. INTERNATIONAL GROWTH FUND (formerly AIM V.I. International Growth
Fund)


INVESTMENT OBJECTIVE: The Invesco V.I. International Growth Fund seeks long-term growth of capital.




AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND



INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.



AMERICAN FUNDS GLOBAL GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.



AMERICAN FUNDS GROWTH FUND



INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.



AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.




FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS


Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following portfolios are available under the contract:



CONTRAFUND (Reg. TM) PORTFOLIO (SERVICE CLASS)



SUBADVISERS: FMR Co., Inc.



INVESTMENT OBJECTIVE: The Contrafund (Reg. TM) Portfolio seeks long-term capital appreciation.

MID CAP PORTFOLIO (SERVICE CLASS 2)



SUBADVISERS: FMR Co., Inc.



INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund; and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:



FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.


FRANKLIN SMALL CAP VALUE SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Small Cap Value Securities Fund seeks long-term total return.


MUTUAL SHARES SECURITIES FUND


INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.



TEMPLETON GLOBAL BOND SECURITIES FUND



INVESTMENT OBJECTIVE: The Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)

Legg Mason Partners Variable Equity Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio and ClearBridge Advisors, LLC is the subadviser to each of the following portfolios. The following Class I or, as noted, Class II portfolios are available under the contract:


LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO



INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.



LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.


LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO (formerly Legg Mason ClearBridge Variable Fundamental Value Portfolio)


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.


LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:


LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO



SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited.

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is managed by MetLife Advisers, LLC, (MetLife Advisers) which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:


INVESCO SMALL CAP GROWTH PORTFOLIO (formerly Met/

AIM Small Cap Growth Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.



MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



MORGAN STANLEY MID CAP GROWTH PORTFOLIO (formerly Van Kampen Mid Cap Growth Portfolio)


SUBADVISER: Morgan Stanley Investment Management, Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.




METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)



SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with mulitple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Shares portfolio is available under the contract:


OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA


INVESTMENT OBJECTIVE: The Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA seeks capital appreciation to make your invesment grow. It emphasizes investments in common stocks of companies with small market capitalizations.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.




THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


EQUITY AND INCOME PORTFOLIO (CLASS II)*



INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.



U.S. MID CAP VALUE PORTFOLIO (CLASS II)*



INVESTMENT OBJECTIVE: The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks


                                      B-4

and other equity securities.


U.S. REAL ESTATE PORTFOLIO (CLASS I)


INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.



* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.




VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO*



INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.



* The investment portfolio name, trust name, and/or investment adviser are expected to change due to an investment portfolio reorganization on or around May 28, 2010. Please see the note at the end of Appendix A for more information.




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following single share class portfolios are available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolios and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain investment portfolios using different names. The following table lists the marketing names and the prospectus names for those investment portfolios that have marketing names.




MARKETING NAME                             PROSPECTUS NAME
----------------------------------------   ---------------------------------------
         Franklin Templeton Mutual         Mutual Shares Securities Fund
  Shares
         Securities Fund

         Legg Mason ClearBridge Variable   Legg Mason ClearBridge Variable
         Aggressive Growth                 Aggressive Growth Portfolio
         Legg Mason ClearBridge Variable   Legg Mason ClearBridge Variable
         Appreciation                      Appreciation Portfolio
         Legg Mason ClearBridge            Legg Mason ClearBridge Variable Equity
  Variable Equity
         Income Builder                    Income Builder Portfolio
         Legg Mason ClearBridge Variable   Legg Mason ClearBridge Variable
         Fundamental All Cap Value         Fundamental All Cap Value Portfolio
         Legg Mason ClearBridge            Legg Mason ClearBridge Variable Small
  Variable Small
         Cap Growth                        Cap Growth Portfolio
         Legg Mason Western Asset          Legg Mason Western Asset Variable
  Variable
         Global High Yield Bond            Global High Yield Bond Portfolio
         Money Market Portfolio            BlackRock Money Market Portfolio
         Morgan Stanley UIF U.S. Real      U.S. Real Estate Portfolio
  Estate
         Portfolio

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

GUARANTEED WITHDRAWAL BENEFIT


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. Examples A through E below are for GWB I; examples F through H are for the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) and the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.


A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


E.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000



LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


F.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.


[GRAPHIC APPEARS HERE]







$5000    $5000      $100,000     $100,000    $100,000
$5000     10,000       90,250      95,000     100,000
$5000     15,000     80,987.5      90,000     100,000
$5000     20,000    72,188.13      85,000     100,000
$5000     25,000    63,828.72      80,000     100,000
$5000     30,000    55,887.28      75,000     100,000
$5000     35,000    48,342.92      70,000     100,000
$5000     40,000    41,175.77      65,000     100,000
$5000     45,000    34,366.98      60,000     100,000
$5000     50,000    27,898.63      55,000     100,000
$5000     55,000     21,753.7      50,000     100,000
$5000     60,000    15,916.02      45,000     100,000
$5000     65,000    10,370.22      40,000     100,000
$5000     70,000    5,101.706      35,000     100,000
$5000     75,000     96.62093      30,000     100,000
$5000     80,000            0           0     100,000
$5000     85,000            0           0     100,000
$5000     90,000            0           0     100,000
$5000     95,000            0           0     100,000
$5000    100,000            0           0     100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


G.   5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).


[GRAPHIC APPEARS HERE]







 1   $5,000
 2    5,250
 3    5,513
 4    5,788
 5    6,078
 6    6,381
 7    6,700
 8    7,036
 9    7,387
10    7,757
11    8,144



H.   Automatic Annual Step-Ups and 5% Compounding Income Amount (No
                                                                 Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).


[GRAPHIC APPEARS HERE]

APPENDIX E

DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES BELOW DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2010              $100,000
   B    Account Value                                 10/1/2011              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2011           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2012              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2012              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2012              $  9,000
   G    Percentage Reduction in Account               10/2/2012                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2012              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2012           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2012              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.





                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2010              $100,000
   B    Account Value                                       10/1/2011              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2011           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2012              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2012              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2012              $  9,000
   G    Percentage Reduction in Account                     10/2/2012                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2012              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2012           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2012              $ 93,600
                                                                                   (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The account values on 10/1/12 and 10/2/12 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                               PRIMELITE IV/SM/


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2010.



PRIMELITE IV IS A SERVICE MARK OF CITIGROUP INC. OR ITS AFFLIATES AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.



SAI-0510PRIMELITEIVNY

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the         4
     Withdrawal Charge  .
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions        7
     on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    21

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2009, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of First MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2009, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.

ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iii) MetLife's Current Report on Form 8-K filed with the SEC on March 8, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(iv) MetLife's Current Report on Form 8-K filed with the SEC on March 11, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.





You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2009             $30,452,983              $0
2008             $27,400,397              $0
2007             $32,189,140              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2009 ranged from $104,897 to $4,884,735. The amount of commissions paid to selected selling firms during 2009 ranged from $68 to $4,752,014. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2009 ranged from $68 to $5,739,776. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

Edward Jones
Stifel, Nicolaus & Company, Incorporated
UBS Financial Services
Wachovia Securities, LLC
Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products

Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2009. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007        9.983166         9.610993            0.0000
  01/01/2008    to  12/31/2008        9.610993         5.233377        2,535.7160
  01/01/2009    to  12/31/2009        5.233377         6.758705        8,427.0100
============   ==== ==========      ==========       ==========       ===========
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007       29.156536        29.283341        3,925.6648
  01/01/2008    to  12/31/2008       29.283341        17.154829       16,567.7933
  01/01/2009    to  12/31/2009       17.154829        22.799402       32,429.5500
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       15.733841        15.686957            0.0000
  01/01/2008    to  12/31/2008       15.686957        14.008187       32,716.7046
  01/01/2009    to  12/31/2009       14.008187        15.539197       74,309.6100
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       28.500104        29.015768       22,703.3594
  01/01/2008    to  12/31/2008       29.015768        17.609553       48,115.1264
  01/01/2009    to  12/31/2009       17.609553        24.686123       63,446.4400
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       36.082759        34.997813            0.0000
  01/01/2008    to  12/31/2008       34.997813        16.023138        7,459.0268
  01/01/2009    to  12/31/2009       16.023138        25.460029       12,903.2000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      171.408380       172.441755        6,700.6672
  01/01/2008    to  12/31/2008      172.441755        95.172443       17,075.9971
  01/01/2009    to  12/31/2009       95.172443       130.706105       26,915.1000
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      116.519398       117.200478       10,360.3978
  01/01/2008    to  12/31/2008      117.200478        71.752703       16,262.0825
  01/01/2009    to  12/31/2009       71.752703        92.767065       22,179.3400
============   ==== ==========      ==========       ==========       ===========

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   11/12/2007                             to  12/31/2007       45.353674        46.847957            0.0000
   01/01/2008                             to  12/31/2008       46.847957        26.482056        6,784.5942
   01/01/2009                             to  12/31/2009       26.482056        35.391967       15,445.3700
=============                            ==== ==========       =========        =========       ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       40.092565        40.822935        7,102.8003
   01/01/2008                             to  12/31/2008       40.822935        24.285647       16,604.0382
   01/01/2009                             to  12/31/2009       24.285647        33.434468       29,102.5900
=============                            ==== ==========       =========        =========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       45.218377        45.389592       34,653.1484
   01/01/2008                             to  12/31/2008       45.389592        31.451639       40,847.8630
   01/01/2009                             to  12/31/2009       31.451639        42.012274       52,886.7500
=============                            ==== ==========       =========        =========       ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.765510         8.763209            0.0000
   01/01/2008                             to  12/31/2008        8.763209         5.782082        6,674.4634
   01/01/2009                             to  12/31/2009        5.782082         7.356725       15,910.9000
=============                            ==== ==========       =========        =========       ===========
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.860863        23.943267       27,565.3830
   01/01/2008                             to  12/31/2008       23.943267        14.833109       36,738.4601
   01/01/2009                             to  12/31/2009       14.833109        18.418533       46,170.2900
=============                            ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       12.648241        12.547746            0.0000
   01/01/2008                             to  12/31/2008       12.547746        13.127592       15,161.2757
   01/01/2009                             to  12/31/2009       13.127592        15.348221       28,665.6900
=============                            ==== ==========       =========        =========       ===========
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       18.678770        18.836352       10,300.3692
   01/01/2008                             to  12/31/2008       18.836352        10.701719       18,273.6088
   01/01/2009                             to  12/31/2009       10.701719        13.821411       28,126.4500
=============                            ==== ==========       =========        =========       ===========

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       13.251061        13.617269       78,092.1396
   01/01/2008                             to  12/31/2008       13.617269         7.993738      108,998.0172
   01/01/2009                             to  12/31/2009        7.993738        10.596835      131,570.6900
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       32.980222        33.708989       40,484.1019
   01/01/2008                             to  12/31/2008       33.708989        23.471944       46,686.6349
   01/01/2009                             to  12/31/2009       23.471944        28.236210       62,702.7400
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       14.661516        14.965870       11,815.8765
   01/01/2008                             to  12/31/2008       14.965870         9.588519       31,949.6808
   01/01/2009                             to  12/31/2009        9.588519        11.583598       44,126.2300
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       34.263705        35.058950       27,481.8513
   01/01/2008                             to  12/31/2008       35.058950        21.903014       33,764.0665
   01/01/2009                             to  12/31/2009       21.903014        27.911532       41,443.4300
=============                            ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       15.343560        15.458245        3,436.4348
   01/01/2008                             to  12/31/2008       15.458245         9.529688       13,212.2227
   01/01/2009                             to  12/31/2009        9.529688        12.436637       30,758.1900
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       14.153602        14.409486          142.5326
   01/01/2008                             to  12/31/2008       14.409486         8.415694        5,016.7081
   01/01/2009                             to  12/31/2009        8.415694        11.836558        8,551.2500
=============                            ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       16.467629        16.326966       27,550.0753
   01/01/2008                             to  12/31/2008       16.326966        11.125682       34,278.6226
   01/01/2009                             to  12/31/2009       11.125682        17.049176       38,751.3600
=============                            ==== ==========       =========        =========      ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
  11/12/2007    to  12/31/2007       13.568706        13.625588        155,740.5029
  01/01/2008    to  12/31/2008       13.625588        13.771720        212,389.1968
  01/01/2009    to  12/31/2009       13.771720        13.597020        215,457.2800
============   ==== ==========       =========        =========        ============
MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       10.409308        10.338948         12,925.1800
  01/01/2008    to  12/31/2008       10.338948         4.622100         59,453.2090
  01/01/2009    to  12/31/2009        4.622100         6.282167         86,970.9900
============   ==== ==========       =========        =========        ============
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       15.945766        15.957165        100,872.0035
  01/01/2008    to  12/31/2008       15.957165         9.631096        115,082.7236
  01/01/2009    to  12/31/2009        9.631096        12.696435        123,413.8300
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.696529        14.092068         35,689.9479
  01/01/2008    to  12/31/2008       14.092068         6.172943         97,745.4645
  01/01/2009    to  12/31/2009        6.172943        10.273766        128,410.0500
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.451734        17.827392        155,788.0228
  01/01/2008    to  12/31/2008       17.827392        10.121297        160,118.7044
  01/01/2009    to  12/31/2009       10.121297        13.117935        138,996.1600
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.926785        10.271393        244,378.9766
  01/01/2008    to  12/31/2008       10.271393         5.469755        257,684.7169
  01/01/2009    to  12/31/2009        5.469755         7.743159        249,012.7600
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.857485        20.107934          2,195.9339
  01/01/2008    to  12/31/2008       20.107934        13.303436         11,080.0106
  01/01/2009    to  12/31/2009       13.303436        16.235601         34,336.7400
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.875163        19.934673         45,992.5558
  01/01/2008    to  12/31/2008       19.934673        17.527708         80,314.0504
  01/01/2009    to  12/31/2009       17.527708        22.980047        137,701.8700
============   ==== ==========       =========        =========        ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.248246         9.050430        197,780.6400
============   ==== ==========       =========        =========        ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       15.007725        14.891154       37,532.0893
   01/01/2008                             to  12/31/2008       14.891154         9.416936       53,271.2426
   01/01/2009                             to  05/01/2009        9.416936         9.136104            0.0000
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.552717        13.000146        1,819.8910
   01/01/2008                             to  12/31/2008       13.000146         6.818846        8,260.6086
   01/01/2009                             to  12/31/2009        6.818846        10.564501       15,881.0100
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND, INC.
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        8.885022        11.197009        3,520.0300
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007        1.555984        16.101595            0.0000
   01/01/2008                             to  12/31/2008       16.101595         9.097531        2,135.7651
   01/01/2009                             to  05/01/2009        9.097531         8.649652            0.0000
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.899622        20.008676        3,965.0987
   01/01/2008                             to  12/31/2008       20.008676        11.715866        8,442.7057
   01/01/2009                             to  12/31/2009       11.715866        16.135099       10,508.8600
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.291493        16.377312       36,161.0089
   01/01/2008                             to  12/31/2008       16.377312        16.046974       54,953.7764
   01/01/2009                             to  12/31/2009       16.046974        16.453082      105,471.6000
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.893126        16.849721            0.0000
   01/01/2008                             to  12/31/2008       16.849721        10.289949       13,898.8864
   01/01/2009                             to  12/31/2009       10.289949        13.875444       31,166.8000
=============                            ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       33.167342        33.083240        8,872.3366
   01/01/2008                             to  12/31/2008       33.083240        21.587248       12,608.3465
   01/01/2009                             to  12/31/2009       21.587248        26.638121       12,282.9900
=============                            ==== ==========       =========        =========      ============

                                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.177473        15.229567       84,612.2112
   01/01/2008                             to  12/31/2008       15.229567        11.599483      106,113.0473
   01/01/2009                             to  12/31/2009       11.599483        13.996487      145,427.8000
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.890825        10.984276            0.0000
   01/01/2008                             to  12/31/2008       10.984276         6.338311        3,086.2270
   01/01/2009                             to  12/31/2009        6.338311         8.689076        6,391.5400
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       26.386768        24.666676       17,438.0784
   01/01/2008                             to  12/31/2008       24.666676        15.089759       29,846.7188
   01/01/2009                             to  12/31/2009       15.089759        19.079756       45,675.9800
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.206285        14.332350       39,392.2764
   01/01/2008                             to  12/31/2008       14.332350         9.570657       66,176.7111
   01/01/2009                             to  12/31/2009        9.570657        11.701211      105,866.5200
=============                            ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007        9.973651         9.600539    0.0000
  01/01/2008    to  12/31/2008        9.600539         5.222427    0.0000
  01/01/2009    to  12/31/2009        5.222427         6.737821    0.0000
============   ==== ==========      ==========       ==========    ======
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  11/12/2007    to  12/31/2007       28.735572        28.856664    0.0000
  01/01/2008    to  12/31/2008       28.856664        16.887895    0.0000
  01/01/2009    to  12/31/2009       16.887895        22.422216    0.0000
============   ==== ==========      ==========       ==========    ======
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       15.568847        15.520371    0.0000
  01/01/2008    to  12/31/2008       15.520371        13.845537    0.0000
  01/01/2009    to  12/31/2009       13.845537        15.343431    0.0000
============   ==== ==========      ==========       ==========    ======
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       28.201215        28.706979    0.0000
  01/01/2008    to  12/31/2008       28.706979        17.404655    0.0000
  01/01/2009    to  12/31/2009       17.404655        24.374512    0.0000
============   ==== ==========      ==========       ==========    ======
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       35.740082        34.660775    0.0000
  01/01/2008    to  12/31/2008       34.660775        15.852873    0.0000
  01/01/2009    to  12/31/2009       15.852873        25.164423    0.0000
============   ==== ==========      ==========       ==========    ======
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      167.381188       168.367642    0.0000
  01/01/2008    to  12/31/2008      168.367642        92.830501    0.0000
  01/01/2009    to  12/31/2009       92.830501       127.362768    0.0000
============   ==== ==========      ==========       ==========    ======
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      113.782246       114.431939    0.0000
  01/01/2008    to  12/31/2008      114.431939        69.987358    0.0000
  01/01/2009    to  12/31/2009       69.987358        90.394289    0.0000
============   ==== ==========      ==========       ==========    ======
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007       44.773361        46.242310    0.0000
  01/01/2008    to  12/31/2008       46.242310        26.113424    0.0000
  01/01/2009    to  12/31/2009       26.113424        34.864434    0.0000
============   ==== ==========      ==========       ==========    ======

                                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       39.738428        40.456907    0.0000
   01/01/2008                             to  12/31/2008       40.456907        24.043718    0.0000
   01/01/2009                             to  12/31/2009       24.043718        33.068339    0.0000
=============                            ==== ==========       =========        =========    ======
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       44.376763        44.538809    0.0000
   01/01/2008                             to  12/31/2008       44.538809        30.831141    0.0000
   01/01/2009                             to  12/31/2009       30.831141        41.142311    0.0000
=============                            ==== ==========       =========        =========    ======
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.761304         8.757826    0.0000
   01/01/2008                             to  12/31/2008        8.757826         5.772724    0.0000
   01/01/2009                             to  12/31/2009        5.772724         7.337474    0.0000
=============                            ==== ==========       =========        =========    ======
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.599468        23.677788    0.0000
   01/01/2008                             to  12/31/2008       23.677788        14.653907    0.0000
   01/01/2009                             to  12/31/2009       14.653907        18.177837    0.0000
=============                            ==== ==========       =========        =========    ======
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
 (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       12.536737        12.435459    0.0000
   01/01/2008                             to  12/31/2008       12.435459        12.997081    0.0000
   01/01/2009                             to  12/31/2009       12.997081        15.180454    0.0000
=============                            ==== ==========       =========        =========    ======
TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       13.609009        13.721976    0.0000
   01/01/2008                             to  12/31/2008       13.721976         7.788197    0.0000
   01/01/2009                             to  12/31/2009        7.788197        10.048509    0.0000
=============                            ==== ==========       =========        =========    ======
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       13.178135        13.540508    0.0000
   01/01/2008                             to  12/31/2008       13.540508         7.940688    0.0000
   01/01/2009                             to  12/31/2009        7.940688        10.515990    0.0000
=============                            ==== ==========       =========        =========    ======
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       32.454529        33.167224    0.0000
   01/01/2008                             to  12/31/2008       33.167224        23.071516    0.0000
   01/01/2009                             to  12/31/2009       23.071516        27.726770    0.0000
=============                            ==== ==========       =========        =========    ======

                                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       14.586685        14.887486            0.0000
   01/01/2008                             to  12/31/2008       14.887486         9.528721            0.0000
   01/01/2009                             to  12/31/2009        9.528721        11.499858            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       33.789330        34.568918            0.0000
   01/01/2008                             to  12/31/2008       34.568918        21.575166            0.0000
   01/01/2009                             to  12/31/2009       21.575166        27.466266            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       15.179225        15.290627            0.0000
   01/01/2008                             to  12/31/2008       15.290627         9.416886            0.0000
   01/01/2009                             to  12/31/2009        9.416886        12.277148            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       14.075714        14.328264            0.0000
   01/01/2008                             to  12/31/2008       14.328264         8.359846            0.0000
   01/01/2009                             to  12/31/2009        8.359846        11.746257            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   11/12/2007                             to  12/31/2007       16.311293        16.169795            0.0000
   01/01/2008                             to  12/31/2008       16.169795        11.007525            0.0000
   01/01/2009                             to  12/31/2009       11.007525        16.851280            0.0000
=============                            ==== ==========       =========        =========      ============
LEGG MASON WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT
 (FORMERLY LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       13.387875        13.442195            0.0000
   01/01/2008                             to  12/31/2008       13.442195        13.572747            0.0000
   01/01/2009                             to  12/31/2009       13.572747        13.387179            0.0000
=============                            ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.388162        10.316557      150,795.5634
   01/01/2008                             to  12/31/2008       10.316557         4.607445      159,305.0779
   01/01/2009                             to  12/31/2009        4.607445         6.255989      217,156.0000
=============                            ==== ==========       =========        =========      ============

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       15.873600        15.882811       92,993.5571
  01/01/2008    to  12/31/2008       15.882811         9.576584      116,799.2972
  01/01/2009    to  12/31/2009        9.576584        12.611958      169,242.6000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.675423        14.068459      126,458.1931
  01/01/2008    to  12/31/2008       14.068459         6.156400      223,508.4997
  01/01/2009    to  12/31/2009        6.156400        10.236000      284,706.9100
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.372774        17.744346      251,595.2659
  01/01/2008    to  12/31/2008       17.744346        10.064027      311,588.3701
  01/01/2009    to  12/31/2009       10.064027        13.030672      332,816.8800
============   ==== ==========       =========        =========      ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.881872        10.223547      265,428.3551
  01/01/2008    to  12/31/2008       10.223547         5.438802      221,000.5738
  01/01/2009    to  12/31/2009        5.438802         7.691650      194,580.2100
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.585796        19.830152            0.0000
  01/01/2008    to  12/31/2008       19.830152        13.106480            0.0000
  01/01/2009    to  12/31/2009       13.106480        15.979246            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       19.611117        19.667198            0.0000
  01/01/2008    to  12/31/2008       19.667198        17.275197            0.0000
  01/01/2009    to  12/31/2009       17.275197        22.626378            0.0000
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.219162         9.008179      287,127.4600
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
  11/12/2007    to  12/31/2007       15.251551        15.131052            0.0000
  01/01/2008    to  12/31/2008       15.131052         9.559028            0.0000
  01/01/2009    to  05/01/2009        9.559028         9.270868            0.0000
============   ==== ==========       =========        =========      ============
VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       12.468218        12.910899            0.0000
  01/01/2008    to  12/31/2008       12.910899         6.765224            0.0000
  01/01/2009    to  12/31/2009        6.765224        10.470956            0.0000
============   ==== ==========       =========        =========      ============

                                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.343998        13.027044            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       15.372598        15.905748            0.0000
   01/01/2008                             to  12/31/2008       15.905748         8.977845            0.0000
   01/01/2009                             to  05/01/2009        8.977845         8.533019            0.0000
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.687916        19.793149            0.0000
   01/01/2008                             to  12/31/2008       19.793149        11.578024            0.0000
   01/01/2009                             to  12/31/2009       11.578024        15.929328            0.0000
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.080418        16.162956       33,466.8283
   01/01/2008                             to  12/31/2008       16.162956        15.821074       77,577.9589
   01/01/2009                             to  12/31/2009       15.821074        16.205260      123,863.9300
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.786474        16.741090            0.0000
   01/01/2008                             to  12/31/2008       16.741090        10.213334            0.0000
   01/01/2009                             to  12/31/2009       10.213334        13.758362            0.0000
=============                            ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       32.748699        32.661270            0.0000
   01/01/2008                             to  12/31/2008       32.661270        21.290494            0.0000
   01/01/2009                             to  12/31/2009       21.290494        26.245677            0.0000
=============                            ==== ==========       =========        =========      ============
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.108811        15.158633            0.0000
   01/01/2008                             to  12/31/2008       15.158633        11.533869            0.0000
   01/01/2009                             to  12/31/2009       11.533869        13.903411            0.0000
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.880390        10.972277            0.0000
   01/01/2008                             to  12/31/2008       10.972277         6.325023            0.0000
   01/01/2009                             to  12/31/2009        6.325023         8.662198            0.0000
=============                            ==== ==========       =========        =========      ============

                                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       48.517146        45.348318    0.0000
   01/01/2008                             to  12/31/2008       45.348318        27.713737    0.0000
   01/01/2009                             to  12/31/2009       27.713737        35.006669    0.0000
=============                            ==== ==========       =========        =========    ======
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       25.205624        25.425877    0.0000
   01/01/2008                             to  12/31/2008       25.425877        16.961481    0.0000
   01/01/2009                             to  12/31/2009       16.961481        20.716606    0.0000
=============                            ==== ==========       =========        =========    ======

FINANCIAL STATEMENTS

The financial statements of each of the Sub-Accounts of the Separate Account and the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                        MIST LORD ABBETT MIST LORD ABBETT MIST LORD ABBETT     MIST OPPENHEIMER
                                       GROWTH AND INCOME   BOND DEBENTURE    MID CAP VALUE CAPITAL APPRECIATION
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                       ----------------- ---------------- ---------------- --------------------
ASSETS:
  Investments at fair value                 $ 36,094,406     $ 27,780,330     $ 10,348,628         $ 16,330,984
  Due from First MetLife Investors
     Insurance Company                                 7                5                3                    4
                                       ----------------- ---------------- ---------------- --------------------
       Total Assets                           36,094,413       27,780,335       10,348,631           16,330,988
                                       ----------------- ---------------- ---------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               237              263              249                  263
                                       ----------------- ---------------- ---------------- --------------------
       Total Liabilities                             237              263              249                  263
                                       ----------------- ---------------- ---------------- --------------------
NET ASSETS                                  $ 36,094,176     $ 27,780,072     $ 10,348,382         $ 16,330,725
                                       ================= ================ ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 36,087,285     $ 27,774,095     $ 10,348,382         $ 16,327,903
  Net assets from contracts in payouts             6,891            5,977               --                2,822
                                       ----------------- ---------------- ---------------- --------------------
       Total Net Assets                     $ 36,094,176     $ 27,780,072     $ 10,348,382         $ 16,330,725
                                       ================= ================ ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MIST LEGG MASON
                                                PARTNERS MIST VAN KAMPEN    MIST PIMCO    MIST RCM
                                       AGGRESSIVE GROWTH  MID CAP GROWTH  TOTAL RETURN  TECHNOLOGY
                                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                       ----------------- --------------- ------------- -----------
ASSETS:
  Investments at fair value                  $ 9,705,499     $ 3,277,740 $ 112,146,076 $ 6,887,692
  Due from First MetLife Investors
     Insurance Company                                --              --             8          --
                                       ----------------- --------------- ------------- -----------
       Total Assets                            9,705,499       3,277,740   112,146,084   6,887,692
                                       ----------------- --------------- ------------- -----------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               204             369           160         175
                                       ----------------- --------------- ------------- -----------
       Total Liabilities                             204             369           160         175
                                       ----------------- --------------- ------------- -----------
NET ASSETS                                   $ 9,705,295     $ 3,277,371 $ 112,145,924 $ 6,887,517
                                       ================= =============== ============= ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 9,703,965     $ 3,277,371 $ 112,144,478 $ 6,887,517
  Net assets from contracts in payouts             1,330              --         1,446          --
                                       ----------------- --------------- ------------- -----------
       Total Net Assets                      $ 9,705,295     $ 3,277,371 $ 112,145,924 $ 6,887,517
                                       ================= =============== ============= ===========

The accompanying notes are an integral part of these financial statements.

                                                                             MIST
MIST T. ROWE PRICE MIST MFS RESEARCH  MIST LAZARD     MIST MET/AIM HARRIS OAKMARK MIST THIRD AVENUE
    MID CAP GROWTH     INTERNATIONAL      MID CAP SMALL CAP GROWTH  INTERNATIONAL   SMALL CAP VALUE
       SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,340      $ 33,540,505 $ 11,320,316     $ 14,686,517   $ 37,601,257      $ 26,330,462
                --                --            1                1              1                --
------------------ ----------------- ------------ ---------------- -------------- -----------------
        21,852,340        33,540,505   11,320,317       14,686,518     37,601,258        26,330,462
------------------ ----------------- ------------ ---------------- -------------- -----------------
               202               270          282              277            160               190
------------------ ----------------- ------------ ---------------- -------------- -----------------
               202               270          282              277            160               190
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,138      $ 33,540,235 $ 11,320,035     $ 14,686,241   $ 37,601,098      $ 26,330,272
================== ================= ============ ================ ============== =================
      $ 21,851,153      $ 33,540,235 $ 11,296,559     $ 14,683,436   $ 37,595,831      $ 26,327,417
               985                --       23,476            2,805          5,267             2,855
------------------ ----------------- ------------ ---------------- -------------- -----------------
      $ 21,852,138      $ 33,540,235 $ 11,320,035     $ 14,686,241   $ 37,601,098      $ 26,330,272
================== ================= ============ ================ ============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                           MIST PIMCO                                             MIST
                                            INFLATION MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                       PROTECTED BOND         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                          SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value              $ 64,059,615        $ 13,901,497    $ 7,034,314  $ 13,629,155
  Due from First MetLife Investors
     Insurance Company                             --                  --             --            --
                                       -------------- ------------------- -------------- -------------
       Total Assets                        64,059,615          13,901,497      7,034,314    13,629,155
                                       -------------- ------------------- -------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                             88                 137            202           107
                                       -------------- ------------------- -------------- -------------
       Total Liabilities                           88                 137            202           107
                                       -------------- ------------------- -------------- -------------
NET ASSETS                               $ 64,059,527        $ 13,901,360    $ 7,034,112  $ 13,629,048
                                       ============== =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 64,057,971        $ 13,901,360    $ 7,034,112  $ 13,629,048
  Net assets from contracts in payouts          1,556                  --             --            --
                                       -------------- ------------------- -------------- -------------
       Total Net Assets                  $ 64,059,527        $ 13,901,360    $ 7,034,112  $ 13,629,048
                                       ============== =================== ============== =============

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE    MIST SSGA
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY   GROWTH ETF
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,648     $ 174,021,479     $ 330,982,744   $ 358,063,644        $ 60,222,502 $ 15,521,767
                --                --                --              --                   2           --
------------------ ----------------- ----------------- --------------- ------------------- ------------
       124,069,648       174,021,479       330,982,744     358,063,644          60,222,504   15,521,767
------------------ ----------------- ----------------- --------------- ------------------- ------------
               119                80                67             111                  99          174
------------------ ----------------- ----------------- --------------- ------------------- ------------
               119                80                67             111                  99          174
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,529     $ 174,021,399     $ 330,982,677   $ 358,063,533        $ 60,222,405 $ 15,521,593
================== ================= ================= =============== =================== ============
     $ 124,069,529     $ 174,021,399     $ 330,860,626   $ 358,063,533        $ 60,222,405 $ 15,521,593
                --                --           122,051              --                  --           --
------------------ ----------------- ----------------- --------------- ------------------- ------------
     $ 124,069,529     $ 174,021,399     $ 330,982,677   $ 358,063,533        $ 60,222,405 $ 15,521,593
================== ================= ================= =============== =================== ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MIST SSGA GROWTH MIST VAN KAMPEN MIST LEGG MASON MIST MFS EMERGING
                                         AND INCOME ETF        COMSTOCK    VALUE EQUITY    MARKETS EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       ---------------- --------------- --------------- -----------------
ASSETS:
  Investments at fair value                $ 20,705,500    $ 16,123,803     $ 7,796,333      $ 23,908,109
  Due from First MetLife Investors
     Insurance Company                               --               2               1                --
                                       ---------------- --------------- --------------- -----------------
       Total Assets                          20,705,500      16,123,805       7,796,334        23,908,109
                                       ---------------- --------------- --------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                              139             265             304               206
                                       ---------------- --------------- --------------- -----------------
       Total Liabilities                            139             265             304               206
                                       ---------------- --------------- --------------- -----------------
NET ASSETS                                 $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
                                       ================ =============== =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
  Net assets from contracts in payouts               --              --              --                --
                                       ---------------- --------------- --------------- -----------------
       Total Net Assets                    $ 20,705,361    $ 16,123,540     $ 7,796,030      $ 23,907,903
                                       ================ =============== =============== =================

The accompanying notes are an integral part of these financial statements.

MIST LOOMIS SAYLES MIST BLACKROCK                                        MIST PIONEER     MIST DREMAN
    GLOBAL MARKETS     HIGH YIELD MIST JANUS FORTY MIST PIONEER FUND STRATEGIC INCOME SMALL CAP VALUE
       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,874    $ 7,998,433      $ 3,870,997       $ 3,242,020     $ 15,342,863     $ 3,969,742
                --             --                4                --               --              --
------------------ -------------- ---------------- ----------------- ---------------- ---------------
        11,527,874      7,998,433        3,871,001         3,242,020       15,342,863       3,969,742
------------------ -------------- ---------------- ----------------- ---------------- ---------------
               179            159               68               439              257             108
------------------ -------------- ---------------- ----------------- ---------------- ---------------
               179            159               68               439              257             108
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
================== ============== ================ ================= ================ ===============
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
                --             --               --                --               --              --
------------------ -------------- ---------------- ----------------- ---------------- ---------------
      $ 11,527,695    $ 7,998,274      $ 3,870,933       $ 3,241,581     $ 15,342,606     $ 3,969,634
================== ============== ================ ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                        MIST AMERICAN
                                       MIST BLACKROCK     MIST RAINIER FUNDS BALANCED MIST AMERICAN
                                       LARGE CAP CORE LARGE CAP EQUITY     ALLOCATION    FUNDS BOND
                                          SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------- ---------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 778,702      $ 3,476,948   $ 83,155,137  $ 13,102,548
  Due from First MetLife Investors
     Insurance Company                             --               --             --            --
                                       -------------- ---------------- -------------- -------------
       Total Assets                           778,702        3,476,948     83,155,137    13,102,548
                                       -------------- ---------------- -------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                            147              127             73            94
                                       -------------- ---------------- -------------- -------------
       Total Liabilities                          147              127             73            94
                                       -------------- ---------------- -------------- -------------
NET ASSETS                                  $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
                                       ============== ================ ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
  Net assets from contracts in payouts             --               --             --            --
                                       -------------- ---------------- -------------- -------------
       Total Net Assets                     $ 778,555      $ 3,476,821   $ 83,155,064  $ 13,102,454
                                       ============== ================ ============== =============

The accompanying notes are an integral part of these financial statements.

              MIST AMERICAN                      MIST AMERICAN
MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE MIST MET/TEMPLETON MIST MET/FRANKLIN
 FUNDS GROWTH    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION             GROWTH     MUTUAL SHARES
  SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,173  $ 67,700,272        $ 10,150,751   $ 52,072,519          $ 124,756       $ 5,792,187
           --             1                  --             --                 --                --
------------- ------------- ------------------- -------------- ------------------ -----------------
   17,832,173    67,700,273          10,150,751     52,072,519            124,756         5,792,187
------------- ------------- ------------------- -------------- ------------------ -----------------
          107           106                 120            119                 52               149
------------- ------------- ------------------- -------------- ------------------ -----------------
          107           106                 120            119                 52               149
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
============= ============= =================== ============== ================== =================
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
           --            --                  --             --                 --                --
------------- ------------- ------------------- -------------- ------------------ -----------------
 $ 17,832,066  $ 67,700,167        $ 10,150,631   $ 52,072,400          $ 124,704       $ 5,792,038
============= ============= =================== ============== ================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MIST MET/FRANKLIN
                                       TEMPLETON FOUNDING MIST MET/TEMPLETON RUSSELL MULTI-STYLE RUSSELL AGGRESSIVE
                                                 STRATEGY INTERNATIONAL BOND              EQUITY             EQUITY
                                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                       ------------------ ------------------ ------------------- ------------------
ASSETS:
  Investments at fair value                  $ 24,813,363          $ 333,112            $ 46,271            $ 6,058
  Due from First MetLife Investors
     Insurance Company                                 --                 --                  --                 --
                                       ------------------ ------------------ ------------------- ------------------
       Total Assets                            24,813,363            333,112              46,271              6,058
                                       ------------------ ------------------ ------------------- ------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                157                141                  22                 13
                                       ------------------ ------------------ ------------------- ------------------
       Total Liabilities                              157                141                  22                 13
                                       ------------------ ------------------ ------------------- ------------------
NET ASSETS                                   $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
                                       ================== ================== =================== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
  Net assets from contracts in payouts                 --                 --                  --                 --
                                       ------------------ ------------------ ------------------- ------------------
       Total Net Assets                      $ 24,813,206          $ 332,971            $ 46,249            $ 6,045
                                       ================== ================== =================== ==================

The accompanying notes are an integral part of these financial statements.

                                   RUSSELL REAL ESTATE             AIM V.I. AIM V.I. GLOBAL         PUTNAM VT
RUSSELL NON-U.S. RUSSELL CORE BOND          SECURITIES INTERNATIONAL GROWTH     REAL ESTATE GROWTH AND INCOME
     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,927          $ 63,993             $ 9,781          $ 2,317,732       $ 206,304         $ 144,107
              --                --                  --                   --              --                 9
---------------- ----------------- ------------------- -------------------- --------------- -----------------
          24,927            63,993               9,781            2,317,732         206,304           144,116
---------------- ----------------- ------------------- -------------------- --------------- -----------------
              18                 3                  13                  260              54                83
---------------- ----------------- ------------------- -------------------- --------------- -----------------
              18                 3                  13                  260              54                83
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
================ ================= =================== ==================== =============== =================
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
              --                --                  --                   --              --                --
---------------- ----------------- ------------------- -------------------- --------------- -----------------
        $ 24,909          $ 63,990             $ 9,768          $ 2,317,472       $ 206,250         $ 144,033
================ ================= =================== ==================== =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       PUTNAM VT EQUITY                   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                                 INCOME PUTNAM VT VISTA FOREIGN SECURITIES GROWTH SECURITIES
                                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                       ---------------- --------------- ------------------ -----------------
ASSETS:
  Investments at fair value                    $ 35,189       $ 121,549       $ 16,165,382       $ 1,368,887
  Due from First MetLife Investors
     Insurance Company                               --              --                  3                --
                                       ---------------- --------------- ------------------ -----------------
       Total Assets                              35,189         121,549         16,165,385         1,368,887
                                       ---------------- --------------- ------------------ -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               70              19                208               191
                                       ---------------- --------------- ------------------ -----------------
       Total Liabilities                             70              19                208               191
                                       ---------------- --------------- ------------------ -----------------
NET ASSETS                                     $ 35,119       $ 121,530       $ 16,165,177       $ 1,368,696
                                       ================ =============== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 35,119       $ 121,530       $ 16,153,380       $ 1,368,696
  Net assets from contracts in payouts               --              --             11,797                --
                                       ---------------- --------------- ------------------ -----------------
       Total Net Assets                        $ 35,119       $ 121,530       $ 16,165,177       $ 1,368,696
                                       ================ =============== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                           FTVIPT FRANKLIN
      FTVIPT TEMPLETON     FTVIPT MUTUAL   FTVIPT FRANKLIN SMALL CAP VALUE  FIDELITY VIP
GLOBAL BOND SECURITIES SHARES SECURITIES INCOME SECURITIES      SECURITIES EQUITY-INCOME FIDELITY VIP MID CAP
           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,833       $ 2,461,687      $ 19,547,785       $ 355,034      $ 57,597          $ 3,482,364
                    --                --                 1              --            --                    1
---------------------- ----------------- ----------------- --------------- ------------- --------------------
             1,960,833         2,461,687        19,547,786         355,034        57,597            3,482,365
---------------------- ----------------- ----------------- --------------- ------------- --------------------
                   118               174               142              93            37                  116
---------------------- ----------------- ----------------- --------------- ------------- --------------------
                   118               174               142              93            37                  116
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
====================== ================= ================= =============== ============= ====================
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
                    --                --                --              --            --                   --
---------------------- ----------------- ----------------- --------------- ------------- --------------------
           $ 1,960,715       $ 2,461,513      $ 19,547,644       $ 354,941      $ 57,560          $ 3,482,249
====================== ================= ================= =============== ============= ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FIDELITY VIP MSF METLIFE STOCK           MSF ARTIO MSF BLACKROCK
                                         CONTRAFUND             INDEX INTERNATIONAL STOCK   BOND INCOME
                                        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------ ----------------- ------------------- -------------
ASSETS:
  Investments at fair value            $ 14,051,344      $ 24,639,184           $ 320,455   $ 7,064,964
  Due from First MetLife Investors
     Insurance Company                            3                 1                   1            --
                                       ------------ ----------------- ------------------- -------------
       Total Assets                      14,051,347        24,639,185             320,456     7,064,964
                                       ------------ ----------------- ------------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                          169               220                  56           213
                                       ------------ ----------------- ------------------- -------------
       Total Liabilities                        169               220                  56           213
                                       ------------ ----------------- ------------------- -------------
NET ASSETS                             $ 14,051,178      $ 24,638,965           $ 320,400   $ 7,064,751
                                       ============ ================= =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 14,051,178      $ 24,635,688           $ 320,400   $ 7,064,751
  Net assets from contracts in payouts           --             3,277                  --            --
                                       ------------ ----------------- ------------------- -------------
       Total Net Assets                $ 14,051,178      $ 24,638,965           $ 320,400   $ 7,064,751
                                       ============ ================= =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                             MSF WESTERN ASSET
MSF BLACKROCK MSF DAVIS VENTURE MSF MET/ARTISAN MSF JENNISON      MSF MFS MANAGEMENT STRATEGIC
 MONEY MARKET             VALUE   MID CAP VALUE       GROWTH TOTAL RETURN   BOND OPPORTUNITIES
  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT          SUB-ACCOUNT
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,742      $ 55,229,995    $ 12,881,840 $ 23,944,024  $ 8,400,131             $ 27,808
           57                 4              24            2           27                    2
------------- ----------------- --------------- ------------ ------------ --------------------
   69,056,799        55,229,999      12,881,864   23,944,026    8,400,158               27,810
------------- ----------------- --------------- ------------ ------------ --------------------
          160               215             177          132          197                   48
------------- ----------------- --------------- ------------ ------------ --------------------
          160               215             177          132          197                   48
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,639      $ 55,229,784    $ 12,881,687 $ 23,943,894  $ 8,399,961             $ 27,762
============= ================= =============== ============ ============ ====================
 $ 68,831,308      $ 55,227,380    $ 12,879,942 $ 23,942,253  $ 8,399,961             $ 27,762
      225,331             2,404           1,745        1,641           --                   --
------------- ----------------- --------------- ------------ ------------ --------------------
 $ 69,056,639      $ 55,229,784    $ 12,881,687 $ 23,943,894  $ 8,399,961             $ 27,762
============= ================= =============== ============ ============ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MSF WESTERN ASSET
                                              MANAGEMENT MSF T. ROWE PRICE MSF T. ROWE PRICE MSF LOOMIS SAYLES
                                         U.S. GOVERNMENT  SMALL CAP GROWTH  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 17,685,053         $ 604,221         $ 810,829         $ 287,404
  Due from First MetLife Investors
     Insurance Company                                --                --                --                --
                                       ----------------- ----------------- ----------------- -----------------
       Total Assets                           17,685,053           604,221           810,829           287,404
                                       ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               185               107               132               107
                                       ----------------- ----------------- ----------------- -----------------
       Total Liabilities                             185               107               132               107
                                       ----------------- ----------------- ----------------- -----------------
NET ASSETS                                  $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
                                       ================= ================= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
  Net assets from contracts in payouts                --                --                --                --
                                       ----------------- ----------------- ----------------- -----------------
       Total Net Assets                     $ 17,684,868         $ 604,114         $ 810,697         $ 287,297
                                       ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE         MSF METLIFE
  MSF BLACKROCK MSF OPPENHEIMER MSF FI VALUE           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO
STRATEGIC VALUE   GLOBAL EQUITY      LEADERS AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION
    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,265       $ 610,545    $ 433,814           $ 1,513,148  $ 2,012,985         $ 2,189,501
              2               5           16                    --           --                  --
--------------- --------------- ------------ --------------------- ------------ -------------------
         16,267         610,550      433,830             1,513,148    2,012,985           2,189,501
--------------- --------------- ------------ --------------------- ------------ -------------------
             31             138          124                    49           48                   2
--------------- --------------- ------------ --------------------- ------------ -------------------
             31             138          124                    49           48                   2
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
=============== =============== ============ ===================== ============ ===================
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
             --              --           --                    --           --                  --
--------------- --------------- ------------ --------------------- ------------ -------------------
       $ 16,236       $ 610,412    $ 433,706           $ 1,513,099  $ 2,012,937         $ 2,189,499
=============== =============== ============ ===================== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO               MSF LOOMIS SAYLES
                                       MODERATE ALLOCATION AGGRESSIVE ALLOCATION MSF MFS VALUE    SMALL CAP CORE
                                               SUB-ACCOUNT           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                       ------------------- --------------------- ------------- -----------------
ASSETS:
  Investments at fair value                   $ 15,319,640           $ 7,998,999   $ 3,179,268          $ 93,217
  Due from First MetLife Investors
     Insurance Company                                  --                    --            --                 1
                                       ------------------- --------------------- ------------- -----------------
       Total Assets                             15,319,640             7,998,999     3,179,268            93,218
                                       ------------------- --------------------- ------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  46                    19           153                29
                                       ------------------- --------------------- ------------- -----------------
       Total Liabilities                                46                    19           153                29
                                       ------------------- --------------------- ------------- -----------------
NET ASSETS                                    $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
                                       =================== ===================== ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
  Net assets from contracts in payouts                  --                    --            --                --
                                       ------------------- --------------------- ------------- -----------------
       Total Net Assets                       $ 15,319,594           $ 7,998,980   $ 3,179,115          $ 93,189
                                       =================== ===================== ============= =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL      MSF BARCLAYS                       MSF BLACKROCK
INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL LEGACY LARGE CAP         MSF METLIFE MSF MORGAN STANLEY
            COMPANY        BOND INDEX  NATURAL RESOURCES           GROWTH MID CAP STOCK INDEX         EAFE INDEX
        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,427       $ 2,350,559        $ 1,209,182        $ 738,657           $ 773,379          $ 701,858
                  1                --                  1                2                   1                 --
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
            980,428         2,350,559          1,209,183          738,659             773,380            701,858
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
                143               152                174              197                 136                176
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
                143               152                174              197                 136                176
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
=================== ================= ================== ================ =================== ==================
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
                 --                --                 --               --                  --                 --
------------------- ----------------- ------------------ ---------------- ------------------- ------------------
          $ 980,285       $ 2,350,407        $ 1,209,009        $ 738,462           $ 773,244          $ 701,682
=================== ================= ================== ================ =================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                           MSF NEUBERGER
                                                      MSF BERMAN MID CAP   PIMCO VIT    PIMCO VIT
                                       RUSSELL 2000 INDEX          VALUE  HIGH YIELD LOW DURATION
                                              SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       ------------------ -------------- ----------- ------------
ASSETS:
  Investments at fair value                     $ 663,403        $ 3,913   $ 161,156    $ 203,569
  Due from First MetLife Investors
     Insurance Company                                  1              1          --           --
                                       ------------------ -------------- ----------- ------------
       Total Assets                               663,404          3,914     161,156      203,569
                                       ------------------ -------------- ----------- ------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                146              9          38           54
                                       ------------------ -------------- ----------- ------------
       Total Liabilities                              146              9          38           54
                                       ------------------ -------------- ----------- ------------
NET ASSETS                                      $ 663,258        $ 3,905   $ 161,118    $ 203,515
                                       ================== ============== =========== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 663,258        $ 3,905   $ 161,118    $ 203,515
  Net assets from contracts in payouts                 --             --          --           --
                                       ------------------ -------------- ----------- ------------
       Total Net Assets                         $ 663,258        $ 3,905   $ 161,118    $ 203,515
                                       ================== ============== =========== ============

The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER VCT
                      PIONEER VCT   PIONEER VCT   PIONEER VCT          IBBOTSON PIONEER VCT
PIONEER VCT BOND EMERGING MARKETS EQUITY INCOME MID CAP VALUE GROWTH ALLOCATION  HIGH YIELD
     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT SUB-ACCOUNT
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,880         $ 44,514      $ 20,179   $ 1,054,883           $ 3,803     $ 9,084
              --               --            --            --                --          --
---------------- ---------------- ------------- ------------- ----------------- -----------
          49,880           44,514        20,179     1,054,883             3,803       9,084
---------------- ---------------- ------------- ------------- ----------------- -----------
              31               54            48           129                22          49
---------------- ---------------- ------------- ------------- ----------------- -----------
              31               54            48           129                22          49
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
================ ================ ============= ============= ================= ===========
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
              --               --            --            --                --          --
---------------- ---------------- ------------- ------------- ----------------- -----------
        $ 49,849         $ 44,460      $ 20,131   $ 1,054,754           $ 3,781     $ 9,035
================ ================ ============= ============= ================= ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2009

                                              PIONEER VCT AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
                                       REAL ESTATE SHARES           BOND  GLOBAL GROWTH  GROWTH-INCOME
                                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------------ -------------- -------------- --------------
ASSETS:
  Investments at fair value                       $ 5,777    $ 3,287,318   $ 21,668,099   $ 23,238,327
  Due from First MetLife Investors
     Insurance Company                                 --             --              5              8
                                       ------------------ -------------- -------------- --------------
       Total Assets                                 5,777      3,287,318     21,668,104     23,238,335
                                       ------------------ -------------- -------------- --------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  9             90            187            184
                                       ------------------ -------------- -------------- --------------
       Total Liabilities                                9             90            187            184
                                       ------------------ -------------- -------------- --------------
NET ASSETS                                        $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,238,151
                                       ================== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units              $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,211,669
  Net assets from contracts in payouts                 --             --             --         26,482
                                       ------------------ -------------- -------------- --------------
       Total Net Assets                           $ 5,768    $ 3,287,228   $ 21,667,917   $ 23,238,151
                                       ================== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL UIF EQUITY AND      UIF U.S.                         VAN KAMPEN LIT
        GROWTH CAPITALIZATION         INCOME MID CAP VALUE UIF U.S. REAL ESTATE GROWTH AND INCOME
   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,227,012    $ 1,755,448    $ 6,338,761     $ 337,794          $ 2,952,608       $ 4,204,554
            11             --             --            --                    1                --
-------------- -------------- -------------- ------------- -------------------- -----------------
    37,227,023      1,755,448      6,338,761       337,794            2,952,609         4,204,554
-------------- -------------- -------------- ------------- -------------------- -----------------
           233            137            120           113                  119                91
-------------- -------------- -------------- ------------- -------------------- -----------------
           233            137            120           113                  119                91
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,226,790    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
============== ============== ============== ============= ==================== =================
  $ 37,199,893    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
        26,897             --             --            --                   --                --
-------------- -------------- -------------- ------------- -------------------- -----------------
  $ 37,226,790    $ 1,755,311    $ 6,338,641     $ 337,681          $ 2,952,490       $ 4,204,463
============== ============== ============== ============= ==================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2009

                                                                                               LMPVET
                                                     LMPVET               LMPVET CLEARBRIDGE VARIABLE               LMPVET
                                       CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE          FUNDAMENTAL CLEARBRIDGE VARIABLE
                                           SMALL CAP GROWTH            INVESTORS                VALUE         APPRECIATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                       -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                     $ 1,636,368            $ 938,995          $ 5,394,812          $ 7,122,439
  Due from First MetLife Investors
     Insurance Company                                   --                   --                    1                    2
                                       -------------------- -------------------- -------------------- --------------------
       Total Assets                               1,636,368              938,995            5,394,813            7,122,441
                                       -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  184                  123                  145                  159
                                       -------------------- -------------------- -------------------- --------------------
       Total Liabilities                                184                  123                  145                  159
                                       -------------------- -------------------- -------------------- --------------------
NET ASSETS                                      $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
                                       ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
  Net assets from contracts in payouts                   --                   --                   --                   --
                                       -------------------- -------------------- -------------------- --------------------
       Total Net Assets                         $ 1,636,184            $ 938,872          $ 5,394,668          $ 7,122,282
                                       ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                        LMPVET                                LMPVET
              LMPVET               LMPVET CLEARBRIDGE VARIABLE               LMPVET       INVESTMENT               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE               EQUITY CLEARBRIDGE VARIABLE COUNSEL VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH     LARGE CAP GROWTH       INCOME BUILDER    DIVIDEND STRATEGY SOCIAL AWARENESS              CAPITAL
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,386            $ 473,259          $ 6,870,722            $ 391,027          $ 9,667            $ 869,561
                  --                   --                   --                   --               --                   --
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
           9,677,386              473,259            6,870,722              391,027            9,667              869,561
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
                 169                   75                  165                   75               28                  142
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
                 169                   75                  165                   75               28                  142
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,217            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
==================== ==================== ==================== ==================== ================ ====================
         $ 9,657,530            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
              19,687                   --                   --                   --               --                   --
-------------------- -------------------- -------------------- -------------------- ---------------- --------------------
         $ 9,677,217            $ 473,184          $ 6,870,557            $ 390,952          $ 9,639            $ 869,419
==================== ==================== ==================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED) DECEMBER 31, 2009

                                                                                                   LMPVET
                                                                                             BATTERYMARCH
                                       LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE VARIABLE GLOBAL
                                         ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          EQUITY
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                       ---------------- ---------------- ---------------- ---------------
ASSETS:
  Investments at fair value                   $ 987,813        $ 202,097        $ 656,919     $ 1,175,403
  Due from First MetLife Investors
     Insurance Company                               --               --               --              --
                                       ---------------- ---------------- ---------------- ---------------
       Total Assets                             987,813          202,097          656,919       1,175,403
                                       ---------------- ---------------- ---------------- ---------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               32               12               59              49
                                       ---------------- ---------------- ---------------- ---------------
       Total Liabilities                             32               12               59              49
                                       ---------------- ---------------- ---------------- ---------------
NET ASSETS                                    $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
                                       ================ ================ ================ ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
  Net assets from contracts in payouts               --               --               --              --
                                       ---------------- ---------------- ---------------- ---------------
       Total Net Assets                       $ 987,781        $ 202,085        $ 656,860     $ 1,175,354
                                       ================ ================ ================ ===============

The accompanying notes are an integral part of these financial statements.

       LMPVIT        LMPVIT
WESTERN ASSET WESTERN ASSET        LMPVIT
     VARIABLE      VARIABLE WESTERN ASSET    OPPENHEIMER
  GLOBAL HIGH    ADJUSTABLE      VARIABLE VA MAIN STREET
   YIELD BOND   RATE INCOME  MONEY MARKET      SMALL CAP
  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------- ------------- ------------- --------------
  $ 4,674,462     $ 429,378  $ 23,091,817    $ 1,513,063
           --            --            --             --
------------- ------------- ------------- --------------
    4,674,462       429,378    23,091,817      1,513,063
------------- ------------- ------------- --------------
          201            84            82            154
------------- ------------- ------------- --------------
          201            84            82            154
------------- ------------- ------------- --------------
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
============= ============= ============= ==============
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
           --            --            --             --
------------- ------------- ------------- --------------
  $ 4,674,261     $ 429,294  $ 23,091,735    $ 1,512,909
============= ============= ============= ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST LORD ABBETT        MIST OPPENHEIMER
                                           GROWTH AND INCOME      BOND DEBENTURE       MID CAP VALUE    CAPITAL APPRECIATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ------------------- ------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                    $ 665,227         $ 1,625,062           $ 139,959                    $ --
                                           -------------------- ------------------- ------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                      436,684             323,954             103,653                 191,093
      Administrative charges                          76,672              57,598              18,466                  34,728
                                           -------------------- ------------------- ------------------- -----------------------
        Total expenses                               513,356             381,552             122,119                 225,821
                                           -------------------- ------------------- ------------------- -----------------------
           Net investment income (loss)              151,871           1,243,510              17,840                (225,821)
                                           -------------------- ------------------- ------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --                  --                      --
      Realized gains (losses) on sale of
        investments                               (1,290,466)           (386,360)           (324,010)               (950,158)
                                           -------------------- ------------------- ------------------- -----------------------
           Net realized gains (losses)            (1,290,466)           (386,360)           (324,010)               (950,158)
                                           -------------------- ------------------- ------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                             6,371,251           5,950,194           2,290,245               6,095,182
                                           -------------------- ------------------- ------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,080,785           5,563,834           1,966,235               5,145,024
                                           -------------------- ------------------- ------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,232,656         $ 6,807,344         $ 1,984,075             $ 4,919,203
                                           ==================== =================== =================== =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

  MIST LEGG MASON
         PARTNERS    MIST VAN KAMPEN      MIST PIMCO       MIST RCM    MIST T. ROWE PRICE    MIST MFS RESEARCH
AGGRESSIVE GROWTH     MID CAP GROWTH    TOTAL RETURN     TECHNOLOGY        MID CAP GROWTH        INTERNATIONAL
      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ------------------ --------------- -------------- --------------------- --------------------
            $ 140               $ 33     $ 5,342,475           $ --                  $ --            $ 877,074
-------------------- ------------------ --------------- -------------- --------------------- --------------------
          116,252             34,885       1,163,332         68,570               234,925              395,419
           20,485              6,076         206,028         12,139                41,957               69,885
-------------------- ------------------ --------------- -------------- --------------------- --------------------
          136,737             40,961       1,369,360         80,709               276,882              465,304
-------------------- ------------------ --------------- -------------- --------------------- --------------------
         (136,597)           (40,928)      3,973,115        (80,709)             (276,882)             411,770
-------------------- ------------------ --------------- -------------- --------------------- --------------------
               --                 --       3,116,088             --                    --                   --
         (410,016)           (73,866)         (1,682)      (195,207)             (398,414)          (1,548,914)
-------------------- ------------------ --------------- -------------- --------------------- --------------------
         (410,016)           (73,866)      3,114,406       (195,207)             (398,414)          (1,548,914)
-------------------- ------------------ --------------- -------------- --------------------- --------------------
        2,851,250          1,236,729       4,791,737      2,482,211             6,775,480            8,725,408
-------------------- ------------------ --------------- -------------- --------------------- --------------------
        2,441,234          1,162,863       7,906,143      2,287,004             6,377,066            7,176,494
-------------------- ------------------ --------------- -------------- --------------------- --------------------
      $ 2,304,637        $ 1,121,935    $ 11,879,258    $ 2,206,295           $ 6,100,184          $ 7,588,264
==================== ================== =============== ============== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                MIST HARRIS
                                           MIST LAZARD        MIST MET/AIM          OAKMARK    MIST THIRD AVENUE
                                               MID CAP    SMALL CAP GROWTH    INTERNATIONAL      SMALL CAP VALUE
                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------- ------------------- ---------------- --------------------
INVESTMENT INCOME:
      Dividends                              $ 104,805                $ --      $ 2,339,866            $ 252,209
                                           -------------- ------------------- ---------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                132,062             164,562          421,039              310,449
      Administrative charges                    22,623              29,277           74,299               54,901
                                           -------------- ------------------- ---------------- --------------------
        Total expenses                         154,685             193,839          495,338              365,350
                                           -------------- ------------------- ---------------- --------------------
           Net investment income (loss)        (49,880)           (193,839)       1,844,528             (113,141)
                                           -------------- ------------------- ---------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   --                  --               --              234,068
      Realized gains (losses) on sale of
        investments                           (414,571)           (423,147)      (1,922,590)            (663,313)
                                           -------------- ------------------- ---------------- --------------------
           Net realized gains (losses)        (414,571)           (423,147)      (1,922,590)            (429,245)
                                           -------------- ------------------- ---------------- --------------------
     Change in unrealized gains (losses)
        on investments                       3,342,048           3,969,194       12,938,433            5,696,293
                                           -------------- ------------------- ---------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                          2,927,477           3,546,047       11,015,843            5,267,048
                                           -------------- ------------------- ---------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations          $ 2,877,597         $ 3,352,208     $ 12,860,371          $ 5,153,907
                                           ============== =================== ================ ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

    MIST PIMCO
     INFLATION          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
PROTECTED BOND    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ 1,606,073             $ 357,799              $ --             $ 145,618           $ 2,795,267          $ 4,541,803
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       684,303               160,038            77,212               167,043             1,376,651            1,956,631
       121,297                27,648            13,685                29,403               241,064              349,965
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       805,600               187,686            90,897               196,446             1,617,715            2,306,596
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       800,473               170,113           (90,897)              (50,828)            1,177,552            2,235,207
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
            --                    --                --                    --             1,627,728            3,423,616
       (63,319)             (620,215)         (236,928)             (852,450)             (685,361)          (3,243,163)
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
       (63,319)             (620,215)         (236,928)             (852,450)              942,367              180,453
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
     6,158,473             4,202,910         2,446,221             4,127,511            17,746,419           28,537,552
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
     6,095,154             3,582,695         2,209,293             3,275,061            18,688,786           28,718,005
----------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ 6,895,627           $ 3,752,808       $ 2,118,396           $ 3,224,233          $ 19,866,338         $ 30,953,212
================= ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                MIST METLIFE       MIST METLIFE           MIST METLIFE      MIST SSGA
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY     GROWTH ETF
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- --------------
INVESTMENT INCOME:
      Dividends                                         $ --               $ --                   $ --       $ 58,245
                                           -------------------- ------------------ ---------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                    3,705,596          4,248,857                691,483         97,170
      Administrative charges                         664,963            751,037                122,669         19,088
                                           -------------------- ------------------ ---------------------- --------------
        Total expenses                             4,370,559          4,999,894                814,152        116,258
                                           -------------------- ------------------ ---------------------- --------------
           Net investment income (loss)           (4,370,559)        (4,999,894)              (814,152)       (58,013)
                                           -------------------- ------------------ ---------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                 --                     --             --
      Realized gains (losses) on sale of
        investments                               (6,157,627)        (6,734,456)            (2,739,284)        60,290
                                           -------------------- ------------------ ---------------------- --------------
           Net realized gains (losses)            (6,157,627)        (6,734,456)            (2,739,284)        60,290
                                           -------------------- ------------------ ---------------------- --------------
     Change in unrealized gains (losses)
        on investments                            74,988,316         91,215,493             17,277,304      2,338,991
                                           -------------------- ------------------ ---------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               68,830,689         84,481,037             14,538,020      2,399,281
                                           -------------------- ------------------ ---------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations               $ 64,460,130       $ 79,481,143           $ 13,723,868    $ 2,341,268
                                           ==================== ================== ====================== ==============

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    MIST VAN KAMPEN    MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES    MIST BLACKROCK
  AND INCOME ETF           COMSTOCK       VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS        HIGH YIELD
     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------ ------------------ -------------------- --------------------- --------------
        $ 82,865          $ 261,405           $ 90,687            $ 279,807             $ 180,278         $ 186,399
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         115,529            176,169             83,425              240,282               126,615            67,644
          21,664             31,245             15,169               42,039                22,120            11,773
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         137,193            207,414             98,594              282,321               148,735            79,417
------------------- ------------------ ------------------ -------------------- --------------------- --------------
         (54,328)            53,991             (7,907)              (2,514)               31,543           106,982
------------------- ------------------ ------------------ -------------------- --------------------- --------------
              --                 --                 --                   --                    --                --
          50,457           (538,688)          (311,640)            (877,241)             (297,447)           62,326
------------------- ------------------ ------------------ -------------------- --------------------- --------------
          50,457           (538,688)          (311,640)            (877,241)             (297,447)           62,326
------------------- ------------------ ------------------ -------------------- --------------------- --------------
       2,192,199          3,701,638          2,336,483            9,337,068             3,211,313         1,525,370
------------------- ------------------ ------------------ -------------------- --------------------- --------------
       2,242,656          3,162,950          2,024,843            8,459,827             2,913,866         1,587,696
------------------- ------------------ ------------------ -------------------- --------------------- --------------
     $ 2,188,328        $ 3,216,941        $ 2,016,936          $ 8,457,313           $ 2,945,409       $ 1,694,678
=================== ================== ================== ==================== ===================== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                        MIST PIONEER        MIST DREMAN
                                           MIST JANUS FORTY    MIST PIONEER FUND    STRATEGIC INCOME    SMALL CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                           ------------------- -------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                        $ --             $ 24,683           $ 567,705           $ 29,930
                                           ------------------- -------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                      46,328               22,335             145,883             48,708
      Administrative charges                          7,709                4,628              28,795              8,137
                                           ------------------- -------------------- ------------------- ------------------
        Total expenses                               54,037               26,963             174,678             56,845
                                           ------------------- -------------------- ------------------- ------------------
           Net investment income (loss)             (54,037)              (2,280)            393,027            (26,915)
                                           ------------------- -------------------- ------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                  --                 --
      Realized gains (losses) on sale of
        investments                                 (90,917)             (17,145)            (58,105)           (91,014)
                                           ------------------- -------------------- ------------------- ------------------
           Net realized gains (losses)              (90,917)             (17,145)            (58,105)           (91,014)
                                           ------------------- -------------------- ------------------- ------------------
     Change in unrealized gains (losses)
        on investments                            1,206,006              535,508           2,718,436            998,311
                                           ------------------- -------------------- ------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               1,115,089              518,363           2,660,331            907,297
                                           ------------------- -------------------- ------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 1,061,052            $ 516,083         $ 3,053,358          $ 880,382
                                           =================== ==================== =================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                       MIST AMERICAN                                      MIST AMERICAN
MIST BLACKROCK        MIST RAINIER    FUNDS BALANCED    MIST AMERICAN    MIST AMERICAN     FUNDS GROWTH
LARGE CAP CORE    LARGE CAP EQUITY        ALLOCATION       FUNDS BOND     FUNDS GROWTH       ALLOCATION
   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       $ 7,288            $ 21,638              $ --              $ 1             $ --              $ 6
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
         8,744              41,500           751,502          105,371          155,767          689,868
         1,470               7,228           136,926           18,558           28,193          123,998
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        10,214              48,728           888,428          123,929          183,960          813,866
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        (2,926)            (27,090)         (888,428)        (123,928)        (183,960)        (813,860)
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
            --                  --                --               --               --               --
        (7,152)           (129,103)          600,615           40,997           24,435          472,316
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
        (7,152)           (129,103)          600,615           40,997           24,435          472,316
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       127,458             798,559        15,614,928          805,332        4,043,558       16,527,787
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
       120,306             669,456        16,215,543          846,329        4,067,993       17,000,103
----------------- ------------------- ----------------- ---------------- ---------------- ----------------
     $ 117,380           $ 642,366      $ 15,327,115        $ 722,401      $ 3,884,033     $ 16,186,243
================= =================== ================= ================ ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED) FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                   MIST AMERICAN
                                                 MIST AMERICAN    FUNDS MODERATE    MIST MET/TEMPLETON    MIST MET/FRANKLIN
                                           FUNDS INTERNATIONAL        ALLOCATION                GROWTH        MUTUAL SHARES
                                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ---------------------- ----------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                           $ --              $ --                  $ 13                 $ --
                                           ---------------------- ----------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                         89,860           432,960                   414               35,902
      Administrative charges                            16,119            77,220                   196                7,533
                                           ---------------------- ----------------- --------------------- --------------------
        Total expenses                                 105,979           510,180                   610               43,435
                                           ---------------------- ----------------- --------------------- --------------------
           Net investment income (loss)               (105,979)         (510,180)                 (597)             (43,435)
                                           ---------------------- ----------------- --------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            1                --                    --                   --
      Realized gains (losses) on sale of
        investments                                     46,634            96,901                 2,253               18,561
                                           ---------------------- ----------------- --------------------- --------------------
           Net realized gains (losses)                  46,635            96,901                 2,253               18,561
                                           ---------------------- ----------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               2,433,344         7,159,069                28,968              910,547
                                           ---------------------- ----------------- --------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  2,479,979         7,255,970                31,221              929,108
                                           ---------------------- ----------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 2,374,000       $ 6,745,790              $ 30,624            $ 885,673
                                           ====================== ================= ===================== ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

 MIST MET/FRANKLIN
TEMPLETON FOUNDING    MIST MET/TEMPLETON    RUSSELL MULTI-STYLE    RUSSELL AGGRESSIVE
          STRATEGY    INTERNATIONAL BOND                 EQUITY                EQUITY    RUSSELL NON-U.S    RUSSELL CORE BOND
       SUB-ACCOUNT       SUB-ACCOUNT (a)            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
              $ --                  $ --                  $ 511                  $ 26              $ 620              $ 2,806
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           226,726                   985                    482                    60                272                  739
            43,123                   173                     57                     6                 31                   88
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           269,849                 1,158                    539                    66                303                  827
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
          (269,849)               (1,158)                   (28)                  (40)               317                1,979
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
                --                    --                     --                    --                 --                  794
           251,834                   602                   (156)                  (87)              (219)                (191)
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
           251,834                   602                   (156)                  (87)              (219)                 603
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
         5,200,339                 9,138                 10,708                 1,504              4,977                5,280
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
         5,452,173                 9,740                 10,552                 1,417              4,758                5,883
--------------------- --------------------- ---------------------- --------------------- ------------------ --------------------
       $ 5,182,324               $ 8,582               $ 10,524               $ 1,377            $ 5,075              $ 7,862
===================== ===================== ====================== ===================== ================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           RUSSELL REAL ESTATE                AIM V.I.    AIM V.I. GLOBAL    PUTNAM VT GROWTH
                                                    SECURITIES    INTERNATIONAL GROWTH        REAL ESTATE          AND INCOME
                                                   SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           ---------------------- ----------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                          $ 351                $ 27,066               $ --             $ 3,579
                                           ---------------------- ----------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                             93                  16,181              1,398               1,451
      Administrative charges                                10                   3,716                347                 188
                                           ---------------------- ----------------------- ------------------ -------------------
        Total expenses                                     103                  19,897              1,745               1,639
                                           ---------------------- ----------------------- ------------------ -------------------
           Net investment income (loss)                    248                   7,169             (1,745)              1,940
                                           ---------------------- ----------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                      --                 --                  --
      Realized gains (losses) on sale of
        investments                                       (120)                (17,369)            (1,320)             (2,069)
                                           ---------------------- ----------------------- ------------------ -------------------
           Net realized gains (losses)                    (120)                (17,369)            (1,320)             (2,069)
                                           ---------------------- ----------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                                   2,027                 489,601             51,627              32,842
                                           ---------------------- ----------------------- ------------------ -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                      1,907                 472,232             50,307              30,773
                                           ---------------------- ----------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 2,155               $ 479,401           $ 48,562            $ 32,713
                                           ====================== ======================= ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                  FTVIPT TEMPLETON
PUTNAM VT EQUITY                         FTVIPT TEMPLETON     FTVIPT TEMPLETON         GLOBAL BOND     FTVIPT MUTUAL
          INCOME    PUTNAM VT VISTA    FOREIGN SECURITIES    GROWTH SECURITIES          SECURITIES SHARES SECURITIES
     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
           $ 329              $ 155             $ 409,450             $ 30,993           $ 176,387          $ 38,692
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
             227              1,218               197,748               12,882              13,424            24,074
              87                145                33,044                2,532               3,098             4,828
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
             314              1,363               230,792               15,414              16,522            28,902
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
              15             (1,208)              178,658               15,579             159,865             9,790
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
              --                 --               504,766                   --                  --                --
         (28,222)              (632)             (587,030)             (48,091)              1,846           (62,330)
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
         (28,222)              (632)              (82,264)             (48,091)              1,846           (62,330)
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
          30,666             35,121             4,115,314              326,876              44,111           507,993
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
           2,444             34,489             4,033,050              278,785              45,957           445,663
------------------- ------------------ --------------------- -------------------- ---------------- --------------------
         $ 2,459           $ 33,281           $ 4,211,708            $ 294,364           $ 205,822         $ 455,453
=================== ================== ===================== ==================== ================ ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN    SMALL CAP VALUE     FIDELITY VIP
                                           INCOME SECURITIES         SECURITIES    EQUITY-INCOME    FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ------------------ ---------------- -----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,298,878            $ 3,731          $ 1,024                $ 12,744
                                           -------------------- ------------------ ---------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                      223,630              2,351              468                  27,412
      Administrative charges                          39,954                567               99                   5,726
                                           -------------------- ------------------ ---------------- -----------------------
        Total expenses                               263,584              2,918              567                  33,138
                                           -------------------- ------------------ ---------------- -----------------------
           Net investment income (loss)            1,035,294                813              457                 (20,394)
                                           -------------------- ------------------ ---------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --             10,274               --                  15,464
      Realized gains (losses) on sale of
        investments                                 (553,492)            (1,413)            (494)                (60,524)
                                           -------------------- ------------------ ---------------- -----------------------
           Net realized gains (losses)              (553,492)             8,861             (494)                (45,060)
                                           -------------------- ------------------ ---------------- -----------------------
     Change in unrealized gains (losses)
        on investments                             4,244,252             60,690           10,853                 824,560
                                           -------------------- ------------------ ---------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                3,690,760             69,551           10,359                 779,500
                                           -------------------- ------------------ ---------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 4,726,054           $ 70,364         $ 10,816               $ 759,106
                                           ==================== ================== ================ =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    MSF METLIFE STOCK              MSF ARTIO    MSF BLACKROCK    MSF BLACKROCK        MSF DAVIS
  CONTRAFUND                INDEX    INTERNATIONAL STOCK      BOND INCOME     MONEY MARKET    VENTURE VALUE
 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   $ 156,443            $ 432,593                $ 1,052        $ 376,517        $ 159,623        $ 620,475
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     162,401              301,576                  3,442           85,970          959,867          633,267
      28,440               49,951                    681           14,778          169,741          112,207
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     190,841              351,527                  4,123          100,748        1,129,608          745,474
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
     (34,398)              81,066                 (3,071)         275,769         (969,985)        (124,999)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
       3,378              365,802                     --               --               --               --
    (711,979)            (883,828)               (41,064)         (26,472)              --         (901,701)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
    (708,601)            (518,026)               (41,064)         (26,472)              --         (901,701)
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   4,192,395            5,352,019                 95,916          174,736               --       13,721,566
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
   3,483,794            4,833,993                 54,852          148,264               --       12,819,865
--------------- -------------------- ---------------------- ---------------- ---------------- ----------------
 $ 3,449,396          $ 4,915,059               $ 51,781        $ 424,033       $ (969,985)    $ 12,694,866
=============== ==================== ====================== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                 MSF WESTERN ASSET
                                           MSF MET/ARTISAN    MSF JENNISON         MSF MFS    MANAGEMENT STRATEGIC
                                             MID CAP VALUE          GROWTH    TOTAL RETURN      BOND OPPORTUNITIES
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------ --------------- --------------- -----------------------
INVESTMENT INCOME:
      Dividends                                   $ 90,032            $ --       $ 289,828                 $ 1,718
                                           ------------------ --------------- --------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    152,431         262,533         100,496                     310
      Administrative charges                        26,839          46,800          18,145                      49
                                           ------------------ --------------- --------------- -----------------------
        Total expenses                             179,270         309,333         118,641                     359
                                           ------------------ --------------- --------------- -----------------------
           Net investment income (loss)            (89,238)       (309,333)        171,187                   1,359
                                           ------------------ --------------- --------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --              --              --                     787
      Realized gains (losses) on sale of
        investments                             (1,116,900)       (424,384)       (305,797)                   (241)
                                           ------------------ --------------- --------------- -----------------------
           Net realized gains (losses)          (1,116,900)       (424,384)       (305,797)                    546
                                           ------------------ --------------- --------------- -----------------------
     Change in unrealized gains (losses)
        on investments                           4,850,924       6,899,325       1,306,552                   4,901
                                           ------------------ --------------- --------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              3,734,024       6,474,941       1,000,755                   5,447
                                           ------------------ --------------- --------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 3,644,786     $ 6,165,608     $ 1,171,942                 $ 6,806
                                           ================== =============== =============== =======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
       MANAGEMENT    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF LOOMIS SAYLES      MSF BLACKROCK    MSF OPPENHEIMER
  U.S. GOVERNMENT     SMALL CAP GROWTH     LARGE CAP GROWTH     SMALL CAP GROWTH    STRATEGIC VALUE      GLOBAL EQUITY
      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
        $ 542,268                $ 292              $ 2,224                 $ --              $ 106            $ 9,663
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          201,432                7,084                7,988                2,355                153              5,354
           36,101                1,180                1,610                  554                 31              1,141
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          237,533                8,264                9,598                2,909                184              6,495
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          304,735               (7,972)              (7,374)              (2,909)               (78)             3,168
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
               --               13,377                   --                   --                 --                 --
          (40,789)              (6,513)             (28,431)              (6,242)              (728)           (12,643)
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          (40,789)               6,864              (28,431)              (6,242)              (728)           (12,643)
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
          109,094              169,627              267,778               77,770              2,351            171,968
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
           68,305              176,491              239,347               71,528              1,623            159,325
-------------------- -------------------- -------------------- -------------------- ------------------ ------------------
        $ 373,040            $ 168,519            $ 231,973             $ 68,619            $ 1,545          $ 162,493
==================== ==================== ==================== ==================== ================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                     MSF METLIFE            MSF METLIFE
                                           MSF FI VALUE              MSF METLIFE    CONSERVATIVE        CONSERVATIVE TO
                                                LEADERS    AGGRESSIVE ALLOCATION      ALLOCATION    MODERATE ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------- ------------------------ --------------- ----------------------
INVESTMENT INCOME:
      Dividends                                $ 10,267                 $ 26,575        $ 50,930               $ 65,485
                                           --------------- ------------------------ --------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   5,642                   17,887          22,545                 30,227
      Administrative charges                        937                    3,108           3,982                  5,043
                                           --------------- ------------------------ --------------- ----------------------
        Total expenses                            6,579                   20,995          26,527                 35,270
                                           --------------- ------------------------ --------------- ----------------------
           Net investment income (loss)           3,688                    5,580          24,403                 30,215
                                           --------------- ------------------------ --------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                    2,176          10,340                 14,807
      Realized gains (losses) on sale of
        investments                             (46,798)                 (34,006)         (8,826)               (31,560)
                                           --------------- ------------------------ --------------- ----------------------
           Net realized gains (losses)          (46,798)                 (31,830)          1,514                (16,753)
                                           --------------- ------------------------ --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                          120,289                  362,302         255,431                402,074
                                           --------------- ------------------------ --------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              73,491                  330,472         256,945                385,321
                                           --------------- ------------------------ --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 77,179                $ 336,052       $ 281,348              $ 415,536
                                           =============== ======================== =============== ======================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                      MSF
                                 MSF METLIFE                                              MET/DIMENSIONAL         MSF BARCLAYS
        MSF METLIFE              MODERATE TO                     MSF LOOMIS SAYLES    INTERNATIONAL SMALL    CAPITAL AGGREGATE
MODERATE ALLOCATION    AGGRESSIVE ALLOCATION    MSF MFS VALUE       SMALL CAP CORE                COMPANY           BOND INDEX
        SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT (a)
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
          $ 340,105                $ 227,439             $ --                 $ --                   $ --                 $ --
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
            177,917                  125,262           31,664                  360                  6,683                8,788
             29,839                   20,732            5,616                   57                  1,275                1,516
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
            207,756                  145,994           37,280                  417                  7,958               10,304
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
            132,349                   81,445          (37,280)                (417)                (7,958)             (10,304)
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
            179,465                  124,624               --                   --                     --                   --
           (285,339)                (200,656)         (41,590)                  38                 47,720                  427
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
           (105,874)                 (76,032)         (41,590)                  38                 47,720                  427
---------------------- ------------------------ ---------------- -------------------- --- ------------------ --------------------
          2,730,286                2,347,636          559,821                6,794                161,995               14,097
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
          2,624,412                2,271,604          518,231                6,832                209,715               14,524
---------------------- ------------------------ ---------------- -------------------- ---------------------- --------------------
        $ 2,756,761              $ 2,353,049        $ 480,951              $ 6,415              $ 201,757              $ 4,220
====================== ======================== ================ ==================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                    MSF BLACKROCK
                                           MSF VAN ECK GLOBAL    LEGACY LARGE CAP            MSF METLIFE    MSF MORGAN STANLEY
                                            NATURAL RESOURCES              GROWTH    MID CAP STOCK INDEX            EAFE INDEX
                                              SUB-ACCOUNT (a)     SUB-ACCOUNT (a)        SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                           --------------------- ------------------- ---------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                          $ --                $ --                   $ --                  $ --
                                           --------------------- ------------------- ---------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                         4,561               6,483                  2,539                 2,223
      Administrative charges                              785               1,068                    459                   399
                                           --------------------- ------------------- ---------------------- ---------------------
        Total expenses                                  5,346               7,551                  2,998                 2,622
                                           --------------------- ------------------- ---------------------- ---------------------
           Net investment income (loss)                (5,346)             (7,551)                (2,998)               (2,622)
                                           --------------------- ------------------- ---------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                     --                    --
      Realized gains (losses) on sale of
        investments                                     9,908               4,782                  1,053                   491
                                           --------------------- ------------------- ---------------------- ---------------------
           Net realized gains (losses)                  9,908               4,782                  1,053                   491
                                           --------------------- ------------------- ---------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                 95,347             168,057                 69,743                29,306
                                           --------------------- ------------------- ---------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   105,255             172,839                 70,796                29,797
                                           --------------------- ------------------- ---------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 99,909           $ 165,288               $ 67,798              $ 27,175
                                           ===================== =================== ====================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                       MSF NEUBERGER
               MSF            BERMAN        MID CAP  PIMCO   VIT        PIMCO VIT      PIONEER VCT
RUSSELL 2000 INDEX             VALUE     HIGH YIELD LOW DURATION PIONEER VCT BOND EMERGING MARKETS
   SUB-ACCOUNT (a)       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------- ----------------- ----------- ------------ ---------------- -------------------
              $ --              $ --       $ 17,488      $ 6,586          $ 1,119            $ 233
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             2,545                26          2,354        2,216              371              355
               488                 3            496          438               54               56
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             3,033                29          2,850        2,654              425              411
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            (3,033)              (29)        14,638        3,932              694             (178)
--------------------- ----------------- ----------- ------------ ---------------- -------------------
                --                --             --        9,127               --               --
             2,665                27         12,598          171               79              192
--------------------- ----------------- ----------- ------------ ---------------- -------------------
             2,665                27         12,598        9,298               79              192
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            64,905               534         58,346        7,963            1,903           10,031
--------------------- ----------------- ----------- ------------ ---------------- -------------------
            67,570               561         70,944       17,261            1,982           10,223
--------------------- ----------------- ----------- ------------ ---------------- -------------------
          $ 64,537             $ 532       $ 85,582     $ 21,193          $ 2,676         $ 10,045
===================== ================= =========== ============ ================ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                PIONEER VCT
                                             PIONEER VCT   PIONEER VCT    IBBOTSON          PIONEER VCT
                                           EQUITY INCOME MID CAP VALUE    GROWTH ALLOCATION  HIGH YIELD
                                             SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT SUB-ACCOUNT
                                           ------------- ---------------- ----------------- -----------
INVESTMENT INCOME:
      Dividends                                    $ 263      $ 10,965                 $ 80       $ 330
                                           ------------- ---------------- ----------------- -----------
EXPENSES:
      Mortality and expense risk
        charges                                      133        10,770                   38          79
      Administrative charges                          19         2,100                    6          12
                                           ------------- ---------------- -------- -------- -----------
        Total expenses                               152        12,870                   44          91
                                           ------------- ---------------- -------- -------- -----------
           Net investment income (loss)              111        (1,905)                  36         239
                                           ------------- ---------------- -------- -------- -----------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --            --                   --          --
      Realized gains (losses) on sale of
        investments                                   65       (58,920)                   6          12
                                           ------------- ---------------- -------- -------- -----------
           Net realized gains (losses)                65       (58,920)                   6          12
                                           ------------- ---------------- -------- -------- -----------
     Change in unrealized gains (losses)
        on investments                             1,838       244,897                1,095       2,372
                                           ------------- ---------------- -------- -------- -----------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,903       185,977                1,101       2,384
                                           ------------- ---------------- -------- -------- -----------
     Net increase (decrease) in net assets
        resulting from operations                $ 2,014     $ 184,072              $ 1,137     $ 2,623
                                           ============= ================ ================= ===========

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                              AMERICAN FUNDS
       PIONEER VCT    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL
REAL ESTATE SHARES              BOND     GLOBAL GROWTH     GROWTH-INCOME            GROWTH    CAPITALIZATION
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             $ 142          $ 91,431         $ 258,892         $ 317,680         $ 201,734           $ 3,895
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                42            25,861           247,560           266,471           397,540            10,870
                 7             5,775            43,941            46,456            71,995             2,761
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                49            31,636           291,501           312,927           469,535            13,631
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                93            59,795           (32,609)            4,753          (267,801)           (9,736)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
                --                --                --                --                --                --
              (411)          (14,180)         (491,420)         (366,228)         (374,778)          (15,616)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
              (411)          (14,180)         (491,420)         (366,228)         (374,778)          (15,616)
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             2,320           193,227         6,687,915         5,397,326        10,183,043           552,608
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
             1,909           179,047         6,196,495         5,031,098         9,808,265           536,992
--------------------- ----------------- ----------------- ----------------- ----------------- -----------------
           $ 2,002         $ 238,842       $ 6,163,886       $ 5,035,851       $ 9,540,464         $ 527,256
===================== ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           UIF EQUITY AND         UIF U.S.                               VAN KAMPEN LIT
                                                   INCOME    MID CAP VALUE    UIF U.S. REAL ESTATE    GROWTH AND INCOME
                                              SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                           ----------------- ---------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                 $ 136,764          $ 2,605                $ 68,122            $ 106,210
                                           ----------------- ---------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                    61,129            2,529                  26,202               33,492
      Administrative charges                       12,111              571                   5,121                7,262
                                           ----------------- ---------------- ----------------------- --------------------
        Total expenses                             73,240            3,100                  31,323               40,754
                                           ----------------- ---------------- ----------------------- --------------------
           Net investment income (loss)            63,524             (495)                 36,799               65,456
                                           ----------------- ---------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --               --                      --                   --
      Realized gains (losses) on sale of
        investments                              (233,970)          (1,799)               (237,008)             (57,109)
                                           ----------------- ---------------- ----------------------- --------------------
           Net realized gains (losses)           (233,970)          (1,799)               (237,008)             (57,109)
                                           ----------------- ---------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          1,129,791           80,926                 866,318              725,353
                                           ----------------- ---------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               895,821           79,127                 629,310              668,244
                                           ----------------- ---------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 959,345         $ 78,632               $ 666,109            $ 733,700
                                           ================= ================ ======================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

              LMPVET                LMPVET                LMPVET                LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
    SMALL CAP GROWTH             INVESTORS     FUNDAMENTAL VALUE          APPRECIATION     AGGRESSIVE GROWTH      LARGE CAP GROWTH
         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                $ --              $ 16,023              $ 62,455             $ 127,911                  $ --               $ 1,113
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
              16,704                12,721                55,227                66,828               109,633                 5,534
               2,980                 2,176                10,420                12,880                19,623                   957
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
              19,684                14,897                65,647                79,708               129,256                 6,491
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             (19,684)                1,126                (3,192)               48,203              (129,256)               (5,378)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                  --                    --                    --                    --                    --                    --
             (35,082)              (73,358)             (311,051)             (257,016)             (299,448)               (5,445)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             (35,082)              (73,358)             (311,051)             (257,016)             (299,448)               (5,445)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             475,684               275,357             1,364,647             1,256,049             2,721,331               144,032
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             440,602               201,999             1,053,596               999,033             2,421,883               138,587
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           $ 420,918             $ 203,125           $ 1,050,404           $ 1,047,236           $ 2,292,627             $ 133,209
===================== ===================== ===================== ===================== ===================== =====================


The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                                  LMPVET
                                           CLEARBRIDGE VARIABLE                LMPVET        INVESTMENT                 LMPVET
                                                         EQUITY  CLEARBRIDGE VARIABLE  COUNSEL VARIABLE   CLEARBRIDGE VARIABLE
                                                 INCOME BUILDER     DIVIDEND STRATEGY  SOCIAL AWARENESS                CAPITAL
                                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------- --------------------- ------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                       $ 183,902               $ 7,025             $ 131                $ 4,992
                                           --------------------- --------------------- ------------------ ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                          79,676                 5,459               105                 11,584
      Administrative charges                             14,130                   937                18                  1,928
                                           --------------------- --------------------- ------------------ ---------------------
        Total expenses                                   93,806                 6,396               123                 13,512
                                           --------------------- --------------------- ------------------ ---------------------
           Net investment income (loss)                  90,096                   629                 8                 (8,520)
                                           --------------------- --------------------- ------------------ ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                --                     --
      Realized gains (losses) on sale of
        investments                                    (159,447)              (34,293)              (51)               (65,816)
                                           --------------------- --------------------- ------------------ ---------------------
           Net realized gains (losses)                 (159,447)              (34,293)              (51)               (65,816)
                                           --------------------- --------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                                1,177,453               102,133             1,702                322,876
                                           --------------------- --------------------- ------------------ ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   1,018,006                67,840             1,651                257,060
                                           --------------------- --------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 1,108,102              $ 68,469           $ 1,659              $ 248,540
                                           ===================== ===================== ================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                                      LMPVIT           LMPVIT
                                                                     LMPVET    WESTERN ASSET    WESTERN ASSET
                                                                BATTERMARCH         VARIABLE         VARIABLE
LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    VARIABLE GLOBAL      GLOBAL HIGH       ADJUSTABLE
  ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%             EQUITY       YIELD BOND      RATE INCOME
     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
        $ 44,445             $ 6,350            $ 13,173           $ 31,765        $ 419,864          $ 7,541
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          11,447               2,798               6,351             14,983           49,561            6,233
           2,139                 503               1,268              2,565            9,214            1,049
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          13,586               3,301               7,619             17,548           58,775            7,282
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
          30,859               3,049               5,554             14,217          361,089              259
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
              --                  --                  --                 --               --               --
         (26,293)            (48,322)            (18,151)           (85,520)        (223,331)         (18,408)
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         (26,293)            (48,322)            (18,151)           (85,520)        (223,331)         (18,408)
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         238,359              92,060             163,510            248,434        1,394,257           79,954
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
         212,066              43,738             145,359            162,914        1,170,926           61,546
------------------- ------------------- ------------------- ------------------ ---------------- ----------------
       $ 242,925            $ 46,787           $ 150,913          $ 177,131      $ 1,532,015         $ 61,805
=================== =================== =================== ================== ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                 LMPVIT
                                                                          WESTERN ASSET       OPPENHEIMER
                                                                               VARIABLE    VA MAIN STREET
                                                                           MONEY MARKET         SMALL CAP
                                                                            SUB-ACCOUNT       SUB-ACCOUNT
                                                                          ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                                                $ 51,299           $ 4,628
                                                                          ---------------- -----------------
EXPENSES:
      Mortality and expense risk charges                                        294,554            10,297
      Administrative charges                                                     56,530             2,421
                                                                          ---------------- -----------------
        Total expenses                                                          351,084            12,718
                                                                          ---------------- -----------------
           Net investment income (loss)                                        (299,785)           (8,090)
                                                                          ---------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                    --                --
      Realized gains (losses) on sale of investments                                 --            (9,548)
                                                                          ---------------- -----------------
           Net realized gains (losses)                                               --            (9,548)
                                                                          ---------------- -----------------
      Change in unrealized gains (losses) on investments                             --           358,846
                                                                          ---------------- -----------------
      Net realized and change in unrealized gains (losses) on investments            --           349,298
                                                                          ---------------- -----------------
      Net increase (decrease) in net assets resulting from operations        $ (299,785)        $ 341,208
                                                                          ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                            MIST                            MIST                            MIST
                                   LORD ABBETT GROWTH AND INCOME      LORD ABBETT BOND DEBENTURE       LORD ABBETT MID CAP VALUE
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                             2009           2008              2009          2008              2009          2008
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 151,871       $  (62,055)    $   1,243,510     $ 647,528        $   17,840     $ (72,480)
  Net realized gains (losses)          (1,290,466)     2,991,033          (386,360)     (205,696)         (324,010)      572,659
  Change in unrealized gains
     (losses) on investments            6,371,251    (21,418,979)        5,950,194    (5,716,113)        2,290,245    (3,806,393)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,232,656    (18,490,001)        6,807,344    (5,274,281)        1,984,075    (3,306,214)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,421,957      2,996,877         1,562,178     1,369,809         2,533,192     1,460,418
  Net transfers (including fixed
     account)                             313,792       (655,574)        1,170,813    (1,230,592)          566,307       771,837
  Contract charges                       (191,904)      (194,804)         (128,702)     (114,346)          (39,212)      (27,634)
  Transfers for contract benefits
     and terminations                  (1,434,395)    (2,357,288)       (1,106,924)   (1,776,324)         (248,481)     (300,483)
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       1,109,450       (210,789)        1,497,365    (1,751,453)        2,811,806     1,904,138
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
     Net increase (decrease)
       in net assets                    6,342,106    (18,700,790)        8,304,709    (7,025,734)        4,795,881    (1,402,076)
NET ASSETS:
  Beginning of year                    29,752,070     48,452,860        19,475,363    26,501,097         5,552,501     6,954,577
                                   ----------------- -------------- ----------------- ------------- ----------------- -------------
  End of year                      $   36,094,176    $29,752,070     $  27,780,072    $19,475,363     $ 10,348,382    $5,552,501
                                   ================= ============== ================= ============= ================= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                            MIST                          MIST                       LEGG MASON                            MIST
OPPENHEIMER CAPITAL APPRECIATION    PARTNERS AGGRESSIVE GROWTH        VAN KAMPEN MID CAP GROWTH          MIST PIMCO TOTAL RETURN
                     SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------------- ----------------------------- -------------------------------- --------------------------------
      2009                2008           2009           2008           2009              2008             2009            2008
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
  $ (225,821)          $ 367,539     $ (136,597)    $ (174,505)     $ (40,928)         $ (7,569)     $ 3,973,115       $ 921,779
    (950,158)          4,795,089       (410,016)      (213,755)       (73,866)          136,152        3,114,406         997,260
   6,095,182         (15,897,325)     2,851,250     (4,585,129)     1,236,729        (1,443,177)       4,791,737      (2,740,538)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
   4,919,203         (10,734,697)     2,304,637     (4,973,389)     1,121,935        (1,314,594)      11,879,258        (821,499)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
     171,467             425,671        533,127      1,144,742        436,466           811,237       23,778,684      14,068,315
    (342,734)           (758,638)      (394,033)      (282,958)        72,499           348,890       23,240,978       4,305,285
     (84,903)            (90,452)       (50,447)       (49,704)       (10,801)           (6,644)        (396,795)       (219,817)
    (520,852)         (1,324,687)      (301,653)      (677,006)      (134,531)         (201,276)      (3,690,006)     (4,126,484)
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
    (777,022)         (1,748,106)      (213,006)       135,074        363,633           952,207       42,932,861      14,027,299
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
   4,142,181         (12,482,803)     2,091,631     (4,838,315)     1,485,568          (362,387)      54,812,119      13,205,800
  12,188,544          24,671,347      7,613,664     12,451,979      1,791,803         2,154,190       57,333,805      44,128,005
---------------     --------------- -------------- -------------- --------------     ------------- ---------------- ---------------
$ 16,330,725        $ 12,188,544    $ 9,705,295    $ 7,613,664    $ 3,277,371       $ 1,791,803    $ 112,145,924    $ 57,333,805
=============== =================== ============== ============== ============== ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                            MIST                             MIST
                                           MIST RCM TECHNOLOGY     T. ROWE PRICE MID CAP GROWTH       MFS RESEARCH INTERNATIONAL
                                                   SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ -------------------------------- --------------------------------
                                            2009          2008              2009           2008              2009           2008
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (80,709)    $ 540,781     $    (276,882)    $ (284,144)      $   411,770     $   72,560
  Net realized gains (losses)           (195,207)    1,166,091          (398,414)     1,886,557        (1,548,914)     3,018,884
  Change in unrealized gains
     (losses) on investments           2,482,211    (4,507,400)        6,775,480    (10,194,751)        8,725,408    (20,816,929)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,206,295    (2,800,528)        6,100,184     (8,592,338)        7,588,264    (17,725,485)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                756,610       933,892         2,980,376      2,868,430         2,309,922      5,430,511
  Net transfers (including fixed
     account)                            523,896        76,132           196,806        421,360          (639,669)     3,378,989
  Contract charges                       (31,035)      (22,623)         (101,903)       (83,239)         (178,641)      (155,389)
  Transfers for contract benefits
     and terminations                   (135,566)     (225,548)         (521,793)      (815,964)       (1,109,918)    (1,696,371)
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,113,905       761,853         2,553,486      2,390,587           381,694      6,957,740
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
     Net increase (decrease)
       in net assets                   3,320,200    (2,038,675)        8,653,670     (6,201,751)        7,969,958    (10,767,745)
NET ASSETS:
  Beginning of year                    3,567,317     5,605,992        13,198,468     19,400,219        25,570,277     36,338,022
                                   ---------------- ------------- ----------------- -------------- ----------------- --------------
  End of year                      $ 6,887,517      $3,567,317    $   21,852,138    $13,198,468    $   33,540,235    $25,570,277
                                   ================ ============= ================= ============== ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                           MIST                           MIST                            MIST
        MIST LAZARD MID CAP        MET/AIM SMALL CAP GROWTH     HARRIS OAKMARK INTERNATIONAL   THIRD AVENUE SMALL CAP VALUE
                SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- ------------------------------
        2009          2008           2009             2008           2009             2008           2009             2008
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   $ (49,880)    $ (73,486)    $ (193,839)      $ (213,128)   $ 1,844,528         $ (1,914)    $ (113,141)      $ (246,417)
    (414,571)      278,904       (423,147)       1,035,361     (1,922,590)       4,605,446       (429,245)       1,485,355
   3,342,048    (4,739,578)     3,969,194       (7,057,055)    12,938,433      (22,668,499)     5,696,293      (10,177,950)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   2,877,597    (4,534,160)     3,352,208       (6,234,822)    12,860,371      (18,064,967)     5,153,907       (8,939,012)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   1,176,781     1,677,900      1,680,575        1,384,328      2,822,275        2,904,626      1,908,856        2,867,904
     122,840       551,371        275,958          566,323     (1,397,276)      (1,642,898)       334,789       (2,105,443)
     (55,694)      (41,815)       (67,193)         (60,527)      (193,911)        (175,163)      (139,234)        (133,821)
    (370,325)     (651,915)      (499,105)        (850,100)    (1,053,201)      (1,739,889)      (817,998)      (1,269,669)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
     873,602     1,535,541      1,390,235        1,040,024        177,887         (653,324)     1,286,413         (641,029)
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
   3,751,199    (2,998,619)     4,742,443       (5,194,798)    13,038,258      (18,718,291)     6,440,320       (9,580,041)
   7,568,836    10,567,455      9,943,798       15,138,596     24,562,840       43,281,131     19,889,952       29,469,993
-------------- ------------- --------------     ------------ -------------     ------------- -------------     ------------
$ 11,320,035   $ 7,568,836   $ 14,686,241      $ 9,943,798   $ 37,601,098     $ 24,562,840   $ 26,330,272     $ 19,889,952
============== ============= ==============     ============ =============     ============= =============     ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             MIST
                                   PIMCO INFLATION PROTECTED BOND  MIST CLARION GLOBAL REAL ESTATE   MIST TURNER MID CAP GROWTH
                                                      SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
                                   ------------------------------- -------------------------------- ----------------------------
                                             2009            2008            2009             2008           2009          2008
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   800,473     $   581,255     $   170,113     $     (4,534)  $    (90,897)    $(111,894)
  Net realized gains (losses)             (63,319)        (10,812)       (620,215)         791,721       (236,928)      570,608
  Change in unrealized gains
     (losses) on investments            6,158,473      (4,084,978)      4,202,910       (7,245,632)     2,446,221    (4,626,453)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets resulting
       from operations                  6,895,627      (3,514,535)      3,752,808       (6,458,445)     2,118,396    (4,167,739)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              12,762,671      10,473,974         989,160        1,810,321        676,575       530,634
  Net transfers (including fixed
     account)                          12,416,877       1,310,054         294,126          919,252        (43,474)      316,592
  Contract charges                       (255,415)       (149,318)        (69,197)         (58,192)       (35,474)      (35,133)
  Transfers for contract benefits
     and terminations                  (2,301,496)     (2,534,957)       (460,060)        (741,896)      (235,712)     (427,217)
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      22,622,637       9,099,753         754,029        1,929,485        361,915       384,876
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
     Net increase (decrease)
       in net assets                   29,518,264       5,585,218       4,506,837       (4,528,960)     2,480,311    (3,782,863)
NET ASSETS:
  Beginning of year                    34,541,263      28,956,045       9,394,523       13,923,483      4,553,801     8,336,664
                                   ----------------- ------------- ----------------- -------------- --------------   -----------
  End of year                      $ 64,059,527       $34,541,263  $ 13,901,360       $  9,394,523  $ 7,034,112    $  4,553,801
                                   ================= ============= ================= ============== ==============   ===========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

         MIST GOLDMAN SACHS                           MIST                           MIST
              MID CAP VALUE     METLIFE DEFENSIVE STRATEGY      METLIFE MODERATE STRATEGY  MIST METLIFE BALANCED STRATEGY
                SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------- ------------------------------ ------------------------------- ---------------------------------
        2009          2008           2009            2008           2009             2008           2009             2008
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   $ (50,828)   $ (150,097)   $ 1,177,552      $ (263,453)   $ 2,235,207         $ 78,869   $ (4,370,559)     $ 8,882,465
    (852,450)      921,154        942,367        (203,794)       180,453        1,689,125     (6,157,627)      14,387,674
   4,127,511    (7,739,089)    17,746,419     (15,883,244)    28,537,552      (42,671,761)    74,988,316     (132,223,804)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   3,224,233    (6,968,032)    19,866,338     (16,350,491)    30,953,212      (40,903,767)    64,460,130     (108,953,665)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
      23,201     1,101,585     13,872,433       9,489,806     30,700,242       25,477,506     44,419,730       39,931,144
    (485,293)   (1,623,005)    24,492,230      28,841,474      3,737,979        2,548,587     11,332,007       (6,563,860)
     (79,011)      (84,062)      (470,204)       (240,914)      (763,966)        (626,449)    (1,618,437)      (1,433,672)
    (505,506)     (967,224)    (3,909,888)     (5,069,835)    (6,264,184)      (6,703,647)   (11,490,958)     (16,036,183)
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
  (1,046,609)   (1,572,706)    33,984,571      33,020,531     27,410,071       20,695,997     42,642,342       15,897,429
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
   2,177,624    (8,540,738)    53,850,909      16,670,040     58,363,283      (20,207,770)   107,102,472      (93,056,236)
  11,451,424    19,992,162     70,218,620      53,548,580    115,658,116      135,865,886    223,880,205      316,936,441
------------- ------------- -------------- --------------- ---------------- -------------- ---------------- ----------------
$ 13,629,048  $ 11,451,424  $ 124,069,529    $ 70,218,620  $ 174,021,399    $ 115,658,116  $ 330,982,677    $ 223,880,205
============= ============= ============== =============== ================ ============== ================ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MIST METLIFE GROWTH STRATEGY  MIST METLIFE AGGRESSIVE STRATEGY          MIST SSGA GROWTH ETF
                                                    SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- --------------------------------- ----------------------------
                                          2009             2008            2009              2008            2009         2008
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (4,999,894)     $ 6,627,126      $ (814,152)    $   1,290,439       $ (58,013)    $  1,029
  Net realized gains (losses)       (6,734,456)      20,626,099      (2,739,284)        5,109,769          60,290       43,391
  Change in unrealized gains
     (losses) on investments        91,215,493     (189,095,122)     17,277,304       (38,600,357)      2,338,991     (739,544)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations              79,481,143     (161,841,897)     13,723,868       (32,200,149)      2,341,268     (695,124)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           29,801,454       58,295,762       3,241,909         6,149,057       7,498,626      220,587
  Net transfers (including fixed
     account)                         (119,738)     (11,203,389)      1,159,546        (1,048,919)      4,263,668      109,090
  Contract charges                  (2,064,145)      (1,773,343)       (381,257)         (352,044)        (10,341)      (5,111)
  Transfers for contract benefits
     and terminations              (11,974,825)     (13,749,287)     (1,857,440)       (2,844,035)        (34,829)    (133,875)
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   15,642,746       31,569,743       2,162,758         1,904,059      11,717,124      190,691
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
     Net increase (decrease)
       in net assets                95,123,889     (130,272,154)     15,886,626       (30,296,090)     14,058,392     (504,433)
NET ASSETS:
  Beginning of year                262,939,644      393,211,798      44,335,779        74,631,869       1,463,201    1,967,634
                                   -------------- -------------- ----------------- --------------- ----------------- ----------
  End of year                      $358,063,533   $ 262,939,644    $ 60,222,405     $  44,335,779    $ 15,521,593   $1,463,201
                                   ============== ============== ================= =============== ================= ==========


(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                         MIST                                                                                              MIST
   SSGA GROWTH AND INCOME ETF       MIST VAN KAMPEN COMSTOCK    MIST LEGG MASON VALUE EQUITY        MFS EMERGING MARKETS EQUITY
                  SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT
-------------------------------- ------------------------------ ------------------------------- ----------------------------------
        2009             2008            2009           2008           2009             2008            2009               2008
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
   $ (54,328)         $ 5,110        $ 53,991          $ 629       $ (7,907)      $ (107,467)       $ (2,514)         $ (96,968)
      50,457           30,087        (538,688)       (10,470)      (311,640)        (234,830)       (877,241)           369,218
   2,192,199         (463,619)      3,701,638     (5,243,379)     2,336,483       (4,790,088)      9,337,068        (11,737,314)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
   2,188,328         (428,422)      3,216,941     (5,253,220)     2,016,936       (5,132,385)      8,457,313        (11,465,064)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  12,271,149            5,617       1,484,250      2,203,531      1,125,053        1,505,302       3,528,953          3,044,661
   5,111,539            5,129       2,270,676      1,423,585        170,112          696,623         555,232         11,897,122
     (17,130)          (4,749)        (68,454)       (51,263)       (34,704)         (29,437)       (104,178)           (60,157)
     (64,171)              93        (473,541)      (715,949)      (201,652)        (483,800)       (475,450)          (571,176)
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  17,301,387            6,090       3,212,931      2,859,904      1,058,809        1,688,688       3,504,557         14,310,450
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
  19,489,715         (422,332)      6,429,872     (2,393,316)     3,075,745       (3,443,697)     11,961,870          2,845,386
   1,215,646        1,637,978       9,693,668     12,086,984      4,720,285        8,163,982      11,946,033          9,100,647
---------------     ------------ --------------- -------------- -------------- ---------------- ---------------     --------------
$ 20,705,361      $ 1,215,646    $ 16,123,540    $ 9,693,668    $ 7,796,030      $ 4,720,285    $ 23,907,903       $ 11,946,033
=============== ================ =============== ============== ============== ================ =============== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST LOOMIS SAYLES GLOBAL
                                                        MARKETS      MIST BLACKROCK HIGH YIELD               MIST JANUS FORTY
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                             2009          2008             2009         2008             2009          2008
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 31,543       $ 294,017      $ 106,982       $ 49,515     $ (54,037)       $  54,726
  Net realized gains (losses)            (297,447)      312,558           62,326      (75,635)         (90,917)       (6,665)
  Change in unrealized gains
     (losses) on investments            3,211,313    (5,309,733)       1,525,370     (389,880)       1,206,006    (1,249,873)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,945,409    (4,703,158)       1,694,678     (416,000)       1,061,052    (1,201,812)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 934,500     1,943,126        2,689,593      843,816          318,919     1,076,064
  Net transfers (including fixed
     account)                             612,034     1,377,503        2,310,321      326,300          236,640     1,044,507
  Contract charges                        (60,225)      (47,439)         (19,327)      (3,825)         (14,402)       (7,190)
  Transfers for contract benefits
     and terminations                    (275,156)     (268,140)        (183,233)    (210,644)         (41,104)      (72,000)
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       1,211,153     3,005,050        4,797,354      955,647          500,053     2,041,381
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
     Net increase (decrease)
       in net assets                    4,156,562    (1,698,108)       6,492,032      539,647        1,561,105       839,569
NET ASSETS:
  Beginning of year                     7,371,133     9,069,241        1,506,242      966,595        2,309,828     1,470,259
                                   ----------------- ------------- ---------------- ------------ ---------------- -------------
  End of year                      $ 11,527,695      $7,371,133    $   7,998,274    $1,506,242    $  3,870,933    $2,309,828
                                   ================= ============= ================ ============ ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

             MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME    MIST DREMAN SMALL CAP VALUE    MIST BLACKROCK LARGE CAP CORE
                   SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
------------------ ----------- -------------------------------- ------------------------------ ---------------- ---------------
       2009            2008            2009             2008           2009            2008         2009                2008
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
   $ (2,280)       $ (4,784)      $ 393,027        $ 417,661      $ (26,915)      $ (35,320)    $ (2,926)           $ (5,635)
    (17,145)        (34,016)        (58,105)         (78,749)       (91,014)        (32,266)      (7,152)             (9,800)
    535,508        (255,363)      2,718,436       (1,514,771)       998,311      (1,023,669)     127,458            (200,759)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
    516,083        (294,163)      3,053,358       (1,175,859)       880,382      (1,091,255)     117,380            (216,194)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
    984,224         459,870       3,356,168        3,070,287        284,268         928,338       92,696              98,093
    913,602          25,041         733,949          (77,254)       (53,864)        120,507      130,110             155,260
     (4,706)         (2,225)        (41,467)         (17,853)       (20,125)        (13,703)      (3,849)             (2,550)
    (50,837)        (24,809)       (561,167)        (610,483)       (91,015)       (246,526)     (12,002)             (6,158)
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
  1,842,283         457,877       3,487,483        2,364,697        119,264         788,616      206,955             244,645
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
  2,358,366         163,714       6,540,841        1,188,838        999,646        (302,639)     324,335              28,451
    883,215         719,501       8,801,765        7,612,927      2,969,988       3,272,627      454,220             425,769
--------------     ----------- --------------- ---------------- -------------- --------------- ------------     ---------------
$ 3,241,581       $ 883,215    $ 15,342,606      $ 8,801,765    $ 3,969,634     $ 2,969,988    $ 778,555           $ 454,220
============== =============== =============== ================ ============== =============== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                             MIST AMERICAN FUNDS
                                   MIST RAINIER LARGE CAP EQUITY             BALANCED ALLOCATION       MIST AMERICAN FUNDS BOND
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                            2009            2008              2009       2008 (a)             2009      2008 (a)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (27,090)       $   (42,524)    $ (888,428)       $ 748,981     $ (123,928)       $121,036
  Net realized gains (losses)           (129,103)        (52,246)          600,615       (41,748)           40,997       (7,997)
  Change in unrealized gains
     (losses) on investments             798,559      (1,193,030)       15,614,928    (4,976,852)          805,332     (233,176)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   642,366      (1,287,800)       15,327,115    (4,269,619)          722,401     (120,137)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                484,370         947,124        34,599,054    17,599,569         5,419,890    1,893,898
  Net transfers (including fixed
     account)                             15,121       2,342,312        10,196,097    11,243,422         4,569,866      851,253
  Contract charges                       (18,168)        (12,354)         (223,025)      (10,403)          (27,484)        (461)
  Transfers for contract benefits
     and terminations                    (18,865)        (38,114)       (1,062,479)     (244,667)         (201,440)      (5,332)
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        462,458       3,238,968        43,509,647    28,587,921         9,760,832    2,739,358
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
     Net increase (decrease)
       in net assets                   1,104,824       1,951,168        58,836,762    24,318,302        10,483,233    2,619,221
NET ASSETS:
  Beginning of year                    2,371,997         420,829        24,318,302            --         2,619,221           --
                                   ---------------- --------------- ----------------- ------------- ----------------- ------------
  End of year                      $   3,476,821     $ 2,371,997    $   83,155,064    $ 24,318,302    $ 13,102,454    $2,619,221
                                   ================ =============== ================= ============= ================= ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                 MIST AMERICAN FUNDS GROWTH            MIST AMERICAN FUNDS      MIST AMERICAN FUNDS MODERATE
 MIST AMERICAN FUNDS GROWTH                      ALLOCATION                  INTERNATIONAL                        ALLOCATION
                SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------ ------------------------------- ------------------------------ ---------------------------------
        2009        2008 (a)           2009         2008 (a)           2009        2008 (a)           2009           2008 (a)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
  $ (183,960)     $ 169,445      $ (813,860)      $ 934,184      $ (105,979)     $ 191,780      $ (510,180)        $ 383,386
      24,435        (75,208)        472,316        (198,359)         46,635         (5,926)         96,901           (23,651)
   4,043,558     (1,716,779)     16,527,787      (5,773,323)      2,433,344     (1,090,666)      7,159,069        (1,540,752)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   3,884,033     (1,622,542)     16,186,243      (5,037,498)      2,374,000       (904,812)      6,745,790        (1,181,017)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   6,977,022      3,558,536      23,608,500      21,960,502       4,176,573      2,154,967      21,552,846         8,635,179
   2,336,052      3,038,967       4,931,316       7,572,108         514,980      1,975,862      12,076,817         4,827,279
     (44,043)        (3,361)       (226,430)         (6,546)        (27,875)        (3,358)       (109,695)           (1,858)
    (245,786)       (46,812)     (1,101,241)       (186,787)        (79,317)       (30,389)       (420,306)          (52,635)
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
   9,023,245      6,547,330      27,212,145      29,339,277       4,584,361      4,097,082      33,099,662        13,407,965
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
  12,907,278      4,924,788      43,398,388      24,301,779       6,958,361      3,192,270      39,845,452        12,226,948
   4,924,788             --      24,301,779              --       3,192,270             --      12,226,948                --
--------------- -------------- --------------- --------------- --------------- -------------- ---------------     -------------
$ 17,832,066    $ 4,924,788    $ 67,700,167    $ 24,301,779    $ 10,150,631    $ 3,192,270    $ 52,072,400      $ 12,226,948
=============== ============== =============== =============== =============== ============== =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                      MIST     MIST MET/FRANKLIN TEMPLETON
                                   MIST MET/TEMPLETON GROWTH    MET/FRANKLIN MUTUAL SHARES               FOUNDING STRATEGY
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ---------------------------- ----------------------------- -------------------------------
                                          2009       2008 (a)            2009      2008 (a)             2009       2008 (a)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (597)       $      45     $ (43,435)       $ 18,039     $ (269,849)       $ 104,337
  Net realized gains (losses)            2,253            --           18,561       (3,874)          251,834       (29,404)
  Change in unrealized gains
     (losses) on investments            28,968          (749)         910,547     (191,120)        5,200,339    (1,286,332)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  30,624          (704)         885,673     (176,955)        5,182,324    (1,211,399)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               79,131         9,153        2,861,097      672,874         9,087,871     7,453,069
  Net transfers (including fixed
     account)                               90         6,991        1,308,583      316,497         3,343,257     1,480,026
  Contract charges                         (80)           --          (10,331)        (537)          (72,765)         (501)
  Transfers for contract benefits
     and terminations                     (313)         (188)         (54,052)     (10,811)         (419,074)      (29,602)
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       78,828        15,956        4,105,297      978,023        11,939,289     8,902,992
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
     Net increase (decrease)
       in net assets                   109,452        15,252        4,990,970      801,068        17,121,613     7,691,593
NET ASSETS:
  Beginning of year                     15,252            --          801,068           --         7,691,593            --
                                   -------------- ------------- ---------------- ------------ ----------------- -------------
  End of year                      $ 124,704       $  15,252    $   5,792,038     $801,068    $   24,813,206    $7,691,593
                                   ============== ============= ================ ============ ================= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

         MIST
MET/TEMPLETON
INTERNATIONAL
         BOND       RUSSELL MULTI-STYLE EQUITY    RUSSELL AGGRESSIVE EQUITY           RUSSELL NON-U.S.
  SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
---------------- ----------------------------- ---------------------------- --------------------------
      2009 (b)       2009              2008       2009              2008        2009           2008
---------------- -----------     ------------- ----------     ------------- -----------     ----------
     $ (1,158)      $ (28)            $ 279      $ (40)           $ (149)      $ 317         $ (352)
          602        (156)           12,827        (87)           (2,070)       (219)           221
        9,138      10,708           (55,244)     1,504            (4,794)      4,977        (13,370)
---------------- -----------     ------------- ----------     ------------- -----------     ----------
        8,582      10,524           (42,138)     1,377            (7,013)      5,075        (13,501)
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      178,543          --                --         --                --          --             --
      146,351         724             4,070        187               686        (688)         3,556
          (94)        (27)               (9)        (3)               (1)        (15)            (4)
         (411)         12          (114,353)        (5)          (25,817)         (7)            27
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      324,389         709          (110,292)       179           (25,132)       (710)         3,579
---------------- -----------     ------------- ----------     ------------- -----------     ----------
      332,971      11,233          (152,430)     1,556           (32,145)      4,365         (9,922)
           --      35,016           187,446      4,489            36,634      20,544         30,466
---------------- -----------     ------------- ----------     ------------- -----------     ----------
    $ 332,971    $ 46,249          $ 35,016    $ 6,045           $ 4,489    $ 24,909       $ 20,544
================ ===========     ============= ==========     ============= ===========    ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         RUSSELL CORE BOND    RUSSELL REAL ESTATE SECURITIES       AIM V.I. INTERNATIONAL GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT
                                   -------------------------- --------------------------------- --------------------------------
                                          2009        2008           2009               2008             2009            2008
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 1,979       $ 5,183        $ 248       $          232        $ 7,169       $    (3,973)
  Net realized gains (losses)              603      (9,352)          (120)             5,011          (17,369)        (20,006)
  Change in unrealized gains
     (losses) on investments             5,280      (6,881)         2,027            (10,523)         489,601        (347,447)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   7,862     (11,050)         2,155             (5,280)         479,401        (371,426)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   --          --             --                 --          702,067         863,119
  Net transfers (including fixed
     account)                             (493)     (8,836)           270                524          260,819          48,443
  Contract charges                         (40)        (15)            (5)                (1)          (4,834)         (1,613)
  Transfers for contract benefits
     and terminations                       (8)   (204,193)            (9)           (54,861)         (28,166)        (33,978)
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         (541)   (213,044)           256            (54,338)         929,886         875,971
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
     Net increase (decrease)
       in net assets                     7,321    (224,094)         2,411            (59,618)       1,409,287         504,545
NET ASSETS:
  Beginning of year                     56,669     280,763          7,357             66,975          908,185         403,640
                                   -------------- ----------- -------------- ------------------ ---------------- ---------------
  End of year                       $ 63,990       $56,669      $ 9,768       $        7,357    $ 2,317,472       $   908,185
                                   ============== =========== ============== ================== ================ ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

AIM V.I. GLOBAL REAL ESTATE    PUTNAM VT GROWTH AND INCOME       PUTNAM VT EQUITY INCOME              PUTNAM VT VISTA
                SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------ ------------------------------ -------------------------- ----------------------------
     2009              2008         2009              2008        2009           2008         2009            2008
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
 $ (1,745)          $ 7,928      $ 1,940           $ 1,544        $ 15          $ 724     $ (1,208)       $ (2,003)
   (1,320)           11,962       (2,069)           24,195     (28,222)         3,519         (632)        (11,147)
   51,627           (24,936)      32,842           (92,042)     30,666        (38,735)      35,121         (60,591)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   48,562            (5,046)      32,713           (66,303)      2,459        (34,492)      33,281         (73,741)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   51,187            86,073        7,664             7,861          --             --       14,514          15,026
   15,014            12,593           10             7,056     (48,198)        36,406        1,011        (117,314)
     (215)               --          (45)              (57)         (3)            (6)          (2)             (2)
   (1,454)             (464)         (27)               47         (17)        (2,690)         (10)             27
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
   64,532            98,202        7,602            14,907     (48,218)        33,710       15,513        (102,263)
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
  113,094            93,156       40,315           (51,396)    (45,759)          (782)      48,794        (176,004)
   93,156                --      103,718           155,114      80,878         81,660       72,736         248,740
------------     ------------- ------------     ------------- -----------     ---------- ------------     -----------
$ 206,250          $ 93,156    $ 144,033         $ 103,718    $ 35,119       $ 80,878    $ 121,530        $ 72,736
============     ============= ============     ============= ===========     ========== ============     ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH    FTVIPT TEMPLETON GLOBAL BOND
                                                     SECURITIES                   SECURITIES                      SECURITIES
                                                    SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ---------------------------- -------------------------------
                                             2009          2008             2009        2008             2009           2008
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 178,658       $  96,121       $ 15,579       $ 2,389      $ 159,865       $    5,360
  Net realized gains (losses)             (82,264)      890,922          (48,091)     18,074            1,846         (3,305)
  Change in unrealized gains
     (losses) on investments            4,115,314    (8,618,906)         326,876    (535,664)          44,111         10,503
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  4,211,708    (7,631,863)         294,364    (515,201)         205,822         12,558
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,356,023     2,668,051          226,762     256,099        1,078,125        542,379
  Net transfers (including fixed
     account)                            (110,802)      933,645           81,258     125,121           86,330         64,590
  Contract charges                        (85,299)      (69,185)          (1,126)       (406)          (3,219)            (8)
  Transfers for contract benefits
     and terminations                    (490,838)     (864,353)         (30,090)    (41,438)         (19,595)        (6,267)
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         669,084     2,668,158          276,804     339,376        1,141,641        600,694
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
     Net increase (decrease)
       in net assets                    4,880,792    (4,963,705)         571,168    (175,825)       1,347,463        613,252
NET ASSETS:
  Beginning of year                    11,284,385    16,248,090          797,528     973,353          613,252             --
                                   --------------- ------------- ---------------- ----------- ---------------- --------------
  End of year                      $ 16,165,177    $ 11,284,385    $ 1,368,696    $  797,528    $ 1,960,715       $  613,252
                                   =============== ============= ================ =========== ================ ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                       FTVIPT FRANKLIN INCOME    FTVIPT FRANKLIN SMALL CAP VALUE                FIDELITY VIP
FTVIPT MUTUAL SHARES SECURITIES                   SECURITIES                          SECURITIES    EQUITY-INCOME SECURITIES
                    SUB-ACCOUNT                  SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------
       2009              2008           2009              2008       2009                  2008      2009              2008
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    $ 9,790          $ 35,142    $ 1,035,294         $ 624,484      $ 813                 $ (62)    $ 457             $ 457
    (62,330)          (60,292)      (553,492)           (4,803)     8,861                 7,079      (494)             (104)
    507,993          (913,459)     4,244,252        (6,661,479)    60,690               (55,532)   10,853           (25,611)
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    455,453          (938,609)     4,726,054        (6,041,798)    70,364               (48,515)   10,816           (25,258)
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    234,598           660,861        932,082         1,918,821    110,046               149,679        --                --
    254,849            65,243        505,636         2,215,044     43,833                31,665    14,229             1,008
     (4,345)             (698)       (87,813)          (66,281)      (541)                   --      (272)             (281)
    (95,251)         (368,301)      (533,219)         (769,796)    (1,545)                  (45)      (13)               30
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    389,851           357,105        816,686         3,297,788    151,793               181,299    13,944               757
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
    845,304          (581,504)     5,542,740        (2,744,010)   222,157               132,784    24,760           (24,501)
  1,616,209         2,197,713     14,004,904        16,748,914    132,784                    --    32,800            57,301
------------     -------------  ---------------   ------------- ------------     --------------- -----------     -----------
$ 2,461,513       $ 1,616,209   $ 19,547,644      $ 14,004,904  $ 354,941             $ 132,784  $ 57,560          $ 32,800
============     =============  ===============   ============= ============     =============== ===========     ===========


The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                            FIDELITY VIP MID CAP         FIDELITY VIP CONTRAFUND      MSF METLIFE STOCK INDEX
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------- ------------------------------- ----------------------------
                                            2009         2008              2009          2008              2009          2008
                                   ---------------- ------------ ----------------- ------------- ----------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (20,394)    $(18,754)        $ (34,398)    $(100,691)         $ 81,066     $   6,314
  Net realized gains (losses)            (45,060)     143,361          (708,601)       17,384          (518,026)      469,456
  Change in unrealized gains
     (losses) on investments             824,560     (857,241)        4,192,395    (7,299,121)        5,352,019    (9,844,526)
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   759,106     (732,634)        3,449,396    (7,382,428)        4,915,059    (9,368,756)
                                   -------------- ------------   --------------- -------------   -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                975,776      788,685           716,886     2,051,894         2,406,725     1,952,962
  Net transfers (including fixed
     account)                            326,283      275,425           160,741     1,115,855         2,000,920     3,925,513
  Contract charges                        (4,197)        (501)          (76,136)      (67,557)         (112,913)      (97,886)
  Transfers for contract benefits
     and terminations                   (117,776)     (65,696)         (308,267)     (691,993)         (588,899)     (746,416)
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,180,086      997,913           493,224     2,408,199         3,705,833     5,034,173
                                   -------------- ------------   --------------- -------------   -------------- -------------
     Net increase (decrease)
       in net assets                   1,939,192      265,279         3,942,620    (4,974,229)        8,620,892    (4,334,583)
NET ASSETS:
  Beginning of year                    1,543,057    1,277,778        10,108,558    15,082,787        16,018,073    20,352,656
                                   -------------- ------------   --------------- -------------   -------------- -------------
  End of year                      $ 3,482,249    $ 1,543,057    $ 14,051,178    $ 10,108,558    $ 24,638,965    $ 16,018,073
                                   ============== ============   =============== =============   ============== =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

MSF ARTIO INTERNATIONAL STOCK       MSF BLACKROCK BOND INCOME      MSF BLACKROCK MONEY MARKET         MSF DAVIS VENTURE VALUE
                  SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------- ------------------------------- ------------------------------- -------------------------------
     2009                2008           2009             2008            2009            2008            2009            2008
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
 $ (3,071)            $ 7,246      $ 275,769        $ 149,002      $ (969,985)      $ 303,983      $ (124,999)     $ (260,792)
  (41,064)               (225)       (26,472)         (62,976)             --              --        (901,701)        241,009
   95,916            (290,094)       174,736         (388,226)             --              --      13,721,566     (25,746,746)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
   51,781            (283,073)       424,033         (302,200)       (969,985)        303,983      12,694,866     (25,766,529)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
      318               6,923      1,001,108        1,414,797      19,973,046      17,320,582       5,114,086       8,072,164
    6,985              35,186        826,363          (39,379)        780,151      25,835,715          48,957        (231,313)
   (1,006)             (1,743)       (29,137)         (19,099)       (362,907)       (149,571)       (275,336)       (250,236)
  (24,291)            (95,110)      (235,258)        (197,506)     (8,095,167)    (12,250,341)     (1,763,683)     (2,526,471)
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
  (17,994)            (54,744)     1,563,076        1,158,813      12,295,123      30,756,385       3,124,024       5,064,144
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
   33,787            (337,817)     1,987,109          856,613      11,325,138      31,060,368      15,818,890     (20,702,385)
  286,613             624,430      5,077,642        4,221,029      57,731,501      26,671,133      39,410,894      60,113,279
------------     --------------- --------------     ------------ --------------- --------------- --------------- ---------------
$ 320,400           $ 286,613    $ 7,064,751      $ 5,077,642    $ 69,056,639    $ 57,731,501    $ 55,229,784    $ 39,410,894
============ =================== ============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MSF MET/ARTISAN MID CAP VALUE             MSF JENNISON GROWTH           MSF MFS TOTAL RETURN
                                                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- ----------------------------- ------------------------------
                                             2009           2008              2009          2008             2009          2008
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (89,238)    $ (226,249)    $    (309,333)    $  89,527      $   171,187     $ 142,331
  Net realized gains (losses)          (1,116,900)     1,082,532          (424,384)    1,374,386         (305,797)      300,471
  Change in unrealized gains
     (losses) on investments            4,850,924     (8,900,950)        6,899,325    (9,984,601)       1,306,552    (2,587,591)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  3,644,786     (8,044,667)        6,165,608    (8,520,688)       1,171,942    (2,144,789)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 558,548        678,121         2,443,658     2,235,785          719,472       609,776
  Net transfers (including fixed
     account)                            (242,759)       324,643         1,109,752     1,742,543          253,595       267,284
  Contract charges                        (66,946)       (66,393)         (108,821)      (88,702)         (36,069)      (31,135)
  Transfers for contract benefits
     and terminations                    (501,073)      (931,040)         (718,560)     (976,201)        (446,749)     (457,302)
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        (252,230)         5,331         2,726,029     2,913,425          490,249       388,623
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    3,392,556     (8,039,336)        8,891,637    (5,607,263)       1,662,191    (1,756,166)
NET ASSETS:
  Beginning of year                     9,489,131     17,528,467        15,052,257    20,659,520        6,737,770     8,493,936
                                   ----------------- -------------- --------------- ------------- ---------------- -------------
  End of year                      $   12,881,687     $9,489,131    $   23,943,894  $ 15,052,257    $   8,399,961    $6,737,770
                                   ================= ============== =============== ============= ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT    MSF T. ROWE PRICE SMALL CAP    MSF T. ROWE PRICE LARGE CAP
STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT                         GROWTH                         GROWTH
                 SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------ ------------------------------- ----------------------------- ------------------------------
    2009                2008            2009            2008         2009              2008         2009              2008
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
 $ 1,359               $ 839       $ 304,735       $ 138,227     $ (7,972)         $ (3,390)    $ (7,374)        $ (10,296)
     546                (353)        (40,789)        (59,495)       6,864               690      (28,431)           (9,541)
   4,901              (5,500)        109,094        (232,030)     169,627          (139,267)     267,778          (470,020)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
   6,806              (5,014)        373,040        (153,298)     168,519          (141,967)     231,973          (489,857)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
      --                  --       4,327,429       6,555,864       88,643           296,863        4,353             8,275
  (1,999)               (438)      2,277,611       1,104,556       14,702           111,785       44,409           (21,360)
    (102)               (124)        (73,620)        (27,258)      (2,808)             (476)      (3,687)           (4,615)
     (24)                 18        (904,753)     (1,205,195)     (17,348)           (2,546)     (39,898)          (34,589)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
  (2,125)               (544)      5,626,667       6,427,967       83,189           405,626        5,177           (52,289)
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
   4,681              (5,558)      5,999,707       6,274,669      251,708           263,659      237,150          (542,146)
  23,081              28,639      11,685,161       5,410,492      352,406            88,747      573,547         1,115,693
-----------     --------------- --------------- --------------- ------------     ------------- ------------     -------------
$ 27,762            $ 23,081    $ 17,684,868    $ 11,685,161    $ 604,114         $ 352,406    $ 810,697         $ 573,547
===========     =============== =============== =============== ============     ============= ============     =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MSF LOOMIS SAYLES
                                          SMALL CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------- -------------- ----------------- -------------- -----------------
                                          2009        2008           2009              2008           2009              2008
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,909)       $(3,178)      $ (78)       $        (220)     $ 3,168       $         544
  Net realized gains (losses)           (6,242)     17,697           (728)            1,569        (12,643)           10,140
  Change in unrealized gains
     (losses) on investments            77,770    (130,252)         2,351           (10,209)       171,968          (181,735)
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  68,619    (115,733)         1,545            (8,860)       162,493          (171,051)
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               41,073       7,174             --                --         83,005            77,123
  Net transfers (including fixed
     account)                           24,604      15,239          1,905              (310)        61,324            71,921
  Contract charges                      (1,094)     (1,061)           (73)              (89)          (486)             (119)
  Transfers for contract benefits
     and terminations                   (7,725)     (8,576)          (535)             (388)        (9,413)              351
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       56,858      12,776          1,297              (787)       134,430           149,276
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
     Net increase (decrease)
       in net assets                   125,477    (102,957)         2,842            (9,647)       296,923           (21,775)
NET ASSETS:
  Beginning of year                    161,820     264,777         13,394            23,041        313,489           335,264
                                   -------------- ----------- -------------- ----------------- -------------- -----------------
  End of year                      $ 287,297      $161,820     $ 16,236       $      13,394    $ 610,412       $     313,489
                                   ============== =========== ============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                   MSF METLIFE AGGRESSIVE        MSF METLIFE CONSERVATIVE     MSF METLIFE CONSERVATIVE TO
     MSF FI VALUE LEADERS                      ALLOCATION                      ALLOCATION             MODERATE ALLOCATION
              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- ------------------------------- ------------------------------- -------------------------------
     2009            2008           2009             2008           2009             2008           2009             2008
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
  $ 3,688            $ 37        $ 5,580        $ (17,542)      $ 24,403         $ (7,193)      $ 30,215        $ (11,857)
  (46,798)         15,041        (31,830)          31,506          1,514          (32,090)       (16,753)          (6,980)
  120,289        (155,994)       362,302         (761,870)       255,431         (165,156)       402,074         (396,561)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   77,179        (140,916)       336,052         (747,906)       281,348         (204,439)       415,536         (415,398)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   32,534         114,191         40,000          327,606             --        1,456,425             --          197,250
    3,550          52,060         54,158          301,433        536,204         (643,174)       132,843        1,020,170
   (1,568)           (931)       (10,225)          (9,354)       (11,906)          (4,252)       (12,458)          (5,199)
  (11,252)         (4,074)       (46,178)          (7,900)       (52,676)           1,027        (68,049)         (68,484)
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
   23,264         161,246         37,755          611,785        471,622          810,026         52,336        1,143,737
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
  100,443          20,330        373,807         (136,121)       752,970          605,587        467,872          728,339
  333,263         312,933      1,139,292        1,275,413      1,259,967          654,380      1,721,627          993,288
------------ --------------- -------------- ---------------- -------------- ---------------- -------------- ----------------
$ 433,706       $ 333,263    $ 1,513,099      $ 1,139,292    $ 2,012,937      $ 1,259,967    $ 2,189,499      $ 1,721,627
============ =============== ============== ================ ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MSF METLIFE MODERATE        MSF METLIFE MODERATE TO
                                                     ALLOCATION          AGGRESSIVE ALLOCATION                 MSF MFS VALUE
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------ -----------------------------
                                             2009          2008             2009          2008             2009         2008
                                   ----------------- ------------- ---------------- ------------- -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   132,349     $ (92,594)      $   81,445     $ (72,669)       $ (37,280)    $     733
  Net realized gains (losses)            (105,874)      (17,050)         (76,032)     (107,840)         (41,590)       86,304
  Change in unrealized gains
     (losses) on investments            2,730,286    (3,229,950)       2,347,636    (2,693,306)         559,821      (854,011)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,756,761    (3,339,594)       2,353,049    (2,873,815)         480,951      (766,974)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 493,410     2,720,935        2,267,509     3,694,411          515,786       575,189
  Net transfers (including fixed
     account)                           3,343,026     1,659,778       (1,998,113)     (205,077)         570,508       102,276
  Contract charges                        (75,204)      (42,648)         (50,185)      (25,079)         (11,041)       (6,842)
  Transfers for contract benefits
     and terminations                    (466,440)     (960,018)        (188,410)     (108,068)         (78,418)     (111,374)
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       3,294,792     3,378,047           30,801     3,356,187          996,835       559,249
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
     Net increase (decrease)
       in net assets                    6,051,553        38,453        2,383,850       482,372        1,477,786      (207,725)
NET ASSETS:
  Beginning of year                     9,268,041     9,229,588        5,615,130     5,132,758        1,701,329     1,909,054
                                   ----------------- ------------- ---------------- ------------- ---------------- ------------
  End of year                        $ 15,319,594    $9,268,041    $   7,998,980    $5,615,130    $   3,179,115    $ 1,701,329
                                   ================= ============= ================ ============= ================ ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

    MSF LOOMIS                                          MSF BARCLAYS     MSF VAN ECK     MSF BLACKROCK  MSF METLIFE             MSF
        SAYLES  MSF MET/DIMENSIONAL INTERNATIONAL  CAPITAL AGGREGATE  GLOBAL NATURAL  LEGACY LARGE CAP      MID CAP  MORGAN STANLEY
SMALL CAP CORE                      SMALL COMPANY         BOND INDEX       RESOURCES            GROWTH  STOCK INDEX      EAFE INDEX
   SUB-ACCOUNT                        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
--------------- ---------------------------------- ------------------ --------------- ----------------- ------------ ---------------
       2009 (c)      2009                 2008 (d)           2009 (b)        2009 (b)          2009 (b)     2009 (b)        2009 (b)
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        $ (417)  $ (7,958)                  $ (23)         $ (10,304)       $ (5,346)         $ (7,551)    $ (2,998)       $ (2,622)
            38     47,720                       4                427           9,908             4,782        1,053             491
         6,794    161,995                   2,935             14,097          95,347           168,057       69,743          29,306
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
         6,415    201,757                   2,916              4,220          99,909           165,288       67,798          27,175
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        87,444    514,271                  47,349          1,306,489         917,031            35,145      591,068         564,856
          (612)   220,062                   5,261          1,044,946         195,288           545,014      114,659         110,634
            --     (1,502)                     --               (901)            (71)           (3,039)         (37)           (110)
           (58)    (9,670)                   (159)            (4,347)         (3,148)           (3,946)        (244)           (873)
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        86,774    723,161                  52,451          2,346,187       1,109,100           573,174      705,446         674,507
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
        93,189    924,918                  55,367          2,350,407       1,209,009           738,462      773,244         701,682
            --     55,367                      --                 --              --                --           --              --
--------------- ------------ --------------------- ------------------ --------------- ----------------- ------------ ---------------
      $ 93,189  $ 980,285                $ 55,367        $ 2,350,407     $ 1,209,009         $ 738,462    $ 773,244       $ 701,682
=============== ============ ===================== ================== =============== ================= ============ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           MSF NEUBERGER
                                   MSF RUSSELL 2000       BERMAN MID CAP
                                         INDEX                     VALUE       PIMCO VIT HIGH YIELD    PIMCO VIT LOW DURATION
                                   SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------  ------------------- -------------------------- -------------------------
                                       2009 (b)               2009 (c)          2009        2008           2009       2008
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (3,033)          $        (29)      $ 14,638    $  7,396       $  3,932     $3,465
  Net realized gains (losses)            2,665                     27         12,598      (1,151)         9,298      2,605
  Change in unrealized gains
     (losses) on investments            64,905                    534         58,346     (36,811)         7,963     (8,205)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  64,537                    532         85,582     (30,566)        21,193     (2,135)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              399,049                  3,582             --          --            500      6,800
  Net transfers (including fixed
     account)                          204,462                     --         (1,543)     (5,609)        25,634     35,361
  Contract charges                        (163)                    --         (1,881)       (500)        (1,142)      (535)
  Transfers for contract benefits
     and terminations                   (4,627)                  (209)       (12,063)     (1,568)           (16)        (9)
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      598,721                  3,373        (15,487)     (7,677)        24,976     41,617
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
     Net increase (decrease)
       in net assets                   663,258                  3,905         70,095     (38,243)        46,169     39,482
NET ASSETS:
  Beginning of year                         --                     --         91,023     129,266        157,346    117,864
                                   ----------------  ------------------- -------------- ----------- -------------- ----------
  End of year                      $   663,258          $       3,905       $161,118    $ 91,023       $203,515    $157,346
                                   ================  =================== ============== =========== ============== ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

               PIONEER VCT                                                        PIONEER VCT                   PIONEER VCT
PIONEER VCT       EMERGING      PIONEER VCT                                   IBBOTSON GROWTH    PIONEER VCT    REAL ESTATE
       BOND        MARKETS    EQUITY INCOME         PIONEER VCT MID CAP VALUE      ALLOCATION     HIGH YIELD         SHARES
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- ---------------- ------------------------------ ------------------ -------------- --------------
    2009 (c)       2009 (c)         2009 (c)          2009            2008            2009 (c)       2009 (c)       2009 (c)
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
      $ 694         $ (178)           $ 111       $ (1,905)       $ (5,948)              $ 36          $ 239           $ 93
         79            192               65        (58,920)         26,048                  6             12           (411)
      1,903         10,031            1,838        244,897        (385,019)             1,095          2,372          2,320
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
      2,676         10,045            2,014        184,072        (364,919)             1,137          2,623          2,002
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     48,726         35,033           18,832        105,271         245,715              2,650          6,425          3,775
         --             --               --         48,627          81,794                 --             --             --
         --             --               --         (1,338)           (317)                --             --             --
     (1,553)          (618)            (715)       (57,809)        (45,551)                (6)           (13)            (9)
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     47,173         34,415           18,117         94,751         281,641              2,644          6,412          3,766
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
     49,849         44,460           20,131        278,823         (83,278)             3,781          9,035          5,768
         --             --               --        775,931         859,209                 --             --             --
-------------- -------------- ---------------- -------------- --------------- ------------------ -------------- --------------
   $ 49,849       $ 44,460         $ 20,131    $ 1,054,754       $ 775,931            $ 3,781        $ 9,035        $ 5,768
============== ============== ================ ============== =============== ================== ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH     AMERICAN FUNDS GROWTH-INCOME
                                                  SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------- ------------------------------- --------------------------------
                                            2009      2008 (a)             2009          2008              2009           2008
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   59,795     $ 73,321      $ (32,609)       $  62,522         $ 4,753       $   42,499
  Net realized gains (losses)            (14,180)      (5,404)         (491,420)    1,165,967          (366,228)       868,542
  Change in unrealized gains
     (losses) on investments             193,227     (174,330)        6,687,915    (9,948,155)        5,397,326    (10,056,252)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   238,842     (106,413)        6,163,886    (8,719,666)        5,035,851     (9,145,211)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,345,095    1,533,466         1,822,119     5,076,634         1,884,135      3,929,433
  Net transfers (including fixed
     account)                            294,453      143,726          (429,793)    2,057,441           994,043      2,438,021
  Contract charges                        (8,621)          (2)          (95,150)      (70,061)         (100,059)       (75,457)
  Transfers for contract benefits
     and terminations                   (140,084)     (13,234)         (596,065)   (1,254,482)         (569,695)      (977,922)
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,490,843    1,663,956           701,111     5,809,532         2,208,424      5,314,075
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
     Net increase (decrease)
       in net assets                   1,729,685    1,557,543         6,864,997    (2,910,134)        7,244,275     (3,831,136)
NET ASSETS:
  Beginning of year                    1,557,543           --        14,802,920    17,713,054        15,993,876     19,825,012
                                   -------------- ------------ ----------------- ------------- ----------------- --------------
  End of year                      $ 3,287,228    $ 1,557,543    $ 21,667,917    $ 14,802,920    $ 23,238,151    $  15,993,876
                                   ============== ============ ================= ============= ================= ==============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS GLOBAL SMALL
       AMERICAN FUNDS GROWTH        CAPITALIZATION                  UIF EQUITY AND INCOME      UIF U.S. MID CAP VALUE
                 SUB-ACCOUNT           SUB-ACCOUNT                            SUB-ACCOUNT         SUB-ACCOUNT
------------------------------- ------------------------------ ----------------------------- ---------------------------
        2009            2008           2009            2008           2009           2008         2009           2008
--------------- --------------- --------------     ----------- -------------- -------------- ------------     ----------
  $ (267,801)     $ (202,106)      $ (9,736)       $ (3,760)      $ 63,524       $ 42,952       $ (495)        $ (448)
    (374,778)      2,689,800        (15,616)         (3,831)      (233,970)        17,087       (1,799)        31,626
  10,183,043     (18,301,543)       552,608        (256,357)     1,129,791     (1,325,748)      80,926        (91,595)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   9,540,464     (15,813,849)       527,256        (263,948)       959,345     (1,265,709)      78,632        (60,417)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   4,767,692       8,074,305        502,082         731,973      1,309,187      1,207,275      136,369        153,491
   1,750,156       4,490,142        196,188          91,484         42,606        (17,607)       8,044         27,259
    (140,579)       (100,579)        (3,235)             (2)        (7,861)        (2,058)        (488)            --
  (1,034,771)     (1,580,979)       (29,960)          3,473       (204,174)      (446,957)      (2,671)        (2,538)
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
   5,342,498      10,882,889        665,075         826,928      1,139,758        740,653      141,254        178,212
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
  14,882,962      (4,930,960)     1,192,331         562,980      2,099,103       (525,056)     219,886        117,795
  22,343,828      27,274,788        562,980              --      4,239,538      4,764,594      117,795             --
--------------- --------------- --------------     ----------- -------------- -------------- ------------   ------------
$ 37,226,790    $ 22,343,828    $ 1,755,311       $ 562,980    $ 6,338,641    $ 4,239,538    $ 337,681      $ 117,795
=============== =============== ==============    ============ ============== ============== ============   ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                   VAN KAMPEN LIT GROWTH AND    LMPVET CLEARBRIDGE VARIABLE
                                          UIF U.S. REAL ESTATE                        INCOME               SMALL CAP GROWTH
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ---------------- -------------
                                            2009          2008             2009         2008             2009          2008
                                   ---------------- ------------- -------------- ------------ ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   36,799     $  43,149       $   65,456    $     83     $    (19,684)    $ (21,932)
  Net realized gains (losses)           (237,008)      671,077          (57,109)     (4,952)         (35,082)       (6,657)
  Change in unrealized gains
     (losses) on investments             866,318    (1,709,821)         725,353    (758,535)         475,684      (582,380)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   666,109      (995,595)         733,700    (763,404)         420,918      (610,969)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                312,841       529,267        1,062,440   1,163,518          297,040       437,993
  Net transfers (including fixed
     account)                            378,919       403,756          462,575     397,449            5,542      (183,503)
  Contract charges                        (2,601)       (1,164)          (7,430)       (798)          (6,079)       (5,087)
  Transfers for contract benefits
     and terminations                   (147,160)     (277,042)        (126,146)   (276,678)         (43,638)     (156,419)
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        541,999       654,817        1,391,439   1,283,491          252,865        92,984
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
     Net increase (decrease)
       in net assets                   1,208,108      (340,778)       2,125,139     520,087          673,783      (517,985)
NET ASSETS:
  Beginning of year                    1,744,382     2,085,160        2,079,324   1,559,237          962,401     1,480,386
                                   ---------------- ------------- --------------  ------------ ---------------- -------------
  End of year                        $ 2,952,490    $1,744,382      $ 4,204,463   $ 2,079,324    $ 1,636,184       $ 962,401
                                   ================ ============= ==============  ============ ================ =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
       INVESTORS                         FUNDAMENTAL VALUE                   APPRECIATION              AGGRESSIVE GROWTH
     SUB-ACCOUNT                               SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------ ------------------------------ ------------------------------ ------------------------------
     2009              2008           2009            2008           2009            2008           2009            2008
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
  $ 1,126           $ 4,008       $ (3,192)       $ 10,512       $ 48,203        $ (5,234)    $ (129,256)     $ (154,293)
  (73,358)           20,538       (311,051)       (129,650)      (257,016)         87,403       (299,448)       (221,919)
  275,357          (394,174)     1,364,647      (2,090,604)     1,256,049      (1,814,674)     2,721,331      (4,313,318)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
  203,125          (369,628)     1,050,404      (2,209,742)     1,047,236      (1,732,505)     2,292,627      (4,689,530)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
      747           674,617        869,227         896,191      1,677,658       1,201,045        906,448       1,173,341
 (104,056)          195,294        (18,379)        194,728        351,443         346,467         12,612         581,816
     (498)             (856)       (11,625)         (9,992)       (14,754)         (8,878)       (30,882)        (27,242)
   (7,997)           (9,704)      (253,157)       (302,155)      (320,746)       (358,714)      (384,204)       (633,052)
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
 (111,804)          859,351        586,066         778,772      1,693,601       1,179,920        503,974       1,094,863
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
   91,321           489,723      1,636,470      (1,430,970)     2,740,837        (552,585)     2,796,601      (3,594,667)
  847,551           357,828      3,758,198       5,189,168      4,381,445       4,934,030      6,880,616      10,475,283
------------     ------------- -------------- --------------- -------------- --------------- -------------- ---------------
$ 938,872         $ 847,551    $ 5,394,668     $ 3,758,198    $ 7,122,282     $ 4,381,445    $ 9,677,217     $ 6,880,616
============ ================= ============== =============== ============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP GROWTH          EQUITY INCOME BUILDER              DIVIDEND STRATEGY
                                                   SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- --------------- ------------------------------ ------------------------------
                                          2009            2008             2009          2008           2009            2008
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (5,378)       $    (5,765)      $ 90,096       $ (44,411)       $ 629       $     6,738
  Net realized gains (losses)           (5,445)        (10,073)        (159,447)     (281,955)       (34,293)         (6,900)
  Change in unrealized gains
     (losses) on investments           144,032        (168,406)       1,177,453    (2,414,508)       102,133        (165,891)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 133,209        (184,244)       1,108,102    (2,740,874)        68,469        (166,053)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,032           7,087          662,254       838,589          1,500          11,316
  Net transfers (including fixed
     account)                           44,947          18,059          309,740       534,834        (35,929)         30,245
  Contract charges                        (692)           (666)         (27,972)      (25,009)        (1,276)         (1,475)
  Transfers for contract benefits
     and terminations                   (8,517)        (35,490)        (140,405)     (597,781)       (38,246)        (16,839)
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       36,770         (11,010)         803,617       750,633        (73,951)         23,247
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   169,979        (195,254)       1,911,719    (1,990,241)        (5,482)       (142,806)
NET ASSETS:
  Beginning of year                    303,205         498,459        4,958,838     6,949,079        396,434         539,240
                                   -------------- --------------- ---------------- ------------- -------------- ---------------
  End of year                      $ 473,184       $   303,205    $ 6,870,557      $4,958,838    $ 390,952       $   396,434
                                   ============== =============== ================ ============= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVET INVESTMENT COUNSEL    LMPVET CLEARBRIDGE VARIABLE               LMPVET LIFESTYLE             LMPVET LIFESTYLE
VARIABLE SOCIAL AWARENESS                        CAPITAL                 ALLOCATION 50%               ALLOCATION 70%
              SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
---------------------------- ------------------------------ ---------------------------- ---------------------------
        2009            2008       2009              2008         2009            2008         2009            2008
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
       $ 8          $ 104     $ (8,520)        $ (18,727)    $ 30,859        $ 14,789      $ 3,049         $ 3,250
       (51)        30,248      (65,816)          147,432      (26,293)         (8,994)     (48,322)           (869)
     1,702         (3,256)     322,876          (660,004)     238,359        (268,576)      92,060        (116,180)
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
     1,659         27,096      248,540          (531,299)     242,925        (262,781)      46,787        (113,799)
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
        --             --          270             1,220        9,635          10,300          240           1,769
       720            720      (27,390)         (136,687)     178,654         (35,365)     (88,517)         73,782
       (38)           (36)      (5,135)           (5,124)        (329)           (307)         (79)            (85)
      (347)       (30,708)     (32,282)         (151,382)     (37,165)        (26,474)        (129)             43
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
       335        (30,024)     (64,537)         (291,973)     150,795         (51,846)     (88,485)         75,509
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
     1,994         (2,928)     184,003          (823,272)     393,720        (314,627)     (41,698)        (38,290)
     7,645         10,573      685,416         1,508,688      594,061         908,688      243,783         282,073
------------ --------------- ----------     -------------   ----------      ------------ ------------- --------------
   $ 9,639        $ 7,645    $ 869,419         $ 685,416    $ 987,781       $ 594,061    $ 202,085       $ 243,783
============ =============== ==========     =============   ==========      ============ ============= ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          LMPVET LIFESTYLE    LMPVET BATTERYMARCH VARIABLE    LMPVIT WESTERN ASSET VARIABLE
                                            ALLOCATION 85%                   GLOBAL EQUITY           GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------- ------------------------------- --------------------------------
                                          2009        2008             2009           2008             2009            2008
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   5,554     $ 2,564       $   14,217     $  (23,860)     $   361,089     $   373,612
  Net realized gains (losses)          (18,151)     (2,369)         (85,520)       167,844         (223,331)       (164,115)
  Change in unrealized gains
     (losses) on investments           163,510    (111,284)         248,434       (903,988)       1,394,257      (1,626,173)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 150,913    (111,089)         177,131       (760,004)       1,532,015      (1,416,676)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              222,001     229,289            5,085         50,338          503,226         717,300
  Net transfers (including fixed
     account)                           27,030      30,222          (18,401)       110,692         (103,816)        245,221
  Contract charges                        (532)       (183)          (7,769)        (8,117)         (13,151)        (10,077)
  Transfers for contract benefits
     and terminations                  (19,725)    (26,029)         (20,632)       (55,222)        (209,306)       (271,736)
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      228,774     233,299          (41,717)        97,691          176,953         680,708
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                   379,687     122,210          135,414       (662,313)       1,708,968        (735,968)
NET ASSETS:
  Beginning of year                    277,173     154,963        1,039,940      1,702,253        2,965,293       3,701,261
                                   -------------- ----------- ---------------- -------------- ---------------- ---------------
  End of year                      $   656,860    $277,173      $ 1,175,354     $1,039,940      $ 4,674,261     $ 2,965,293
                                   ============== =========== ================ ============== ================ ===============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transaction in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE     OPPENHEIMER VA MAIN STREET
       ADJUSTABLE RATE INCOME                     MONEY MARKET                      SMALL CAP
                  SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------------- -------------------------------- ------------------------------
     2009                2008            2009             2008           2009            2008
------------     --------------- --------------- ---------------- --------------     -----------
    $ 259            $ 16,819      $ (299,785)       $ 123,002       $ (8,090)       $ (3,204)
  (18,408)             (3,919)             --               --         (9,548)          1,311
   79,954            (129,999)             --               --        358,846        (135,212)
------------     --------------- --------------- ---------------- --------------     -----------
   61,805            (117,099)       (299,785)         123,002        341,208        (137,105)
------------     --------------- --------------- ---------------- --------------     -----------
       --                  --      11,060,957       14,121,152        503,600         577,918
  (19,318)             23,074      (8,684,897)       1,444,778        148,420         108,105
     (680)               (759)        (72,047)          (9,050)        (2,962)             --
  (17,038)             (9,286)     (1,241,924)      (2,541,233)       (13,134)        (13,141)
------------     --------------- --------------- ---------------- --------------     -----------
  (37,036)             13,029       1,062,089       13,015,647        635,924         672,882
------------     --------------- --------------- ---------------- --------------     -----------
   24,769            (104,070)        762,304       13,138,649        977,132         535,777
  404,525             508,595      22,329,431        9,190,782        535,777              --
------------     --------------- --------------- ---------------- --------------     -----------
$ 429,294           $ 404,525    $ 23,091,735     $ 22,329,431    $ 1,512,909       $ 535,777
============ =================== =============== ================ ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Insurance Department.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")

American Funds Insurance Series ("American Funds")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Legg Mason Partners Variable Equity Trust
("LMPVET")
Legg Mason Partners Variable Income Trust
("LMPVIT")
Oppenheimer Variable Account Funds
("Oppenheimer VA")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Harris Oakmark International Sub-Account

MIST Third Avenue Small Cap Value Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Janus Forty Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST Met/Templeton International Bond Sub-Account**
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Global Real Estate Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Vista Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Contrafund Sub-Account
MSF MetLife Stock Index Sub-Account
MSF Artio International Stock Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account

MSF MFS Total Return Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF FI Value Leaders Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF MFS Value Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account**
MSF Met/Dimensional International Small Company
Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account**
MSF Van Eck Global Natural Resources Sub-Account**
MSF BlackRock Legacy Large Cap Growth
Sub-Account**
MSF MetLife Mid Cap Stock Index Sub-Account**
MSF Morgan Stanley EAFE Index Sub-Account**
MSF Russell 2000 Index Sub-Account**
MSF Neuberger Berman Mid Cap Value Sub-Account**
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
UIF Equity and Income Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)

UIF U.S. Mid Cap Value Sub-Account*
UIF U.S. Real Estate Sub-Account
Van Kampen LIT Growth and Income Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
Sub-Account
LMPVET ClearBridge Variable Investors Sub-Account
LMPVET ClearBridge Variable Fundamental Value
Sub-Account
LMPVET ClearBridge Variable Appreciation
Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
Sub-Account
LMPVET ClearBridge Variable Large Cap Growth
Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
Sub-Account

LMPVET Investment Counsel Variable Social
Awareness Sub-Account
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVET Batterymarch Variable Global Equity
Sub-Account
LMPVIT Western Asset Variable Global High Yield
Bond Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
Income Sub-Account
LMPVIT Western Asset Variable Money Market
Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Sub-Account began operations during the year ended December 31, 2009.


B. The following Sub-Accounts had no net assets as of December 31, 2009:

Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

LMPVET Equity Index Sub-Account
Van Kampen LIT Comstock Sub-Account
Pioneer VCT Strategic Income Sub-Account
MSF FI Large Cap Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT Independence Sub-Account

Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account
Pioneer VCT Small Cap Value Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                                 NEW NAME
(MSF) Harris Oakmark Focused Value Portfolio                (MSF) Met/Artisan Mid Cap Value Portfolio
(MSF) Franklin Templeton Small Cap Growth Portfolio         (MSF) Loomis Sayles Small Cap Growth Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                     (MSF) Loomis Sayles Small Cap Core Portfolio
(MSF) Julius Baer International Stock Portfolio             (MSF) Artio International Stock Portfolio
(FTVIPT)Templeton Global Income Securities Portfolio        (FTVIPT)TempletonGlobal Bond Securities Portfolio
(LMPVET) Small Cap Growth Portfolio                         (LMPVET) ClearBridge Variable Small Cap Growth
                                                            Portfolio
(LMPVET) Investors Portfolio                                (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Fundamental Value Portfolio                        (LMPVET) ClearBridge Variable Fundamental Value
                                                            Portfolio
(LMPVET) Appreciation Portfolio                             (LMPVET) ClearBridge Variable Appreciation Portfolio
(LMPVET Aggressive Growth Portfolio                         (LMPVET) ClearBridge Variable Aggressive Growth
                                                            Portfolio
(LMPVET) Large Cap Growth Portfolio                         (LMPVET) ClearBridge Variable Large Cap Growth
                                                            Portfolio
(LMPVET) Capital and Income Portfolio                       (LMPVET) ClearBridge Variable Equity Income
                                                            Builder Portfolio
(LMPVET) Dividend Strategy Portfolio                        (LMPVET) ClearBridge Variable Dividend Strategy
                                                            Portfolio
(LMPVET Social Awareness Portfolio                          (LMPVET) Investment Counsel Variable Social
                                                            Awareness Portfolio
(LMPVET Capital Portfolio                                   (LMPVET ClearBrdige Capital Portfolio
(LMPVET) Global Equity Portfolio                            (LMPVET) Batterymarch Global Equity Portfolio
(LMPVET) Global High Yield Bond Portfolio                   (LMPVET) Western Asset Variable Global High Yield
                                                            Bond Portfolio
(LMPVET) Adjustable Rate Income Portfolio                   (LMPVET) Western Asset Variable Adjustable Rate
                                                            Income Portfolio
(LMPVIT) Money Market Portfolio                             (LMPVIT) Western Asset Variable Money Market
                                                            Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                            NEW PORTFOLIO
(LMPVET)Legg Mason Partners Variable Equity Index           (MSF) MetLife Stock Index Portfolio
Portfolio
(Van Kampen LIT) Comstock Portfolio                         (MIST) VanKampen Comstock Portfolio
(Pioneer VCT) Strategic Income Portfolio                    (MIST) Pioneer Strategic Income Portfolio

MERGERS:

FORMER PORTFOLIO                                            NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                                (MSF)BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio               (MSF)BlackRock Legacy Large Cap Growth Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio                (MIST) Pioneer Fund Portfolio

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio

(Pioneer VCT) International Value Portfolio

(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio
(PIMCO VIT) StocksPLUS Growth and Income
Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Sub-Accounts. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets. Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV, based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk              0.50% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.15% - 0.30%
                                        ---------------
Guaranteed Minimum Accumulation Benefit         1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 - $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from .25% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             1,912,719   47,542,816     3,557,187      2,296,323
MIST Lord Abbett Bond Debenture Sub-Account                2,288,278   26,978,481     4,992,163      2,251,684
MIST Lord Abbett Mid Cap Value Sub-Account                   815,331   12,424,877     3,388,178        559,303
MIST Oppenheimer Capital Appreciation Sub-Account          2,921,196   22,815,626       354,505      1,357,908
MIST Legg Mason Partners Aggressive Growth Sub-Account     1,625,282   11,561,603       596,733        946,652
MIST Van Kampen Mid Cap Growth Sub-Account                   373,570    3,346,261       714,036        391,824
MIST PIMCO Total Return Sub-Account                        9,447,826  108,015,324    52,188,100      2,166,396
MIST RCM Technology Sub-Account                            1,851,530    7,476,187     1,433,960        401,005
MIST T. Rowe Price Mid Cap Growth Sub-Account              2,894,345   22,102,890     3,695,524      1,419,110
MIST MFS Research International Sub-Account                3,602,507   42,084,493     3,500,278      2,707,198
MIST Lazard Mid Cap Sub-Account                            1,217,188   13,859,620     1,714,517        891,384
MIST Met/AIM Small Cap Growth Sub-Account                  1,333,467   15,852,985     2,403,318      1,207,484
MIST Harris Oakmark International Sub-Account              3,156,844   44,972,409     5,670,050      3,647,857
MIST Third Avenue Small Cap Value Sub-Account              2,083,105   30,212,904     3,136,188      1,729,197
MIST PIMCO Inflation Protected Bond Sub-Account            5,755,581   60,970,469    25,936,505      2,513,652
MIST Clarion Global Real Estate Sub-Account                1,455,628   18,047,714     2,134,195      1,210,538
MIST Turner Mid Cap Growth Sub-Account                       661,120    7,641,991       872,503        601,655
MIST Goldman Sachs Mid Cap Value Sub-Account               1,310,496   17,170,593       415,020      1,512,703
MIST MetLife Defensive Strategy Sub-Account               12,296,298  119,892,018    46,731,287      9,941,426
MIST MetLife Moderate Strategy Sub-Account                17,885,044  180,165,869    46,680,690     13,611,884
MIST MetLife Balanced Strategy Sub-Account                35,475,107  367,567,078    55,297,168     17,025,690
MIST MetLife Growth Strategy Sub-Account                  38,709,583  426,006,153    27,877,753     17,235,118
MIST MetLife Aggressive Strategy Sub-Account               7,195,042   79,800,831     5,167,532      3,818,947
MIST SSgA Growth ETF Sub-Account                           1,577,415   13,745,089    12,555,606        896,509
MIST SSgA Growth and Income ETF Sub-Account                2,006,347   18,886,029    17,972,723        725,587
MIST Van Kampen Comstock Sub-Account                       1,917,218   18,123,039     4,470,430      1,203,953
MIST Legg Mason Value Equity Sub-Account                   1,259,504   10,481,484     1,577,481        527,231
MIST MFS Emerging Markets Equity Sub-Account               2,532,506   24,923,828     5,038,956      1,537,464
MIST Loomis Sayles Global Markets Sub-Account              1,158,580   12,758,001     2,040,478        798,003
MIST BlackRock High Yield Sub-Account                      1,001,425    6,868,180     5,864,764        960,791
MIST Janus Forty Sub-Account                                  59,775    3,755,412     1,196,556        750,988
MIST Pioneer Fund Sub-Account                                264,399    2,939,013     1,955,150        115,369
MIST Pioneer Strategic Income Sub-Account                  1,465,492   13,869,637     4,722,862        842,511
MIST Dreman Small Cap Value Sub-Account                      317,095    4,056,625       467,305        375,149
MIST BlackRock Large Cap Core Sub-Account                    100,240      851,528       230,350         26,408
MIST Rainier Large Cap Equity Sub-Account                    493,884    3,862,074       930,079        494,912
MIST American Funds Balanced Allocation Sub-Account        9,428,020   72,517,062    49,028,576      6,407,445
MIST American Funds Bond Sub-Account                       1,362,011   12,530,392    10,519,578        882,930
MIST American Funds Growth Sub-Account                     2,300,925   15,505,393    10,475,996      1,636,821
MIST American Funds Growth Allocation Sub-Account          8,226,035   56,945,808    31,903,193      5,505,026
MIST American Funds International Sub-Account              1,247,021    8,808,073     5,464,953        986,705
MIST American Funds Moderate Allocation Sub-Account        5,641,660   46,454,202    35,120,962      2,531,612
MIST Met/Templeton Growth Sub-Account                         14,258       96,536        91,752         13,494
MIST Met/Franklin Mutual Shares Sub-Account                  716,855    5,072,761     4,311,549        250,081
MIST Met/Franklin Templeton Founding Strategy Sub-Account  2,769,348   20,899,356    14,356,157      2,687,006
MIST Met/Templeton International Bond Sub-Account (a)         30,283      323,974       349,356         25,984
Russell Multi-Style Equity Sub-Account                         3,931       45,990         1,328            706
Russell Aggressive Equity Sub-Account                            631        7,410           213            150
Russell Non-U.S. Sub-Account                                   2,694       27,325           704          1,168
Russell Core Bond Sub-Account                                  6,274       63,963         4,647          2,457
Russell Real Estate Securities Sub-Account                       845       10,665           857            386
AIM V.I. International Growth Sub-Account                     90,404    2,129,289     1,021,003         84,182
AIM V.I. Global Real Estate Sub-Account                       17,293      179,613        79,296         16,624
Putnam VT Growth and Income Sub-Account                        9,971      214,848        11,876          2,398
Putnam VT Equity Income Sub-Account                            2,893       40,020           341         48,610
Putnam VT Vista Sub-Account                                   10,301      144,492        15,628          1,349


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                 SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                              --------- ------------- ------------- --------------
    FTVIPT Templeton Foreign Securities Sub-Account           1,201,755    19,228,372     2,848,641      1,496,428
    FTVIPT Templeton Growth Securities Sub-Account              131,619     1,604,434       369,450         77,294
    Templeton Global Bond Securities Sub-Account                113,147     1,906,219     1,435,973        134,688
    FTVIPT Mutual Shares Securities Sub-Account                 168,837     2,917,392       548,325        148,914
    FTVIPT Franklin Income Securities Sub-Account             1,384,404    22,025,695     3,311,274      1,459,674
    FTVIPT Franklin Small Cap Value Securities Sub-Account       27,802       349,876       176,179         13,425
    Fidelity VIP Equity-Income Sub-Account                        3,476        73,742        15,115            813
    Fidelity VIP Mid Cap Sub-Account                            138,740     3,466,725     1,358,350        183,453
    Fidelity VIP Contrafund Sub-Account                         683,764    19,126,904     1,414,405        952,487
    MSF MetLife Stock Index Sub-Account                         959,024    27,692,781     6,790,185      2,637,657
    MSF Artio International Stock Sub-Account                    34,347       422,343        34,829         56,055
    MSF BlackRock Bond Income Sub-Account                        68,378     7,150,927     2,385,673        547,235
    MSF BlackRock Money Market Sub-Account                      690,569    69,056,827    46,564,568     35,239,460
    MSF Davis Venture Value Sub-Account                       1,969,425    56,346,904     6,663,850      3,665,164
    MSF Met/Artisan Mid Cap Value Sub-Account                    89,111    18,851,212       974,758      1,316,586
    MSF Jennison Growth Sub-Account                           2,210,898    23,707,017     4,033,829      1,617,595
    MSF MFS Total Return Sub-Account                             69,556     9,608,453     1,534,384        873,488
    MSF Western Asset Management Strategic Bond Opportunities
      Sub-Account                                                 2,293        27,949         2,510          2,559
    MSF Western Asset Management U.S. Government
      Sub-Account                                             1,496,738    17,708,265    10,547,191      4,616,238
    MSF T. Rowe Price Small Cap Growth Sub-Account               51,205       551,650       144,438         55,892
    MSF T. Rowe Price Large Cap Growth Sub-Account               63,137       869,455        70,898         73,320
    MSF Loomis Sayles Small Cap Growth Sub-Account               39,861       340,074        66,305         12,338
    MSF BlackRock Strategic Value Sub-Account                     1,742        27,164         1,944            852
    MSF Oppenheimer Global Equity Sub-Account                    45,495       618,145       177,961         40,504
    MSF FI Value Leaders Sub-Account                              3,460       469,010       200,600        173,957
    MSF MetLife Aggressive Allocation Sub-Account               162,355     1,870,435       127,804         82,576
    MSF MetLife Conservative Allocation Sub-Account             186,215     1,889,324     1,011,849        505,512
    MSF MetLife Conservative to Moderate Allocation
      Sub-Account                                               209,121     2,172,081       424,521        327,279
    MSF MetLife Moderate Allocation Sub-Account               1,522,827    15,548,559     5,759,363      2,152,857
    MSF MetLife Moderate to Aggressive Allocation Sub-Account   823,790     8,132,923     3,541,587      3,304,868
    MSF MFS Value Sub-Account                                   284,105     3,457,584     1,153,751        194,529
    MSF Loomis Sayles Small Cap Core Sub-Account                    543        86,423        87,375            990
    MSF Met/Dimensional International Small Company
      Sub-Account                                                67,616       815,497       961,216        245,894
    MSF Barclays Capital Aggregate Bond Index Sub-Account (a)   218,657     2,336,462     2,367,575         31,540
    MSF Van Eck Global Natural Resources Sub-Account (a)         80,451     1,113,835     1,201,315         97,388
    MSF BlackRock Legacy Large Cap Growth Sub-Account (a)        32,179       570,600       649,454         83,636
    MSF MetLife Mid Cap Stock Index Sub-Account (a)              70,499       703,636       712,592         10,009
    MSF Morgan Stanley EAFE Index Sub-Account (a)                63,117       672,552       677,443          5,382
    MSF Russell 2000 Index Sub-Account (a)                       63,727       598,498       636,193         40,360
    MSF Neuberger Berman Mid Cap Value Sub-Account                  247         3,379         3,584            232
    PIMCO VIT High Yield Bond Sub-Account                        22,137       141,491       161,262        162,239
    PIMCO VIT Low Duration Sub-Account                           20,135       202,915        51,505         13,651
    Pioneer VCT Bond Sub-Account                                  4,379        47,977        49,858          1,960
    Pioneer VCT Emerging Markets Sub-Account                      1,652        34,483        35,252            961
    Pioneer VCT Equity Income Sub-Account                         1,198        18,341        19,105            829
    Pioneer VCT Mid Cap Value Sub-Account                        73,205     1,262,053       182,766         90,187
    Pioneer VCT Ibbotson Growth Allocation Sub-Account              399         2,708         2,730             28
    Pioneer VCT High Yield Sub-Account                              955         6,712         6,756             56
    Pioneer VCT Real Estate Shares Sub-Account                      443         3,460         3,920             49
    American Funds Bond Sub-Account                             321,341     3,268,421     1,890,599        340,169
    American Funds Global Growth Sub-Account                  1,111,185    23,948,244     2,036,084      1,368,069
    American Funds Growth-Income Sub-Account                    745,296    27,924,616     3,004,201        791,440

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------ ------------- --------------
    American Funds Growth Sub-Account                            807,528   44,596,502     5,950,735        876,287
    American Funds Global Small Capitalization Sub-Account        98,898    1,459,196       824,569        169,335
    UIF Equity and Income Sub-Account                            495,216    6,635,948     1,810,050        606,830
    UIF U.S. Mid Cap Value Sub-Account                            32,171      348,463       150,621         10,057
    UIF U.S. Real Estate Sub-Account                             290,897    4,311,929       765,156        186,419
    Van Kampen LIT Growth and Income Sub-Account                 256,532    4,260,439     1,640,980        184,404
    LMPVET ClearBridge Variable Small Cap Growth
      Sub-Account                                                132,499    1,705,488       362,787        130,084
    LMPVET ClearBridge Variable Investors Sub-Account             75,603    1,067,444       103,892        214,783
    LMPVET ClearBridge Variable Fundamental Value
      Sub-Account                                                314,566    6,442,232     1,114,654        532,249
    LMPVET ClearBridge Variable Appreciation Sub-Account         337,237    7,914,803     2,295,827        554,631
    LMPVET ClearBridge Variable Aggressive Growth
      Sub-Account                                                739,868   11,067,138     1,112,446        738,129
    LMPVET ClearBridge Variable Large Cap Growth Sub-Account      32,129      496,409        52,257         21,023
    LMPVET ClearBridge Variabe Equity Income Builder
      Sub-Account                                                739,799    9,120,772     1,166,021        272,684
    LMPVET ClearBridge Variable Dividend Strategy Sub-Account     45,363      450,765        36,633        110,178
    LMPVET Investment Counsel Variable Social Awareness
      Sub-Account                                                    439       11,430           853            586
    LMPVET ClearBridge Variable Capital Sub-Account               85,840    1,288,175        14,961         88,229
    LMPVET Lifestyle Allocation 50% Sub-Account                   94,527    1,052,976       283,599        102,041
    LMPVET Lifestyle Allocation 70% Sub-Account                   21,206      232,393        12,617         98,168
    LMPVET Lifestyle Allocation 85% Sub-Account                   61,798      606,875       327,781         93,583
    LMPVET Batterymarch Global Equity Sub-Account                109,340    1,817,510        51,917         79,643
    LMPVIT Western Asset Variable Global High Yield Bond
      Sub-Account                                                623,262    5,247,294     1,145,826        608,168
    LMPVIT Western Asset Variable Adjustable Rate Income
      Sub-Account                                                 52,879      508,273        39,450         76,372
    LMPVIT Western Asset Variable Money Market Sub-Account    23,091,812   23,091,815    10,777,105     10,015,298
    Oppenheimer Main Street Small Cap Sub-Account                105,957    1,289,429       692,201         64,561

(a) For the period May 4, 2009 to December 31, 2009.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      MIST LORD ABBETT          MIST LORD ABBETT      MIST LORD ABBETT
                                     GROWTH AND INCOME            BOND DEBENTURE         MID CAP VALUE
                                           SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ------------------------- ---------------------
                                      2009        2008         2009         2008       2009       2008
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units beginning of year            832,331     848,840    1,268,542    1,381,928    342,667    257,255
Units issued and transferred
  from other funding options       144,548     135,713      299,946      228,637    251,370    133,653
Units redeemed and transferred to
  other funding options           (110,427)   (152,222)    (224,774)    (342,023)   (83,315)   (48,241)
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units end of year                  866,452     832,331    1,343,714    1,268,542    510,722    342,667
                                  =========== =========== ============ ============ ========== ==========

                                                                  MIST                     MIST T. ROWE PRICE
                                  MIST PIMCO TOTAL RETURN            RCM TECHNOLOGY            MID CAP GROWTH
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  -------------------------- ------------------------- -------------------------
                                       2009          2008         2009         2008         2009         2008
                                  ------------ ------------- ------------ ------------ ------------ ------------
Units beginning of year           4,431,085     3,364,195    1,035,681      888,157    2,312,092    2,014,479
Units issued and transferred
  from other funding options      3,991,749     2,310,131      421,075      390,192      797,694      654,202
Units redeemed and transferred to
  other funding options            (967,481)   (1,243,241)    (178,313)    (242,668)    (433,204)    (356,589)
                                  ------------ ------------- ------------ ------------ ------------ ------------
Units end of year                 7,455,353     4,431,085    1,278,443    1,035,681    2,676,582    2,312,092
                                  ============ ============= ============ ============ ============ ============

                                    MIST HARRIS OARKMARK         MIST THIRD AVENUE       MIST PIMCO INFLATION
                                           INTERNATIONAL           SMALL CAP VALUE             PROTECTED BOND
                                             SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------- ------------------------- --------------------------
                                       2009         2008         2009         2008         2009          2008
                                  ------------ ------------ ------------ ------------ ------------ -------------
Units beginning of year           2,198,029    2,251,675    1,678,516    1,719,602    3,147,910     2,418,379
Units issued and transferred
  from other funding options        449,809      437,158      359,209      315,396    2,568,736     1,859,586
Units redeemed and transferred to
  other funding options            (439,730)    (490,804)    (250,837)    (356,482)    (686,070)   (1,130,055)
                                  ------------ ------------ ------------ ------------ ------------ -------------
Units end of year                 2,208,108    2,198,029    1,786,888    1,678,516    5,030,576     3,147,910
                                  ============ ============ ============ ============ ============ =============

                                              MIST METLIFE                MIST METLIFE                MIST METLIFE
                                        DEFENSIVE STRATEGY           MODERATE STRATEGY           BALANCED STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            7,796,898     4,639,907    13,256,018    11,270,605    26,886,863    25,484,457
Units issued and transferred
  from other funding options       5,572,718     5,360,029     5,896,196     4,645,630     8,679,347     6,600,980
Units redeemed and transferred to
  other funding options           (1,993,179)   (2,203,038)   (3,084,544)   (2,660,217)   (4,119,363)   (5,198,574)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 11,376,437     7,796,898    16,067,670    13,256,018    31,446,847    26,886,863
                                  ============= ============= ============= ============= ============= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

      MIST OPPENHEIMER    MIST LEGG MASON PARTNERS       MIST VAN KAMPEN
  CAPITAL APPRECIATION           AGGRESSIVE GROWTH        MID CAP GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
------------------------- --------------------------- ---------------------
     2009         2008         2009           2008       2009       2008
------------ ------------ ------------ -------------- ---------- ----------
2,244,732    2,418,972    1,634,211      1,602,616    266,325    167,765
  150,398      265,357      181,806        323,301    103,525    139,324
 (269,370)    (439,597)    (223,658)      (291,706)   (57,034)   (40,764)
------------ ------------ ------------ -------------- ---------- ----------
2,125,760    2,244,732    1,592,359      1,634,211    312,816    266,325
============ ============ ============ ============== ========== ==========

              MIST MFS             MIST LAZARD              MIST MET/AIM
RESEARCH INTERNATIONAL                 MID CAP          SMALL CAP GROWTH
           SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ----------------------- -------------------------
     2009         2008        2009        2008         2009         2008
------------ ------------ ----------- ----------- ------------ ------------
2,552,914    2,054,929     809,619     684,831    1,042,611      956,779
  483,078      929,425     232,659     292,180      326,134      296,901
 (446,099)    (431,440)   (141,570)   (167,392)    (199,248)    (211,069)
------------ ------------ ----------- ----------- ------------ ------------
2,589,893    2,552,914     900,708     809,619    1,169,497    1,042,611
============ ============ =========== =========== ============ ============

   MIST CLARION GLOBAL             MIST TURNER        MIST GOLDMAN SACHS
           REAL ESTATE          MID CAP GROWTH             MID CAP VALUE
           SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ----------------------- -------------------------
     2009         2008        2009        2008         2009         2008
------------ ------------ ----------- ----------- ------------ ------------
1,013,561      861,112     578,624     538,638    1,193,942    1,310,760
  327,570      340,190     146,716     177,667       59,378      168,709
 (209,349)    (187,741)   (108,008)   (137,681)    (160,993)    (285,527)
------------ ------------ ----------- ----------- ------------ ------------
1,131,782    1,013,561     617,332     578,624    1,092,327    1,193,942
============ ============ =========== =========== ============ ============

            MIST METLIFE              MIST METLIFE               MIST SSGA
         GROWTH STRATEGY       AGGRESSIVE STRATEGY              GROWTH ETF
             SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------- ------------------------- -----------------------
      2009          2008         2009         2008         2009       2008
------------- ------------- ------------ ------------ ------------ ----------
32,877,486    30,046,540    5,804,501    5,687,800      186,691    165,782
 6,168,547     7,298,323      812,305    1,072,211    1,506,607     33,424
(4,059,302)   (4,467,377)    (574,082)    (955,510)    (134,481)   (12,515)
------------- ------------- ------------ ------------ ------------ ----------
34,986,731    32,877,486    6,042,724    5,804,501    1,558,817    186,691
============= ============= ============ ============ ============ ==========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                              MIST SSGA           MIST VAN KAMPEN           MIST LEGG MASON
                                  GROWTH AND INCOME ETF                  COMSTOCK              VALUE EQUITY
                                            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------- -------------------------
                                       2009        2008         2009         2008         2009         2008
                                  ------------ ----------- ------------ ------------ ------------ ------------
Units beginning of year             142,282     141,525    1,345,513    1,056,695    1,025,573      792,641
Units issued and transferred
  from other funding options      1,971,054       1,790      709,044      592,489      399,549      492,272
Units redeemed and transferred to
  other funding options            (138,777)     (1,033)    (260,169)    (303,671)    (178,006)    (259,340)
                                  ------------ ----------- ------------ ------------ ------------ ------------
Units end of year                 1,974,559     142,282    1,794,388    1,345,513    1,247,116    1,025,573
                                  ============ =========== ============ ============ ============ ============

                                                                                    MIST PIONEER
                                  MIST JANUS FORTY     MIST PIONEER FUND        STRATEGIC INCOME
                                       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------- --------------------- -----------------------
                                    2009      2008       2009       2008        2009        2008
                                  --------- --------- ---------- ---------- ----------- -----------
Units beginning of year           28,273    10,267     66,469     36,823     508,820     390,847
Units issued and transferred
  from other funding options      13,437    24,142    149,199     40,855     275,230     239,744
Units redeemed and transferred to
  other funding options           (7,925)   (6,136)   (18,038)   (11,209)   (109,397)   (121,771)
                                  --------- --------- ---------- ---------- ----------- -----------
Units end of year                 33,785    28,273    197,630     66,469     674,653     508,820
                                  ========= ========= ========== ========== =========== ===========

                                      MIST AMERICAN FUNDS     MIST AMERICAN FUNDS     MIST AMERICAN FUNDS
                                      BALANCED ALLOCATION         BOND                  GROWTH
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                  -------------------------- ----------------------- -----------------------
                                        2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
                                  ------------- ------------ ------------ ---------- ------------ ----------
Units beginning of year            3,473,919           --      293,127         --      856,326         --
Units issued and transferred
  from other funding options       7,509,414    3,682,882    1,211,788    331,839    1,884,222    940,202
Units redeemed and transferred to
  other funding options           (1,649,041)    (208,963)    (174,965)   (38,712)    (471,095)   (83,876)
                                  ------------- ------------ ------------ ---------- ------------ ----------
Units end of year                  9,334,292    3,473,919    1,329,950    293,127    2,269,453    856,326
                                  ============= ============ ============ ========== ============ ==========

                                  MIST MET/TEMPLETON     MIST MET/FRANKLIN              MIST MET/FRANKLIN
                                  GROWTH                     MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
                                         SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                  --------------------- --------------------- ------------------------------
                                    2009     2008 (a)      2009    2008 (a)        2009           2008 (a)
                                  --------- ----------- ---------- ---------- ------------ -----------------
Units beginning of year            2,313          --    121,515         --    1,095,124                --
Units issued and transferred
  from other funding options      13,721       2,313    657,841    136,138    2,245,637         1,158,661
Units redeemed and transferred to
  other funding options           (1,672)         --    (66,132)   (14,623)    (550,672)          (63,537)
                                  --------- ----------- ---------- ---------- ------------ -----------------
Units end of year                 14,362       2,313    713,224    121,515    2,790,089         1,095,124
                                  ========= =========== ========== ========== ============ =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

               MIST MFS       MIST LOOMIS SAYLES           MIST BLACKROCK
EMERGING MARKETS EQUITY           GLOBAL MARKETS    HIGH YIELD
            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------- ------------------------ ------------------------
     2009          2008         2009        2008          2009       2008
------------ ------------- ------------ ----------- ------------- ----------
1,936,402       647,619      951,326     699,151       122,673     58,278
  901,989     1,812,489      251,170     476,202       429,086    114,338
 (505,468)     (523,706)    (127,981)   (224,027)      (98,024)   (49,943)
------------ ------------- ------------ ----------- ------------- ----------
2,332,923     1,936,402    1,074,515     951,326       453,735    122,673
============ ============= ============ =========== ============= ==========

       MIST DREMAN       MIST BLACKROCK          MIST RAINIER
   SMALL CAP VALUE       LARGE CAP CORE      LARGE CAP EQUITY
       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------- -------------------- ---------------------
   2009       2008      2009       2008       2009       2008
---------- ---------- --------- ---------- ---------- ----------
303,425    245,528    63,708     36,871    415,413     42,176
 57,116    122,633    33,353     42,380    172,581    434,965
(41,030)   (64,736)   (4,050)   (15,543)   (85,565)   (61,728)
---------- ---------- --------- ---------- ---------- ----------
319,511    303,425    93,011     63,708    502,429    415,413
========== ========== ========= ========== ========== ==========

    MIST AMERICAN FUNDS     MIST AMERICAN FUNDS       MIST AMERICAN FUNDS
      GROWTH ALLOCAITON           INTERNATIONAL       MODERATE ALLOCATION
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
      2009      2008 (a)        2009    2008 (a)        2009      2008 (a)
------------- ------------ ------------ ---------- ------------ ------------
 3,827,807           --      528,117         --    1,593,813           --
 5,653,746    4,161,393      923,380    549,547    4,618,291    1,707,480
(1,395,380)    (333,586)    (253,986)   (21,430)    (621,011)    (113,667)
------------- ------------ ------------ ---------- ------------ ------------
 8,086,173    3,827,807    1,197,511    528,117    5,591,093    1,593,813
============= ============ ============ ========== ============ ============

         MIST
MET/TEMPLETON
INTERNATIONAL    RUSSELL               RUSSELL
         BOND    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY
  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------- --------------------- --------------------
      2009 (b)      2009       2008       2009      2008
---------------- ---------- ---------- ---------- ---------
           --      5,880     18,447        555     2,547
       33,048        130        576         22        65
       (2,451)       (16)   (13,143)        (1)   (2,057)
---------------- ---------- ---------- ---------- ---------
       30,597      5,994      5,880        576       555
================ ========== ========== ========== =========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  RUSSELL            RUSSELL               RUSSELL
                                  NON-U.S          CORE BOND               REAL ESTATE SECURITIES
                                       SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------- ----------------------- -------------------------
                                     2009     2008      2009       2008       2009           2008
                                  ---------- ----- ------------ ---------- ---------- --------------
Units beginning of year             2,639    2,222     4,134     19,474        416          2,367
Units issued and transferred
  from other funding options           11      417        68         --         30             38
Units redeemed and transferred to
  other funding options               (85)      --      (115)   (15,340)       (11)        (1,989)
                                  ---------- ----- ------------ ---------- ---------- --------------
Units end of year                   2,565    2,639     4,087      4,134        435            416
                                  ========== ===== ============ ========== ========== ==============

                                        PUTNAM VT                             FTVIPT TEMPLETON
                                    EQUITY INCOME      PUTNAM VT VISTA      FOREIGN SECURITIES
                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------ -------------------- -----------------------
                                    2009     2008      2009       2008        2009        2008
                                  --------- -------- --------- ---------- ----------- -----------
Units beginning of year            7,046    4,854    19,610     36,098     795,639     711,214
Units issued and transferred
  from other funding options           1    2,367     4,279      2,762     134,664     229,349
Units redeemed and transferred to
  other funding options           (4,633)    (175)       (2)   (19,250)   (108,254)   (144,924)
                                  --------- -------- --------- ---------- ----------- -----------
Units end of year                  2,414    7,046    23,887     19,610     822,049     795,639
                                  ========= ======== ========= ========== =========== ===========

                                     FTVIPT FRANKLIN               FTVIPT FRANKLIN      FIDELITY VIP
                                   INCOME SECURITIES    SMALL CAP VALUE SECURITIES     EQUITY-INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT       SUB-ACCOUNT
                                  --------------------- ----------------------------- -----------------
                                     2009       2008      2009                2008     2009     2008
                                  ---------- ---------- --------- ------------------- -------- --------
Units beginning of year           459,807    380,964    22,866                  --    3,252    3,241
Units issued and transferred
  from other funding options       77,843    135,592    28,467              25,902    1,409       27
Units redeemed and transferred to
  other funding options           (58,157)   (56,749)   (3,334)             (3,036)     (32)     (16)
                                  ---------- ---------- --------- ------------------- -------- --------
Units end of year                 479,493    459,807    47,999              22,866    4,629    3,252
                                  ========== ========== ========= =================== ======== ========

                                  MSF ARTIO                    MSF BLACKROCK               MSF BLACKROCK
                                   INTERNATIONAL STOCK           BOND INCOME                MONEY MARKET
                                           SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
                                  ----------------------- --------------------- ---------------------------
                                       2009       2008       2009       2008          2009          2008
                                  ------------ ---------- ---------- ---------- ------------- -------------
Units beginning of year              25,650     30,502    117,368     93,145     5,413,169     2,524,096
Units issued and transferred
  from other funding options          3,741      5,878     50,834     57,642     6,733,508     6,640,356
Units redeemed and transferred to
  other funding options              (5,443)   (10,730)   (18,215)   (33,419)   (5,588,864)   (3,751,283)
                                  ------------ ---------- ---------- ---------- ------------- -------------
Units end of year                    23,948     25,650    149,987    117,368     6,557,813     5,413,169
                                  ============ ========== ========== ========== ============= =============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

AIM V.I                 AIM V.I                       PUTNAM VT
INTERNATIONAL GROWTH    GLOBAL REAL ESTATE    GROWTH AND INCOME
         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------- --------------------- --------------------
   2009         2008       2009       2008      2009       2008
---------- ------------ ---------- ---------- --------- ----------
 54,308       19,177     17,685         --    12,806     11,559
 59,245       48,201     15,399     18,220     1,189      1,282
(12,246)     (13,070)    (2,776)      (535)     (107)       (35)
---------- ------------ ---------- ---------- --------- ----------
101,307       54,308     30,308     17,685    13,888     12,806
========== ============ ========== ========== ========= ==========

 FTVIPT TEMPLETON          FTVIPT TEMPLETON     FTVIPT
GROWTH SECURITIES    GLOBAL BOND SECURITIES    MUTUAL SHARES SECURITIES
      SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
-------------------- ------------------------- ---------------------------
  2009       2008       2009           2008       2009             2008
--------- ---------- ---------- -------------- ---------- ----------------
72,221     49,595     46,079             --    109,075           92,870
32,169     30,731     92,855         56,085     39,116           57,382
(8,140)    (8,105)   (13,669)       (10,006)   (14,724)         (41,177)
--------- ---------- ---------- -------------- ---------- ----------------
96,250     72,221    125,265         46,079    133,467          109,075
========= ========== ========== ============== ========== ================

     FIDELITY VIP          FIDELITY VIP               MSF METLIFE
MID CAP                      CONTRAFUND               STOCK INDEX
      SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-------------------- --------------------- -------------------------
   2009      2008       2009       2008         2009         2008
---------- --------- ---------- ---------- ------------ ------------
 63,464    31,629    391,868    330,921    1,910,760    1,498,764
 53,212    40,650     65,241    101,633      655,337      694,164
(13,345)   (8,815)   (49,825)   (40,686)    (357,075)    (282,168)
---------- --------- ---------- ---------- ------------ ------------
103,331    63,464    407,284    391,868    2,209,022    1,910,760
========== ========= ========== ========== ============ ============

             MSF DAVIS           MSF MET/ARTISAN              MSF JENNISON
         VENTURE VALUE             MID CAP VALUE       GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2009         2008         2009         2008         2009         2008
------------ ------------ ------------ ------------ ------------ ------------
4,388,150    4,056,492    1,096,469    1,073,234    1,875,682    1,605,864
  973,558    1,004,423      154,522      199,925      616,909      620,537
 (630,405)    (672,765)    (179,056)    (176,690)    (319,229)    (350,719)
------------ ------------ ------------ ------------ ------------ ------------
4,731,303    4,388,150    1,071,935    1,096,469    2,173,362    1,875,682
============ ============ ============ ============ ============ ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                           MSF WESTERN ASSET         MSF WESTERN ASSET
                                  MSF MFS               MANAGEMENT STRATEGIC                MANAGEMENT
                                        TOTAL RETURN      BOND OPPORTUNITIES           U.S. GOVERNMENT
                                         SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------- ----------------------- -------------------------
                                     2009       2008     2009           2008         2009         2008
                                  ---------- ---------- -------- -------------- ------------ ------------
Units beginning of year           201,206    193,867    1,313          1,361      742,282      335,818
Units issued and transferred
  from other funding options       46,332     51,104       --            307      760,797    1,048,365
Units redeemed and transferred to
  other funding options           (34,798)   (43,765)    (100)          (355)    (411,014)    (641,901)
                                  ---------- ---------- -------- -------------- ------------ ------------
Units end of year                 212,740    201,206    1,213          1,313    1,092,065      742,282
                                  ========== ========== ======== ============== ============ ============

                                    MSF BLACKROCK     MSF OPPENHIEMER     MSF FI
                                  STRATEGIC VALUE       GLOBAL EQUITY        VALUE LEADERS
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------ ------------------- --------------------
                                   2009      2008      2009      2008       2009      2008
                                  -------- --------- --------- --------- ---------- ---------
Units beginning of year           1,092     1,138    26,913    16,966     25,904    14,443
Units issued and transferred
  from other funding options        144        --    15,022    10,450     15,166    13,571
Units redeemed and transferred to
  other funding options             (46)      (46)   (4,701)     (503)   (12,928)   (2,110)
                                  -------- --------- --------- --------- ---------- ---------
Units end of year                 1,190     1,092    37,234    26,913     28,142    25,904
                                  ======== ========= ========= ========= ========== =========

                                                                      MSF METLIFE
                                             MSF METLIFE              MODERATE TO                     MSF
                                     MODERATE ALLOCATION    AGGRESSIVE ALLOCATION               MFS VALUE
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------ -----------------------
                                       2009         2008        2009         2008         2009       2008
                                  ------------ ------------ ----------- ------------ ------------ ----------
Units beginning of year           1,102,766      769,596     722,722      421,099      153,826    114,399
Units issued and transferred
  from other funding options        608,238      586,559     431,393      430,184      104,250     57,907
Units redeemed and transferred to
  other funding options            (242,905)    (253,389)   (342,975)    (128,561)     (17,613)   (18,480)
                                  ------------ ------------ ----------- ------------ ------------ ----------
Units end of year                 1,468,099    1,102,766     811,140      722,722      240,463    153,826
                                  ============ ============ =========== ============ ============ ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF LOOMIS SAYLES
 SMALL CAP GROWTH     LARGE CAP GROWTH     SMALL CAP GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------- -------------------- --------------------
  2009       2008      2009       2008      2009       2008
--------- ---------- --------- ---------- --------- ----------
36,708      5,583    66,188     73,525    25,103     23,791
14,347     34,949     7,580      7,576    11,081      2,921
(4,861)    (3,824)   (7,384)   (14,913)   (1,780)    (1,609)
--------- ---------- --------- ---------- --------- ----------
46,194     36,708    66,384     66,188    34,404     25,103
========= ========== ========= ========== ========= ==========

                                                            MSF METLIFE
          MSF METLIFE                MSF METLIFE        CONSERVATIVE TO
AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION    MODERATE ALLOCATION
          SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
------------------------ -------------------------- ----------------------
   2009          2008       2009            2008       2009        2008
---------- ------------- ---------- --------------- ---------- -----------
153,264       100,537    133,983          58,563    193,745      86,095
 11,348        61,457     94,346         181,223     42,951     125,168
 (7,206)       (8,730)   (47,782)       (105,803)   (33,853)    (17,518)
---------- ------------- ---------- --------------- ---------- -----------
157,406       153,264    180,547         133,983    202,843     193,745
========== ============= ========== =============== ========== ===========

                                               MSF BARCLAYS                               MSF
  MSF LOOMIS                                        CAPITAL       MSF VAN ECK       BLACKROCK
SAYLES SMALL            MSF MET/DIMENSIONAL       AGGREGATE    GLOBAL NATURAL    LEGACY LARGE
    CAP CORE    INTERNATIONAL SMALL COMPANY      BOND INDEX         RESOURCES      CAP GROWTH
 SUB-ACCOUNT                    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
--------------- ------------------------------ --------------- ----------------- ---------------
     2009 (c)      2009             2008 (d)        2009 (b)          2009 (b)        2009 (b)
--------------- ---------- ------------------- --------------- ----------------- ---------------
          --      5,465                  --              --                --              --
       3,496     90,620               5,487         166,152            93,898          86,610
         (24)   (27,247)                (22)         (3,108)          (11,857)         (2,719)
--------------- ---------- ------------------- --------------- ----------------- ---------------
       3,472     68,838               5,465         163,044            82,041          83,891
=============== ========== =================== =============== ================= ===============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                            MSF
                                  MSF METLIFE               MSF             MSF        NEUBERGER
                                  MID CAP STOCK  MORGAN STANLEY    RUSSELL 2000           BERMAN              PIMCO VIT
                                        INDEX        EAFE INDEX           INDEX    MID CAP VALUE             HIGH YIELD
                                  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------- ---------------- --------------- ---------------- ----------------------
                                      2009 (b)         2009 (b)        2009 (b)         2009 (c)         2009     2008
                                  -------------- ---------------- --------------- ---------------- ------------- --------
Units beginning of year                    --               --              --               --         8,385    8,976
Units issued and transferred
  from other funding options           57,923           61,302          51,401              413        13,807        1
Units redeemed and transferred to
  other funding options                  (884)            (784)         (3,369)            (207)      (11,435)    (592)
                                  -------------- ---------------- --------------- ---------------- ------------- --------
Units end of year                      57,039           60,518          48,032              206        10,757    8,385
                                  ============== ================ =============== ================ ============= ========

                                                            PIONEER                   PIONEER VCT
                                            PIONEER    VCT IBBOTSON    PIONEER VCT    REAL ESTATE
                                  VCT MID CAP VALUE          GROWTH     HIGH YIELD         SHARES
                                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------------- --------------- -------------- --------------
                                     2009      2008         2009 (c)       2009 (c)       2009 (c)
                                  ---------- --------- --------------- -------------- --------------
Units beginning of year            36,146    26,303              --             --             --
Units issued and transferred
  from other funding options        8,484    16,888             283            867            407
Units redeemed and transferred to
  other funding options            (4,935)   (7,045)             --             --             --
                                  ---------- --------- --------------- -------------- --------------
Units end of year                  39,695    36,146             283            867            407
                                  ========== ========= =============== ============== ==============

                                      AMERICAN FUNDS                 AMERICAN FUNDS                   UIF
                                              GROWTH    GLOBAL SMALL CAPITALIZATION     EQUITY AND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- ------------------------------ ---------------------
                                     2009       2008       2009                2008       2009       2008
                                  ---------- ---------- ---------- ------------------- ---------- ----------
Units beginning of year           245,411    166,443     34,506                  --    366,355    314,456
Units issued and transferred
  from other funding options       76,891    109,945     46,416              41,753    160,440    142,419
Units redeemed and transferred to
  other funding options           (29,030)   (30,977)   (14,168)             (7,247)   (74,129)   (90,520)
                                  ---------- ---------- ---------- ------------------- ---------- ----------
Units end of year                 293,272    245,411     66,754              34,506    452,666    366,355
                                  ========== ========== ========== =================== ========== ==========

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

                                   PIONEER VCT
       PIMCO VIT    PIONEER VCT       EMERGING      PIONEER VCT
    LOW DURATION           BOND        MARKETS    EQUITY INCOME
     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------- -------------- -------------- ----------------
  2009      2008        2009 (c)       2009 (c)         2009 (c)
--------- --------- -------------- -------------- ----------------
12,236     9,002             --             --               --
 2,717     3,424          7,017          3,314            2,241
  (791)     (190)        (2,618)          (657)          (1,018)
--------- --------- -------------- -------------- ----------------
14,162    12,236          4,399          2,657            1,223
========= ========= ============== ============== ================

    AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
              BOND           GLOBAL GROWTH         GROWTH-INCOME
       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------- ----------------------- ---------------------
   2009    2008 (a)       2009        2008       2009       2008
---------- ---------- ----------- ----------- ---------- ----------
109,249         --     859,773     623,978    233,938    177,704
133,027    123,202     159,608     379,521     49,578     88,022
(34,043)   (13,953)   (126,023)   (143,726)   (21,078)   (31,788)
---------- ---------- ----------- ----------- ---------- ----------
208,233    109,249     893,358     859,773    262,438    233,938
========== ========== =========== =========== ========== ==========

         UIF U.S.                   UIF               VAN KAMPEN
    MID CAP VALUE      U.S. REAL ESTATE    LIT GROWTH AND INCOME
      SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-------------------- --------------------- ------------------------
   2009      2008       2009       2008       2009          2008
---------- --------- ---------- ---------- ---------- -------------
 18,522        --    107,050     85,204    178,352       109,554
 23,222    19,384     48,579     43,260    127,646       113,250
 (3,066)     (862)   (18,205)   (21,414)   (34,049)      (44,452)
---------- --------- ---------- ---------- ---------- -------------
 38,678    18,522    137,424    107,050    271,949       178,352
========== ========= ========== ========== ========== =============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                         LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                  VARIABLE SMALL CAP GROWTH    VARIABLE INVESTORS    VARIABLE FUNDAMENTAL VALUE
                                                SUB-ACCOUNT           SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- --------------------- -----------------------------
                                     2009              2008       2009       2008       2009               2008
                                  ---------- ----------------- ---------- ---------- ---------- ------------------
Units beginning of year           113,589           104,212     79,048     21,114    174,312            151,388
Units issued and transferred
  from other funding options       38,617            60,207     10,604     58,939     51,925             46,409
Units redeemed and transferred to
  other funding options           (18,373)          (50,830)   (18,172)    (1,005)   (31,434)           (23,485)
                                  ---------- ----------------- ---------- ---------- ---------- ------------------
Units end of year                 133,833           113,589     71,480     79,048    194,803            174,312
                                  ========== ================= ========== ========== ========== ==================

                                   LMPVET CLEARBRIDGE
                                      VARIABLE EQUITY            LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL
                                       INCOME BUILDER    VARIABLE DIVIDEND STRATEGY    VARIABLE SOCIAL AWARENESS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------- ----------------------------- ----------------------------
                                     2009        2008       2009               2008    2009                 2008
                                  ---------- ----------- ---------- ------------------ ------- --------------------
Units beginning of year           540,604     491,630     57,114             54,511     344                  351
Units issued and transferred
  from other funding options      112,661     175,369      5,023              8,163      31               24,478
Units redeemed and transferred to
  other funding options           (37,185)   (126,395)   (15,280)            (5,560)    (16)             (24,485)
                                  ---------- ----------- ---------- ------------------ ------- --------------------
Units end of year                 616,080     540,604     46,857             57,114     359                  344
                                  ========== =========== ========== ================== ======= ====================

                                                                                        LMPVIT WESTERN ASSET
                                                    LMPVET       LMPVET BATTERYMARCH         VARIABLE GLOBAL
                                  LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL EQUITY         HIGH YIELD BOND
                                               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------------------- ------------------------- -----------------------
                                     2009             2008      2009            2008       2009         2008
                                  ---------- ---------------- --------- --------------- ---------- ------------
Units beginning of year            29,209           10,133    97,929          92,419    269,405      230,195
Units issued and transferred
  from other funding options       36,139           22,351     2,753          11,761     63,441       95,917
Units redeemed and transferred to
  other funding options           (12,508)          (3,275)   (7,503)         (6,251)   (55,872)     (56,707)
                                  ---------- ---------------- --------- --------------- ---------- ------------
Units end of year                  52,840           29,209    93,179          97,929    276,974      269,405
                                  ========== ================ ========= =============== ========== ============

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period May 4, 2009 to December 31, 2009.
(c) Commenced on November 10, 2008 and began transactions in 2009.
(d) For the period November 10, 2008 to December 31, 2008.

   LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE
VARIABLE APPRECIATION    VARIABLE AGGRESSIVE GROWTH    VARIABLE LARGE CAP GROWTH
          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
------------------------ ----------------------------- ----------------------------
   2009          2008        2009              2008      2009               2008
---------- ------------- ----------- ----------------- --------- ------------------
193,892       154,202     866,787           777,004    34,369             34,871
101,238        73,330     170,911           220,673     5,542              4,064
(41,685)      (33,640)   (121,964)         (130,890)   (1,618)            (4,566)
---------- ------------- ----------- ----------------- --------- ------------------
253,445       193,892     915,734           866,787    38,293             34,369
========== ============= =========== ================= ========= ==================

LMPVET CLEARBRIDGE                      LMPVET                      LMPVET
  VARIABLE CAPITAL    LIFESTYLE ALLOCATION 50%    LIFESTYLE ALLOCATION 70%
       SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------- --------------------------- ---------------------------
  2009        2008      2009              2008      2009              2008
--------- ----------- --------- ----------------- --------- -----------------
72,670      90,858    51,774            56,674    25,139            19,241
 1,563       9,920    22,922             3,251       664             6,095
(7,359)    (28,108)   (8,373)           (8,151)   (9,847)             (197)
--------- ----------- --------- ----------------- --------- -----------------
66,874      72,670    66,323            51,774    15,956            25,139
========= =========== ========= ================= ========= =================

LMPVIT WESTERN ASSET
 VARIABLE ADJUSTABLE        LMPVIT WESTERN ASSET           OPPENHEIMER VA
         RATE INCOME       VARIABLE MONEY MARKET    MAIN STREET SMALL CAP
         SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------- --------------------------- ------------------------
  2009          2008          2009          2008       2009          2008
--------- ------------- ------------- ------------- ---------- -------------
51,320        49,988     1,644,399       686,199     51,363            --
 4,274         3,958     1,405,357     2,527,363     69,910        57,843
(8,421)       (2,626)   (1,338,353)   (1,569,163)   (13,906)       (6,480)
--------- ------------- ------------- ------------- ---------- -------------
47,173        51,320     1,711,403     1,644,399    107,367        51,363
========= ============= ============= ============= ========== =============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and     2009   866,452 40.50 - 46.96  36,094,176          2.16      0.75 - 1.95    16.11 - 17.51
  Income Sub-Account            2008   832,331 34.88 - 39.97  29,752,070          1.51      0.75 - 1.95 (37.57) - (36.81)
                                2007   848,840 55.87 - 63.24  48,452,860          0.85      0.75 - 1.95      1.71 - 2.94
                                2006   738,630 47.17 - 61.44  41,381,558          1.44      0.75 - 2.30    15.11 - 16.91
                                2005   613,017 40.97 - 52.55  29,674,712          0.83      0.75 - 2.30      1.05 - 2.62
MIST Lord Abbett Bond Debenture 2009 1,343,714 20.06 - 22.76  27,780,072          7.02      0.75 - 1.95    34.13 - 35.75
  Sub-Account                   2008 1,268,542 14.96 - 16.77  19,475,363          4.29      0.75 - 1.95 (20.18) - (19.21)
                                2007 1,381,928 18.74 - 20.75  26,501,097          5.06      0.75 - 1.95      4.48 - 5.75
                                2006 1,228,977 17.79 - 19.63  22,493,452          6.46      0.75 - 1.95      7.05 - 8.33
                                2005 1,161,736 16.75 - 18.12  19,808,005          4.08      0.75 - 1.95    (0.46) - 0.74
MIST Lord Abbett Mid Cap Value  2009   510,722 19.34 - 22.44  10,348,382          1.87      0.75 - 1.95    24.09 - 25.59
  Sub-Account                   2008   342,667 15.59 - 17.87   5,552,501          0.53      0.75 - 1.95 (39.96) - (39.23)
                                2007   257,255 26.10 - 29.40   6,954,577          0.64      0.75 - 1.90   (1.30) - (0.16)
                                2006   172,728 25.47 - 29.45   4,731,948          0.38      0.75 - 2.30     9.63 - 11.34
                                2005    61,418 23.23 - 26.45   1,551,929          0.53      0.75 - 2.30      5.60 - 7.24
MIST Oppenheimer Capital        2009 2,125,760   7.43 - 9.65  16,330,725            --      0.75 - 1.95    40.93 - 42.64
  Appreciation Sub-Account      2008 2,244,732   5.27 - 6.80  12,188,544          3.52      0.75 - 1.95 (46.99) - (46.34)
                                2007 2,418,972  9.95 - 12.72  24,671,347            --      0.75 - 1.95    12.07 - 13.43
                                2006 2,427,342  8.88 - 11.27  22,004,158          0.08      0.75 - 1.95      5.54 - 6.81
                                2005 2,138,330  8.41 - 10.60  18,310,436            --      1.40 - 1.95      2.70 - 3.93
MIST Legg Mason Partners        2009 1,592,359   5.90 - 8.63   9,705,295            --      1.30 - 1.95    30.41 - 31.60
  Aggressive Growth Sub-Account 2008 1,634,211   4.53 - 6.56   7,613,664            --      1.30 - 1.95 (40.23) - (39.80)
                                2007 1,602,616  7.57 - 10.90  12,451,979            --      1.30 - 1.95      0.28 - 1.17
                                2006 1,487,231  7.55 - 10.77  11,494,590            --      1.30 - 1.95   (3.63) - (3.00)
                                2005 1,268,613  7.84 - 11.10  10,148,495            --      1.40 - 1.95    11.39 - 12.27
MIST Van Kampen Mid Cap Growth  2009   312,816 10.15 - 11.29   3,277,371            --      0.75 - 1.95    54.23 - 56.09
  Sub-Account                   2008   266,325   6.61 - 7.23   1,791,803          1.32      0.75 - 1.90 (47.76) - (47.15)
                                2007   167,765 12.65 - 13.69   2,154,190            --      0.75 - 1.90    21.15 - 22.55
                                2006    39,178 10.20 - 11.17     421,282            --      0.75 - 2.30      5.91 - 7.56
                                2005    23,110  9.63 - 10.38     234,870            --      0.75 - 2.30      2.21 - 3.80
MIST PIMCO Total Return         2009 7,455,353 14.64 - 16.27 112,145,924          6.46      0.75 - 1.95    15.75 - 17.15
  Sub-Account                   2008 4,431,085 12.65 - 13.89  57,333,805          3.44      0.75 - 1.95   (1.53) - (0.34)
                                2007 3,364,195 12.85 - 13.94  44,128,005          3.02      0.75 - 1.95      5.48 - 6.76
                                2006 2,293,346 11.92 - 13.06  28,489,220          2.31      0.75 - 2.30      2.15 - 3.74
                                2005 1,506,218 11.67 - 12.59  18,206,649            --      0.75 - 2.30    (0.07) - 1.49
MIST RCM Technology             2009 1,278,443   5.24 - 5.53   6,887,517            --      1.30 - 1.95    55.91 - 56.92
  Sub-Account                   2008 1,035,681   3.36 - 3.53   3,567,317         12.95      1.30 - 1.95 (45.53) - (45.17)
                                2007   888,157   6.17 - 6.43   5,605,992            --      1.30 - 1.95    28.97 - 29.82
                                2006   739,279   4.78 - 4.95   3,605,818            --      1.30 - 1.95      3.32 - 3.99
                                2005   566,844   4.63 - 4.76   2,669,094            --      1.30 - 1.95      8.88 - 9.59

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap Growth 2009 2,676,582       7.94 - 8.52 21,852,138            --      1.30 - 1.95    42.66 - 43.83
  Sub-Account                     2008 2,312,092       5.56 - 5.92 13,198,468            --      1.30 - 1.95 (40.92) - (40.47)
                                  2007 2,014,479       9.41 - 9.95 19,400,219            --      1.30 - 1.95    15.35 - 16.21
                                  2006 1,797,997       8.16 - 8.75 14,972,403            --      0.75 - 1.95      4.12 - 5.37
                                  2005 1,308,056       7.84 - 8.30 10,429,730            --      0.75 - 1.95    13.28 - 13.77
MIST MFS Research International   2009 2,589,893     12.59 - 18.78 33,540,235          3.13      0.75 - 1.95    29.04 - 30.58
  Sub-Account                     2008 2,552,914      9.76 - 14.43 25,570,277          1.86      1.20 - 1.95 (43.48) - (43.04)
                                  2007 2,054,929     17.26 - 25.34 36,338,022          1.18      1.30 - 1.95    11.09 - 56.03
                                  2006 1,526,158     15.21 - 22.61 24,283,531          1.55      0.75 - 2.30    23.69 - 25.62
                                  2005 1,127,580     12.30 - 18.06 14,440,322          0.38      1.40 - 2.30    13.78 - 15.55
MIST Lazard Mid Cap Sub-Account   2009   900,708     12.30 - 13.58 11,320,035          1.15      0.75 - 1.95    34.13 - 35.74
                                  2008   809,619      9.17 - 10.00  7,568,836          0.92      0.75 - 1.95 (39.50) - (38.76)
                                  2007   684,831     15.15 - 16.33 10,567,455          0.30      0.75 - 1.95  (15.02) - (3.97)
                                  2006   458,517     15.89 - 16.41  7,414,914          0.30      1.30 - 1.95    12.47 - 13.20
                                  2005   444,232     12.14 - 14.50  6,369,460          0.06      1.30 - 1.95      5.98 - 6.67
MIST Met/AIM Small Cap Growth     2009 1,169,497     12.22 - 12.99 14,686,241            --      1.20 - 1.95    31.23 - 32.23
  Sub-Account                     2008 1,042,611       9.31 - 9.74  9,943,798            --      1.30 - 1.95 (39.92) - (39.52)
                                  2007   956,779     15.49 - 16.11 15,138,596            --      1.30 - 1.95      8.91 - 9.63
                                  2006   890,085     14.08 - 14.76 12,889,298            --      1.30 - 2.30    11.33 - 12.71
                                  2005   804,060     12.70 - 13.04 10,366,771            --      1.30 - 1.95      6.18 - 6.87
MIST Harris Oakmark International 2009 2,208,108     15.61 - 17.50 37,601,098          7.86      1.30 - 1.95    43.86 - 53.06
  Sub-Account                     2008 2,198,029     10.92 - 11.43 24,562,840          1.65      1.30 - 1.95 (42.03) - (41.65)
                                  2007 2,251,675     18.84 - 19.59 43,281,131          0.78      1.30 - 1.95   (3.04) - (2.40)
                                  2006 1,878,405     19.43 - 20.07 37,135,251          2.36      1.30 - 1.95    26.37 - 27.19
                                  2005 1,495,693     15.38 - 15.78 23,326,113            --      1.30 - 1.95    12.04 - 12.77
MIST Third Avenue Small Cap Value 2009 1,786,888     14.39 - 19.19 26,330,272          1.15      1.30 - 1.95    24.02 - 25.06
  Sub-Account                     2008 1,678,516     11.61 - 15.34 19,889,952          0.74      1.30 - 1.95 (31.18) - (30.67)
                                  2007 1,719,602     16.86 - 22.13 29,469,933          0.96      1.30 - 1.95   (4.90) - 20.44
                                  2006 1,548,781     17.73 - 26.25 27,923,907          0.43      1.30 - 2.30    15.55 - 11.67
                                  2005 1,233,981     15.49 - 22.72 19,975,250            --      1.30 - 1.95     3.95 - 18.70
MIST PIMCO Inflation Protected    2009 5,030,576     12.50 - 13.54 64,059,527          3.30      0.75 - 1.95     9.71 - 16.53
  Bond Sub-Account                2008 3,147,910     10.79 - 11.20 34,541,263          3.41      1.30 - 1.95   (8.86) - (8.26)
                                  2007 2,418,379     11.82 - 12.19 28,956,045          2.09      1.30 - 1.95      8.65 - 9.36
                                  2006 2,171,062     10.74 - 11.14 23,865,653          3.67      1.30 - 2.30   (1.89) - (0.91)
                                  2005 2,063,635     10.95 - 11.25 22,975,626            --      1.30 - 2.30    (0.91) - 0.08
MIST Clarion Global Real Estate   2009 1,131,782     12.07 - 22.14 13,901,360          3.22      0.75 - 1.95    32.13 - 33.73
  Sub-Account                     2008 1,013,561      9.14 - 16.62  9,394,523          1.65      1.30 - 1.95 (42.80) - (42.37)
                                  2007   861,112     15.98 - 28.84 13,923,483          0.88      1.30 - 1.95 (16.66) - (15.99)
                                  2006   625,172     18.99 - 34.33 12,114,336          0.92      1.30 - 2.30    34.46 - 35.81
                                  2005   425,688     14.12 - 25.24  6,110,404            --      1.40 - 2.30    10.72 - 15.05
MIST Turner Mid Cap Growth        2009   617,332     11.21 - 11.63  7,034,112            --      1.30 - 1.95    44.33 - 45.27
  Sub-Account                     2008   578,624       7.77 - 8.01  4,553,801            --      1.30 - 1.95 (49.30) - (48.97)
                                  2007   538,638     15.32 - 15.69  8,336,664            --      1.30 - 1.95    21.74 - 22.54
                                  2006   438,391     12.58 - 12.96  5,554,696            --      0.85 - 1.95      4.03 - 5.18
                                  2005   335,209     12.09 - 12.32  4,071,802            --      0.85 - 1.95     9.21 - 10.42

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap       2009  1,092,327 12.28 - 12.74  13,629,048          1.24      1.30 - 1.95    29.75 - 30.59
  Value Sub-Account              2008  1,193,942   9.47 - 9.76  11,451,424          0.77      1.30 - 1.95 (37.31) - (36.90)
                                 2007  1,310,760 15.10 - 15.47  19,992,162          0.47      1.30 - 1.95      1.09 - 1.76
                                 2006  1,060,750 14.94 - 15.38  15,950,016            --      0.85 - 1.95    13.46 - 14.71
                                 2005    748,084 13.16 - 13.41   9,888,705          0.82      0.85 - 1.95    10.37 - 11.59
MIST MetLife Defensive Strategy  2009 11,376,437 10.74 - 11.43 124,069,529          2.89      0.75 - 1.95    20.53 - 22.00
  Sub-Account                    2008  7,796,898   8.91 - 9.33  70,218,620          1.30      0.85 - 1.95 (22.19) - (21.32)
                                 2007  4,639,907 11.45 - 11.86  53,548,580          2.03      0.85 - 1.95      3.86 - 5.02
                                 2006  3,865,426 11.03 - 12.30  42,850,757          0.01      0.75 - 1.95      6.53 - 7.82
                                 2005  1,508,431 10.35 - 10.43  15,665,992          1.30      1.30 - 1.95      2.47 - 3.13
MIST MetLife Moderate Strategy   2009 16,067,670 10.66 - 11.34 174,021,399          3.24      0.75 - 1.95    23.66 - 25.14
  Sub-Account                    2008 13,256,018   8.62 - 9.06 115,658,116          1.71      0.75 - 1.95 (27.85) - (26.97)
                                 2007 11,270,605 11.94 - 12.19 135,865,886          1.95      1.30 - 1.95      4.15 - 4.83
                                 2006  8,561,073 11.47 - 11.77  98,797,273          0.01      0.75 - 1.95      8.11 - 9.41
                                 2005  4,506,020 10.61 - 10.69  47,950,957          1.55      1.30 - 1.95      3.77 - 4.45
MIST MetLife Balanced Strategy   2009 31,446,847 10.35 - 11.02 330,982,677            --      0.75 - 1.95    25.86 - 27.39
  Sub-Account                    2008 26,886,863   8.23 - 8.65 223,880,205          4.81      0.75 - 1.95 (33.26) - (32.45)
                                 2007 25,484,457 12.32 - 12.58 316,936,441          1.63      1.30 - 1.95      2.85 - 3.52
                                 2006 19,173,566 11.98 - 12.30 231,113,806          0.01      0.75 - 1.95     9.82 - 11.14
                                 2005 11,206,666 10.91 - 10.99 122,628,863          1.69      1.30 - 1.95      5.06 - 5.74
MIST MetLife Growth Strategy     2009 34,986,731 10.08 - 10.73 358,063,533            --      0.75 - 1.95    27.58 - 29.13
  Sub-Account                    2008 32,877,486   7.90 - 8.31 262,939,644          3.57      0.75 - 1.95 (39.07) - (38.33)
                                 2007 30,046,540 12.97 - 13.24 393,211,798          1.15      1.30 - 1.95      2.67 - 3.34
                                 2006 22,007,855 12.64 - 12.97 279,686,928          0.01      0.75 - 1.95    11.41 - 12.75
                                 2005 12,697,225 11.34 - 11.34 144,440,071          1.31      1.30 - 1.95      7.02 - 7.72
MIST MetLife Aggressive Strategy 2009  6,042,724  9.82 - 10.15  60,222,405            --      1.30 - 1.95    30.09 - 30.94
  Sub-Account                    2008  5,804,501   7.55 - 7.75  44,335,779          3.68      1.30 - 1.95 (41.96) - (41.58)
                                 2007  5,687,800 13.00 - 13.27  74,631,869          1.20      1.30 - 1.95      0.89 - 1.55
                                 2006  4,032,224 12.89 - 13.23  52,296,693          0.01      0.75 - 1.95    11.46 - 12.80
                                 2005  1,961,998 11.56 - 11.65  22,767,192          1.14      1.30 - 1.95      8.25 - 8.96
MIST SSgA Growth ETF             2009  1,558,817  9.77 - 10.28  15,521,593          0.76      0.75 - 1.95    26.60 - 28.99
  Sub-Account                    2008    186,691   7.76 - 7.88   1,463,201          1.52      1.30 - 1.80   (33.97) - 0.94
  (Commenced 5/2/2005)           2007    165,782 11.86 - 11.92   1,967,634            --      1.30 - 1.50      4.04 - 4.25
                                 2006    120,406 11.40 - 11.43   1,373,423          1.40      1.30 - 1.50    12.16 - 12.38
                                 2005     11,292         10.17     114,821            --             1.30      1.66 - 1.71
MIST SSgA Growth and Income ETF  2009  1,974,559 10.31 - 10.85  20,705,361          0.95      0.75 - 1.95    22.47 - 24.32
  Sub-Account                    2008    142,282   8.46 - 8.60   1,215,646          1.84      1.30 - 1.80   (26.18) - 1.95
  (Commenced on 5/2/2005 and     2007    141,525 11.57 - 11.63   1,637,978            --      1.30 - 1.50      3.82 - 4.03
  began transactions in 2006)    2006     96,081 11.15 - 11.17   1,071,072          3.97      1.30 - 1.50    10.07 - 10.29
MIST Van Kampen Comstock         2009  1,794,388   8.86 - 9.37  16,123,540          2.08      0.75 - 1.95    24.14 - 30.85
  Sub-Account                    2008  1,345,513   7.14 - 7.46   9,693,668          1.69      0.75 - 1.95 (37.15) - (36.39)
  (Commenced 5/2/2005)           2007  1,056,695 11.36 - 11.73  12,086,984          1.19      0.75 - 1.95   (4.39) - (3.22)
                                 2006    473,672 11.81 - 12.12   5,655,471            --      0.75 - 2.30   13.42 to 15.19
                                 2005     92,205 10.41 - 10.52     964,282          2.15      0.75 - 2.30     4.15 to 5.22

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity      2009 1,247,116       6.17 - 6.43  7,796,030          1.49      0.95 - 1.95    35.29 - 36.65
  Sub-Account                     2008 1,025,573       4.56 - 4.70  4,720,285          0.02      0.95 - 1.95 (55.50) - (55.05)
  (Commenced 5/2/2005)            2007   792,641     10.24 - 10.38  8,163,982            --      1.30 - 1.95   (7.73) - (7.13)
                                  2006   538,300     11.05 - 11.25  5,992,306            --      0.75 - 2.30      4.17 - 5.79
                                  2005     2,896     10.61 - 10.63     30,758            --      1.30 - 2.30      6.10 - 6.28
MIST MFS Emerging Markets         2009 2,332,923     10.11 - 19.10 23,907,903          1.65      0.75 - 1.95    65.68 - 67.70
  Equity Sub-Account              2008 1,936,402      6.10 - 11.45 11,946,033          0.91      1.10 - 1.95 (56.39) - (53.96)
  (Commenced 5/1/2006)            2007   647,619     13.99 - 14.14  9,100,647          0.05      1.30 - 1.95    33.97 - 34.85
                                  2006   159,951     10.42 - 10.49  1,673,250          1.84      1.30 - 2.25      4.19 - 4.86
MIST Loomis Sayles Global Markets 2009 1,074,515     10.62 - 10.88 11,527,695          2.03      1.30 - 1.95    38.09 - 39.00
  Sub-Account                     2008   951,326       7.69 - 7.83  7,371,133          4.77      1.30 - 1.95 (40.44) - (40.05)
  (Commenced 5/1/2006)            2007   699,151     12.92 - 13.06  9,069,241            --      1.30 - 1.95    25.37 - 26.19
                                  2006   144,971     10.28 - 10.35  1,496,069          2.14      1.30 - 2.25      2.81 - 3.46
MIST BlackRock High Yield         2009   453,735     16.90 - 18.43  7,998,274          3.94      1.30 - 1.95    43.82 - 44.75
  Sub-Account                     2008   122,673     11.75 - 12.73  1,506,242          5.73      1.30 - 1.95 (25.63) - (24.95)
  (Commenced on 11/7/2005 and     2007    58,278     16.41 - 16.78    966,595          2.58      1.70 - 1.90      0.75 - 0.96
  began transactions in 2006)     2006     4,049     15.62 - 16.62     66,125            --      1.70 - 2.30      7.32 - 7.97
MIST Janus Forty Sub-Account      2009    33,785   110.29 - 121.06  3,870,933            --      1.55 - 1.90    40.52 - 41.01
  (Commenced on 11/7/2005 and     2008    28,273     78.49 - 85.85  2,309,828          4.45      1.55 - 1.90 (42.95) - (42.75)
  began transactions in 2006)     2007    10,267   137.59 - 149.97  1,470,259          0.07      1.55 - 1.90    28.00 - 28.45
                                  2006     1,236    97.82 - 120.96    141,582            --      1.40 - 2.30      0.74 - 1.65
MIST Pioneer Fund Sub-Account     2009   197,630     15.17 - 18.29  3,241,581          1.31      0.75 - 1.90    21.55 - 27.31
  (Commenced on 11/7/2005 and     2008    66,469     12.53 - 14.44    883,215          1.02      0.95 - 1.90 (34.11) - (33.47)
  began transactions in 2006)     2007    36,823     19.02 - 20.11    719,501          0.65      1.50 - 1.90      3.02 - 3.43
                                  2006    13,904     17.53 - 21.42    264,384          0.17      0.75 - 2.30    13.30 - 15.06
MIST Pioneer Strategic Income     2009   674,653     11.15 - 25.31 15,342,606          4.92      0.75 - 1.95    23.24 - 32.09
  Sub-Account                     2008   508,820     16.66 - 19.16  8,801,765          6.40      0.75 - 1.85 (12.38) - (11.41)
  (Commenced on 11/7/2005 and     2007   390,847     19.01 - 20.22  7,612,927          0.60      1.25 - 1.85      3.29 - 5.05
  began transactions in 2006)     2006   194,292     17.28 - 20.43  3,596,064          9.32      0.75 - 2.25      3.95 - 5.51
MIST Dreman Small Cap Value       2009   319,511     12.33 - 12.89  3,969,634          0.92      0.75 - 1.90    26.66 - 27.81
  Sub-Account                     2008   303,425      9.74 - 10.08  2,969,988          0.73      0.75 - 1.90 (26.63) - (25.19)
  (Commenced on 5/1/2006)         2007   245,528     13.27 - 13.40  3,272,627            --      1.55 - 1.90   (2.85) - (2.50)
                                  2006    60,240     13.57 - 13.78    825,404          0.91      1.40 - 2.30    21.42 - 22.51
MIST BlackRock Large Cap Core     2009    93,011       8.20 - 8.94    778,555          1.23      0.95 - 1.90    16.95 - 23.33
  Sub-Account                     2008    63,708       7.01 - 7.20    454,220          0.50      1.65 - 1.90 (38.49) - (38.33)
  (Commenced on 11/7/2005 and     2007    36,871     11.39 - 11.67    425,769          0.89      1.65 - 1.90   (2.86) - (2.72)
  began transactions in 2006)     2006    12,560     10.53 - 11.40    139,840            --      1.40 - 2.30    11.66 - 12.66
MIST Rainier Large Cap Equity     2009   502,429       6.88 - 6.98  3,476,821          0.75      1.30 - 1.95    20.87 - 21.65
  Sub-Account                     2008   415,413       5.69 - 5.74  2,371,997            --      1.30 - 1.95 (42.93) - (42.56)
  (Commenced 11/12/2007)          2007    42,176       9.98 - 9.99    420,829          0.08      1.30 - 1.80   (0.23) - (0.14)
MIST American Funds Balanced      2009 9,334,292       8.86 - 9.00 83,155,064            --      1.00 - 1.95    20.40 - 27.85
  Allocation Sub-Account          2008 3,473,919       6.99 - 7.02 24,318,302          6.70      1.30 - 1.95 (30.14) - (29.83)
  (Commenced 4/28/2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
MIST American Funds Bond          2009 1,329,950       9.81 - 9.92 13,102,454            --      1.30 - 1.95     9.96 - 10.67
  Sub-Account                     2008   293,127       8.92 - 8.96  2,619,221         10.39      1.30 - 1.95 (10.81) - (10.41)
  (Commenced 4/28/2008)
MIST American Funds Growth        2009 2,269,453       7.82 - 7.90 17,832,066            --      1.30 - 1.95    36.20 - 37.09
  Sub-Account                     2008   856,326       5.74 - 5.76  4,924,788          7.85      1.30 - 1.95 (42.62) - (42.36)
  (Commenced 4/28/2008)
MIST American Funds Growth        2009 8,086,173       8.33 - 8.44 67,700,167            --      1.15 - 1.95    31.44 - 32.51
  Allocation Sub-Account          2008 3,827,807       6.34 - 6.37 24,301,779          8.65      1.15 - 1.95 (36.64) - (36.29)
  (Commenced 4/28/2008)
MIST American Funds International 2009 1,197,511       8.43 - 8.53 10,150,631            --      1.30 - 1.95    39.80 - 40.72
  Sub-Account                     2008   528,117       6.03 - 6.06  3,192,270         12.15      1.30 - 1.95 (39.68) - (39.41)
  (Commenced 4/28/2008)
MIST American Funds Moderate      2009 5,591,093       9.27 - 9.42 52,072,400            --      1.00 - 1.95    21.01 - 21.99
  Allocation Sub-Account          2008 1,593,813       7.66 - 7.69 12,226,948          8.11      1.30 - 1.95 (23.43) - (23.09)
  (Commenced 4/28/2008)
MIST Met/Templeton Growth         2009    14,362       8.66 - 8.69    124,704          0.02      0.75 - 0.95    31.37 - 31.63
  Sub-Account                     2008     2,313       6.59 - 6.60     15,252          1.01      0.75 - 0.95 (34.10) - (34.01)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares   2009   713,224       8.05 - 8.22  5,792,038            --      0.75 - 1.95    22.48 - 23.95
  Sub-Account                     2008   121,515       6.58 - 6.63    801,068          4.98      0.75 - 1.95 (34.25) - (33.70)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton       2009 2,790,089       8.83 - 9.02 24,813,206            --      0.75 - 1.95    26.07 - 27.60
  Founding Strategy Sub-Account   2008 1,095,124       7.01 - 7.07  7,691,593          4.20      0.75 - 1.95 (29.93) - (29.35)
  (Commenced 4/28/2008)
MIST Met/Templeton International  2009    30,597     10.86 - 10.90    332,971            --      1.30 - 1.90      8.61 - 9.04
  Bond Sub-Account
  (Commenced 5/4/2009)
Russell Multi-Style Equity        2009     5,994              7.72     46,249          1.32             1.40            29.57
  Sub-Account                     2008     5,880              5.95     35,016          1.68             1.40           (41.40)
                                  2007    18,447             10.16    187,446          1.00             1.40             8.82
                                  2006    22,268              9.34    207,930          0.95             1.40            11.18
                                  2005    22,238              8.40    186,762          1.07             1.40             5.78
Russell Aggressive Equity         2009       576             10.49      6,045          0.53             1.40            29.57
  Sub-Account                     2008       555              8.09      4,489          0.70             1.40           (43.72)
                                  2007     2,547             14.38     36,634          0.35             1.40             1.97
                                  2006     3,030             14.10     42,724          0.19             1.40            13.20
                                  2005     3,032             12.46     37,769          0.18             1.40             4.89
Russell Non-U.S Sub-Account       2009     2,565              9.71     24,909          2.84             1.40            24.73
                                  2008     2,639              7.78     20,544            --             1.40           (43.22)
                                  2007     2,222             13.71     30,466          2.10             1.40             8.58
                                  2006     3,995             12.63     50,437          2.46             1.40            21.93
                                  2005     4,134             10.36     42,803          1.58             1.40            12.11

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ --------------------------------------------------
                                                UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ------- ----------------- ---------- ------------- ---------------- -------------------
Russell Core Bond Sub-Account  2009   4,087             15.66     63,990          4.74             1.40            14.20
                               2008   4,134             13.71     56,669          4.34             1.40            (4.91)
                               2007  19,474             14.42    280,763          5.10             1.40             5.74
                               2006  21,347             13.63    291,052          4.51             1.40             2.28
                               2005  21,169             13.33    282,187          3.57             1.40             0.60
Russell Real Estate Securities 2009     435             22.46      9,768          4.67             1.40            27.15
  Sub-Account                  2008     416             17.66      7,357          2.02             1.40           (37.57)
                               2007   2,367             28.29     66,975          2.23             1.40           (17.03)
                               2006   2,667             34.10     90,957          1.96             1.40            33.96
                               2005   2,699             25.46     68,704          2.11             1.40            11.39
AIM V.I. International Growth  2009 101,307     10.13 - 24.99  2,317,472          1.79      0.95 - 1.50    32.90 - 33.63
  Sub-Account                  2008  54,308      7.59 - 18.26    908,185          0.80      1.10 - 1.50 (41.42) - (41.18)
                               2007  19,177     12.91 - 30.15    403,640          0.55      1.30 - 1.50    12.70 - 13.08
                               2006   6,542     11.27 - 26.70    156,979          1.15      1.30 - 1.50    25.98 - 26.23
                               2005   5,955      9.03 - 21.15    103,706          0.96      1.30 - 1.40    15.96 - 16.29
AIM V.I. Global Real Estate    2009  30,308       6.76 - 6.84    206,250            --      1.10 - 1.50    29.16 - 29.68
  Sub-Account                  2008  17,685       5.23 - 5.28     93,156         31.65      1.10 - 1.50 (45.55) - (45.33)
  (Commenced on 11/12/2007 and
  began transactions in 2008)
Putnam VT Growth and Income    2009  13,888      9.56 - 47.53    144,033          2.99      0.75 - 1.50    27.88 - 28.84
  Sub-Account                  2008  12,806      7.45 - 36.89    103,718          2.48      0.75 - 1.50 (39.61) - (39.16)
                               2007  11,559     12.30 - 60.63    155,114          1.57      0.75 - 1.50   (7.45) - (6.74)
                               2006  14,830     13.24 - 65.01    214,090          1.71      0.75 - 1.50    14.19 - 15.05
                               2005  13,684     11.56 - 56.51    166,207          1.85      0.75 - 1.40      3.67 - 4.44
Putnam VT Equity Income        2009   2,414     14.47 - 14.66     35,119          0.91      0.75 - 0.95    26.24 - 26.49
  Sub-Account                  2008   7,046     11.18 - 11.59     80,878          1.71      0.75 - 1.40 (32.10) - (31.66)
                               2007   4,854     16.47 - 16.96     81,660          1.48      0.75 - 1.40      1.75 - 2.41
                               2006   4,947     16.11 - 16.56     81,532          1.04      0.75 - 1.50    17.08 - 17.96
                               2005   3,446     13.76 - 14.04     48,196          1.07      0.75 - 1.50      3.94 - 4.72
Putnam VT Vista Sub-Account    2009  23,887              5.09    121,530          0.16             1.40            37.18
                               2008  19,610              3.71     72,736            --             1.40           (46.17)
                               2007  36,098              6.89    248,740            --             1.40             2.62
                               2006  64,173              6.71    430,897            --             1.40             4.26
                               2005  76,454      6.44 - 15.65    492,386            --      1.30 - 1.40    10.48 - 10.92
FTVIPT Templeton Foreign       2009 822,049     12.56 - 31.17 16,165,177          3.08      1.30 - 1.90    34.47 - 35.43
  Securities Sub-Account       2008 795,639      9.30 - 23.04 11,284,385          2.36      1.30 - 1.90 (41.51) - (41.07)
                               2007 711,214     15.78 - 39.15 16,248,090          1.82      1.30 - 1.90    13.27 - 14.17
                               2006 362,978     13.82 - 37.24  6,779,342          1.10      0.75 - 2.30    18.69 - 20.54
                               2005  24,853     11.52 - 30.90    406,480          1.14      0.75 - 1.40      7.67 - 9.35
FTVIPT Templeton Growth        2009  96,250     13.82 - 15.04  1,368,696          3.05      0.75 - 1.65    28.96 - 30.12
  Securities Sub-Account       2008  72,221     10.70 - 11.26    797,528          1.80      0.75 - 1.65 (43.27) - (42.76)
  (Commenced on 11/7/2005 and  2007  49,595     18.84 - 19.85    973,353          1.32      0.75 - 1.65      0.66 - 1.58
  began transactions in 2006)  2006  11,905     18.41 - 20.01    233,283          0.42      0.75 - 1.90    19.52 - 20.90
FTVIPT Templeton Global Bond   2009 125,265     15.35 - 16.31  1,960,715         14.16      0.95 - 1.50    16.91 - 17.56
  Securities Sub-Account       2008  46,079     13.13 - 13.66    613,252          2.93      1.10 - 1.50      4.62 - 5.04
  (Commenced on 2/20/2007 and
  began transactions in 2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
FTVIPT Mutual Shares Securities   2009   133,467     18.06 - 19.41  2,461,513          2.00      1.10 - 1.65    23.99 - 24.67
  Sub-Account                     2008   109,075     14.57 - 15.57  1,616,209          3.26      1.10 - 1.65 (38.14) - (37.80)
  (Commenced on 11/7/2005 and     2007    92,870     23.55 - 23.94  2,197,713          1.37      1.50 - 1.65      1.78 - 1.93
  began transactions in 2006)     2006    25,799     22.56 - 23.73    598,870          0.72      1.40 - 1.90    16.16 - 16.74
FTVIPT Franklin Income Securities 2009   479,493     39.05 - 47.14 19,547,644          8.12      0.95 - 1.85    33.11 - 34.31
  Sub-Account                     2008   459,807     29.33 - 35.10 14,004,904          5.40      0.95 - 1.85 (30.95) - (30.32)
  (Commenced on 11/7/2005 and     2007   380,964     42.48 - 45.39 16,748,914          3.36      1.50 - 1.85      1.84 - 2.20
  began transactions in 2006)     2006   112,418     38.83 - 45.21  4,831,851          1.91      1.40 - 2.25    15.62 - 16.60
FTVIPT Franklin Small Cap Value   2009    47,999       7.36 - 7.46    354,941          1.62      0.95 - 1.50    27.24 - 27.94
  Securities Sub-Account          2008    22,866       5.78 - 5.83    132,784          1.02      0.95 - 1.50 (34.02) - (33.65)
  (Commenced on 2/20/2007 and
  began transactions in 2008)
Fidelity VIP Equity-Income        2009     4,629     11.37 - 45.45     57,560          2.53      1.40 - 1.50    27.95 - 28.08
  Sub-Account                     2008     3,252      8.88 - 35.52     32,800          2.36      1.40 - 1.50 (43.67) - (43.61)
                                  2007     3,241     15.74 - 63.05     57,301          1.36      1.40 - 1.50   (0.24) - (0.14)
                                  2006     3,262     15.76 - 65.81     57,938          3.01      1.30 - 1.50    18.15 - 18.38
                                  2005     3,059     53.50 - 55.59     46,565          1.32      1.30 - 1.50      4.00 - 4.21
Fidelity VIP Mid Cap Sub-Account  2009   103,331     32.89 - 35.52  3,482,249          0.55      0.95 - 1.65    37.46 - 38.43
  (Commenced on 11/7/2005 and     2008    63,464     23.92 - 25.28  1,543,057          0.27      1.10 - 1.65 (40.60) - (40.27)
  began transactions in 2006)     2007    31,629     40.27 - 40.82  1,277,778          0.51      1.50 - 1.65    13.44 - 13.61
                                  2006    10,070     34.80 - 35.93    359,419            --      1.50 - 1.90    10.29 - 10.73
Fidelity VIP Contrafund           2009   407,284     33.58 - 38.44 14,051,178          1.37      0.95 - 1.85    33.17 - 34.38
  Sub-Account                     2008   391,868     25.21 - 28.60 10,108,558          0.96      0.95 - 1.85 (43.67) - (43.16)
  (Commenced on 11/7/2005 and     2007   330,921     44.76 - 46.54 15,082,787          1.02      1.55 - 1.85    15.34 - 15.69
  began transactions in 2006)     2006   170,987     36.99 - 40.96  6,746,573          1.28      1.40 - 2.25     9.11 - 10.04
MSF MetLife Stock Index           2009 2,209,022     10.10 - 21.92 24,638,965          2.16      1.30 - 2.90    23.49 - 26.75
  Sub-Account                     2008 1,910,760       8.18 - 8.56 16,018,073          1.66      1.30 - 1.95 (38.48) - (38.07)
                                  2007 1,498,764     13.29 - 13.82 20,352,656          0.77      1.30 - 1.95      2.94 - 3.61
                                  2006 1,255,895     12.91 - 13.34 16,505,258          1.59      1.30 - 1.95    12.97 - 13.70
                                  2005 1,070,187     11.43 - 11.73 12,415,191          1.26      1.30 - 1.95      2.37 - 3.03
MSF Artio International Stock     2009    23,948     12.63 - 14.00    320,400          0.38      1.40 - 1.65    19.89 - 20.19
  Sub-Account                     2008    25,650     10.52 - 11.65    286,613          2.96      1.40 - 1.65 (45.16) - (45.02)
                                  2007    30,502     19.15 - 21.18    624,430          0.86      1.40 - 1.65      8.26 - 8.53
                                  2006    26,246     16.59 - 19.91    498,405          1.25      0.75 - 1.90    14.05 - 15.36
                                  2005    21,458     14.55 - 17.22    365,393          0.46      0.75 - 1.90    15.38 - 16.71
MSF BlackRock Bond Income         2009   149,987     44.62 - 58.89  7,064,751          6.35      0.75 - 1.90      7.24 - 8.37
  Sub-Account                     2008   117,368     41.61 - 54.34  5,077,642          4.74      0.75 - 1.90   (5.39) - (4.39)
                                  2007    93,145     43.98 - 56.83  4,221,029          2.07      0.75 - 1.90      4.12 - 5.23
                                  2006    17,516     38.47 - 54.01    777,311          1.91      0.75 - 2.30      1.90 - 3.36
                                  2005     1,827     41.32 - 52.26     83,096          3.04      0.75 - 1.80      0.34 - 1.39
MSF BlackRock Money Market        2009 6,557,813     10.23 - 25.21 69,056,638          0.23      0.75 - 1.95   (1.68) - (0.49)
  Sub-Account                     2008 5,413,169     10.40 - 11.42 57,731,501          2.46      0.75 - 1.95      0.61 - 1.83
                                  2007 2,524,096     10.34 - 10.78 26,671,133          4.74      1.30 - 1.95      2.78 - 3.61
                                  2006 2,096,094     10.06 - 10.78 21,477,637          4.48      0.75 - 1.95      2.54 - 3.77
                                  2005 1,164,088     19.81 - 10.39 11,615,345          2.86      0.75 - 1.95      0.69 - 1.49

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      --------- ----------------- ---------- ------------- ---------------- -------------------
MSF Davis Venture Value          2009 4,731,303     11.12 - 33.53 55,229,784          1.38      0.75 - 1.95    29.28 - 30.84
  Sub-Account                    2008 4,388,150      8.60 - 25.63 39,410,894          1.15      0.75 - 1.95 (40.63) - (39.91)
                                 2007 4,056,492     14.49 - 42.65 60,113,279          0.57      0.75 - 1.95      2.40 - 3.65
                                 2006 3,498,617     14.15 - 41.15 50,502,310          0.67      0.75 - 1.95    12.20 - 13.55
                                 2005 2,751,510     12.61 - 36.24 35,309,808          0.51      0.75 - 1.95      8.02 - 9.32
MSF Met/Artisan Mid Cap Value    2009 1,071,935     11.69 - 12.34 12,881,687          0.84      1.30 - 1.95    38.48 - 39.37
  Sub-Account                    2008 1,096,469       8.44 - 8.85  9,489,131          0.04      1.30 - 1.95 (47.18) - (46.83)
                                 2007 1,073,234     15.98 - 16.65 17,528,467          0.33      1.30 - 1.95   (8.88) - (8.28)
                                 2006 1,040,267     17.53 - 18.16 18,595,465          0.09      1.30 - 1.95    10.01 - 10.73
                                 2005   980,663     15.94 - 16.40 15,888,971            --      1.30 - 1.95      7.60 - 8.29
MSF Jennison Growth Sub-Account  2009 2,173,362     10.76 - 11.29 23,943,894            --      1.30 - 1.95    36.87 - 37.77
                                 2008 1,875,682       7.86 - 8.20 15,052,257          2.12      1.30 - 1.95 (37.78) - (37.37)
                                 2007 1,605,864     12.63 - 13.09 20,659,520          0.18      1.30 - 1.95      9.23 - 9.94
                                 2006 1,396,542      5.09 - 13.84 16,385,508            --      0.75 - 1.95      0.55 - 1.76
                                 2005 1,062,311      5.07 - 11.50 12,356,023            --      1.30 - 1.95    11.35 - 11.52
MSF MFS Total Return Sub-Account 2009   212,740     11.44 - 47.56  8,399,961          3.99      0.75 - 1.90    16.13 - 17.42
                                 2008   201,206     10.11 - 40.51  6,737,770          3.43      0.75 - 1.90 (23.78) - (22.93)
                                 2007   193,867     13.21 - 52.56  8,493,936          1.76      0.75 - 1.90      2.20 - 3.34
                                 2006    86,321     12.87 - 50.86  3,659,208          3.11      0.75 - 2.30     9.43 - 11.10
                                 2005     3,672     39.80 - 45.78     98,175          0.98      0.75 - 1.50      1.32 - 2.08
MSF Western Asset Management     2009     1,213     22.64 - 22.99     27,762          6.74      1.40 - 1.50    29.93 - 30.06
  Strategic Bond Opportunities   2008     1,313     17.43 - 17.68     23,081          4.23      1.40 - 1.50 (16.49) - (16.40)
  Sub-Account                    2007     1,361     20.87 - 21.15     28,639          4.07      1.40 - 1.50      2.15 - 2.25
                                 2006     3,696     20.43 - 22.38     76,321          4.69      0.75 - 1.50      3.27 - 4.04
                                 2005     3,670     19.78 - 21.51     73,297          2.94      0.75 - 1.50      1.04 - 1.80
MSF Western Asset Management     2009 1,092,065     15.37 - 17.48 17,684,868          3.75      1.10 - 1.95      2.07 - 2.94
  U.S. Government Sub-Account    2008   742,282     15.06 - 16.98 11,685,161          3.29      1.10 - 1.95   (2.46) - (1.62)
  (Commenced 5/2/2005)           2007   335,818     15.43 - 16.93  5,410,492          2.37      1.25 - 1.95      2.01 - 2.68
                                 2006   192,698     14.50 - 16.38  3,025,855          1.09      1.30 - 2.30      1.56 - 2.58
                                 2005    13,519     14.28 - 15.96    210,149            --      1.30 - 2.30     (.70) - (.40)
MSF T. Rowe Price Small Cap      2009    46,194     12.81 - 13.66    604,114          0.06      1.40 - 1.90    36.02 - 36.71
  Growth Sub-Account             2008    36,708       9.41 - 9.99    352,406            --      1.40 - 1.90 (37.52) - (37.21)
                                 2007     5,583     15.73 - 15.91     88,747            --      1.40 - 1.50      7.89 - 8.00
                                 2006     5,516     14.58 - 15.70     81,191            --      0.75 - 1.50      2.09 - 2.86
                                 2005     5,989     14.29 - 15.26     86,308            --      0.75 - 1.50      9.07 - 9.89
MSF T. Rowe Price Large Cap      2009    66,384     11.93 - 12.58    810,697          0.33      1.30 - 1.65    40.70 - 41.44
  Growth Sub-Account             2008    66,188       8.48 - 8.89    573,547          0.30      1.30 - 1.65 (42.95) - (42.68)
                                 2007    73,525     15.07 - 15.51  1,115,693          0.18      1.30 - 1.50      7.56 - 7.94
                                 2006    69,795     14.01 - 14.89    984,473          0.10      0.75 - 1.50    11.21 - 12.04
                                 2005    28,908     12.60 - 55.40    366,191          0.35      0.75 - 1.50      4.75 - 5.54
MSF Loomis Sayles Small Cap Core 2009    34,404       8.20 - 8.75    287,297            --      0.75 - 1.50    27.75 - 28.71
  Growth Sub-Account             2008    25,103       6.42 - 6.80    161,820            --      0.75 - 1.50 (42.19) - (41.75)
                                 2007    23,791     11.10 - 11.25    264,777            --      1.30 - 1.50      2.75 - 2.96
                                 2006    26,486     10.62 - 10.93    286,973            --      1.30 - 1.80      7.77 - 8.31
                                 2005     1,742     18.17 - 19.26    187,981            --      1.30 - 1.80      2.06 - 3.14

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ----------------- ---------- ------------- ---------------- -------------------
MSF BlackRock Strategic Value      2009     1,190     13.52 - 13.78     16,236          0.79      1.30 - 1.50    11.15 - 11.37
  Sub-Account                      2008     1,092     12.17 - 12.38     13,394          0.23      1.30 - 1.50 (39.47) - (39.35)
                                   2007     1,138     20.10 - 20.41     23,041          0.06      1.30 - 1.50   (5.13) - (4.94)
                                   2006     1,028     20.78 - 22.25     21,908          0.10      0.75 - 1.80    14.37 - 15.57
                                   2005     1,742     18.17 - 19.25     32,325            --      0.75 - 1.80      2.06 - 3.14
MSF Oppenheimer Global Equity      2009    37,234     15.53 - 17.77    610,412          2.10      0.75 - 1.80    37.30 - 38.75
  Sub-Account                      2008    26,913     11.51 - 12.80    313,489          1.74      0.75 - 1.65 (41.53) - (41.00)
                                   2007    16,966     19.69 - 20.01    335,264          0.60      1.50 - 1.65      4.51 - 4.67
                                   2006     3,382     18.38 - 20.58     65,152          0.67      0.75 - 1.90    14.17 - 15.48
                                   2005       218     16.10 - 17.82      3,892            --      0.75 - 1.90    16.73 - 16.73
MSF FI Value Leaders               2009    28,142     15.08 - 15.91    433,706          2.72      1.50 - 1.90    19.43 - 19.90
  Sub-Account                      2008    25,904     12.63 - 13.27    333,263          1.65      1.50 - 1.90 (40.16) - (39.92)
  (Commenced on 11/7/2005 and      2007    14,443     21.11 - 22.08    312,933          0.75      1.50 - 1.90      2.12 - 2.53
  began transactions in 2006)      2006     9,168     19.83 - 21.76    193,937            --      1.40 - 2.30      7.04 - 8.00
MSF MetLife Aggressive Allocation  2009   157,406       9.54 - 9.67  1,513,099          2.13      1.55 - 1.85    29.08 - 29.46
  Sub-Account                      2008   153,264       7.39 - 7.47  1,139,292          0.52      1.55 - 1.85 (41.54) - (41.37)
  (Commenced on 11/7/2005 and      2007   100,537     12.64 - 12.74  1,275,413          0.05      1.55 - 1.85      1.37 - 1.67
  began transactions in 2006)      2006    39,044     12.39 - 12.57    487,913            --      1.40 - 2.25    11.82 - 12.78
MSF MetLife Conservative           2009   180,547     11.05 - 11.16  2,012,937          3.19      1.65 - 1.85    18.32 - 18.56
  Allocation Sub-Account           2008   133,983       9.34 - 9.41  1,259,967          0.96      1.65 - 1.85 (15.96) - (15.79)
  (Commenced on 11/7/2005 and      2007    58,563             11.17    654,380            --             1.65             3.83
  began transactions in 2006)      2006    55,733     10.65 - 10.81    599,716            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to        2009   202,843     10.75 - 10.85  2,189,499          3.24      1.65 - 1.85    21.41 - 21.65
  Moderate Allocation Sub-Account  2008   193,745       8.85 - 8.92  1,721,627          0.89      1.65 - 1.85 (23.04) - (22.88)
  (Commenced on 11/7/2005 and      2007    86,095     11.50 - 11.56    993,288            --      1.65 - 1.85      2.88 - 3.09
  began transactions in 2006)      2006    13,244     11.10 - 11.26    148,388            --      1.40 - 2.25      6.08 - 6.98
MSF MetLife Moderate Allocation    2009 1,468,099     10.39 - 10.54 15,319,594          2.84      1.55 - 1.85    24.22 - 24.58
  Sub-Account                      2008 1,102,766       8.36 - 8.46  9,268,041          0.72      1.55 - 1.85 (29.95) - (29.73)
  (Commenced on 11/7/2005 and      2007   769,596     11.94 - 12.04  9,229,588          0.01      1.55 - 1.85      2.42 - 2.73
  began transactions in 2006)      2006   251,739     11.58 - 11.75  2,943,348            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to Aggressive 2009   811,140       9.81 - 9.95  7,998,980          2.74      1.55 - 1.85    26.73 - 27.11
  Allocation Sub-Account           2008   722,722       7.74 - 7.83  5,615,130          0.51      1.55 - 1.85 (36.31) - (36.12)
  (Commenced on 11/7/2005 and      2007   421,099     12.15 - 12.25  5,132,758          0.03      1.55 - 1.85      1.94 - 2.24
  began transactions in 2006)      2006   218,070     11.84 - 12.01  2,604,858            --      1.40 - 2.25     9.59 - 10.53
MSF MFS Value Sub-Account          2009   240,463     12.44 - 14.28  3,179,115            --      0.75 - 1.95    18.26 - 19.68
  (Commenced on 11/7/2005 and      2008   153,826     10.86 - 11.93  1,701,329          1.75      0.75 - 1.90 (33.80) - (30.01)
  began transactions in 2006)      2007   114,399     16.40 - 17.03  1,909,054            --      1.50 - 1.90      5.60 - 6.03
                                   2006    25,279     15.02 - 16.20    399,200          2.72      1.40 - 2.30    18.58 - 19.65
MSF Loomis Sayles Small Cap Core   2009     3,472     26.34 - 27.18     93,189            --      1.70 - 1.90    27.49 - 27.74
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
MSF Met/Dimensional International  2009    68,838     14.12 - 14.28    980,285            --      1.30 - 2.30    39.48 - 40.87
  Small Company Sub-Account        2008     5,465     10.13 - 10.14     55,367            --      1.30 - 1.75      0.65 - 0.71
  (Commenced 11/10/2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------- ----------------- ---------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009 163,044     14.04 - 15.09  2,350,407            --      1.30 - 1.95      2.41 - 2.86
  Bond Index Sub-Account
  (Commenced 5/4/2009)
MSF Van Eck Global Natural      2009  82,041     14.69 - 14.80  1,209,009            --      1.30 - 1.95    35.22 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)
MSF BlackRock Legacy Large Cap  2009  83,891      1.14 - 28.69    738,462            --      1.20 - 1.90    29.11 - 29.70
  Growth Sub-Account
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock Index 2009  57,039     13.17 - 13.94    773,244            --      1.30 - 1.90    28.62 - 29.16
  Sub-Account
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE Index   2009  60,518     11.18 - 12.03    701,682            --      1.30 - 1.95    34.67 - 35.25
  Sub-Account
  (Commenced 5/4/2009)
MSF Russell 2000 Index          2009  48,032     13.32 - 14.24    663,258            --      1.30 - 1.90    26.11 - 26.62
  Sub-Account
  (Commenced 5/4/2009)
MSF Neuberger Berman Mid Cap    2009     206     18.92 - 19.90      3,905            --      1.50 - 1.95    44.89 - 45.54
  Value Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
PIMCO VIT High Yield            2009  10,757     14.94 - 15.31    161,118          8.75      1.30 - 1.50    38.18 - 38.45
  Sub-Account                   2008   8,385     10.80 - 11.06     91,023          7.83      1.30 - 1.50 (24.65) - (24.50)
                                2007   8,976     14.32 - 14.64    129,266          6.93      1.30 - 1.50      1.96 - 2.16
                                2006   9,739     14.03 - 14.33    137,505          6.91      1.30 - 1.50      7.49 - 7.70
                                2005   5,517     13.11 - 13.31     72,246          6.23      1.30 - 1.50      2.58 - 2.78
PIMCO VIT Low Duration          2009  14,162     14.28 - 14.41    203,515          3.54      1.40 - 1.50    11.63 - 11.75
  Sub-Account                   2008  12,236     12.79 - 12.89    157,346          4.07      1.40 - 1.50   (1.90) - (1.81)
                                2007   9,002     13.04 - 13.13    117,864          4.76      1.40 - 1.50      5.77 - 5.87
                                2006   9,448     12.33 - 12.53    116,910          4.20      1.30 - 1.50      2.43 - 2.64
                                2005   8,448     12.04 - 12.21    102,017          2.81      1.30 - 1.50   (0.49) - (0.29)
Pioneer VCT Bond Sub-Account    2009   4,399     11.33 - 11.44     49,849          2.45      1.50 - 1.95    15.02 - 15.54
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Emerging Markets    2009   2,657     16.49 - 17.23     44,460          0.76      1.50 - 1.95    70.65 - 71.43
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Equity Income       2009   1,223     16.45 - 17.24     20,131          2.04      1.50 - 1.95    11.69 - 12.20
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------- ----------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Mid Cap Value       2009  39,695     26.05 - 28.91  1,054,754          1.30      0.95 - 1.65    23.21 - 24.08
  Sub-Account                   2008  36,146     21.14 - 22.82    775,931          0.88      1.10 - 1.65 (34.85) - (34.49)
  (Commenced on 11/7/2005 and   2007  26,303     32.45 - 33.08    859,209          0.55      1.50 - 1.65      3.61 - 3.77
  began transactions in 2006)   2006   6,585     30.41 - 31.88    208,127            --      1.50 - 1.90    10.16 - 10.60
Pioneer VCT Ibbotson Growth     2009     283             13.38      3,781          2.38             1.80            30.31
  Allocation Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT High Yield          2009     867     10.41 - 10.43      9,035          4.54      1.65 - 1.80    57.17 - 57.42
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
Pioneer VCT Real Estate Shares  2009     407             14.18      5,768          2.95             1.65            29.40
  Sub-Account
  (Commenced on 11/10/2008 and
  began transactions in 2009)
American Funds Bond Sub-Account 2009 208,233     15.25 - 16.66  3,287,228          3.94      0.95 - 1.65    10.76 - 11.54
  (Commenced 4/28/2008)         2008 109,249     13.76 - 14.68  1,557,543         10.52      1.10 - 1.65 (10.84) - (10.34)
American Funds Global Growth    2009 893,358     23.47 - 27.15 21,667,917          1.47      0.75 - 1.90    39.62 - 41.24
  Sub-Account                   2008 859,773     16.81 - 19.22 14,802,920          2.05      0.75 - 1.90 (39.55) - (38.85)
  (Commenced on 11/7/2005 and   2007 623,978     27.80 - 30.77 17,713,054          3.27      0.95 - 1.90    12.68 - 13.76
  began transactions in 2006)   2006 209,756     23.74 - 27.58  5,285,664          0.56      0.75 - 2.30    17.70 - 19.53
American Funds Growth-Income    2009 262,438    83.63 - 106.98 23,238,151          1.71      0.95 - 1.90    28.77 - 30.00
  Sub-Account                   2008 233,938     64.95 - 82.29 15,993,876          1.92      0.95 - 1.90 (39.02) - (38.44)
  (Commenced on 11/7/2005 and   2007 177,704   106.51 - 117.20 19,825,012          1.99      1.50 - 1.90      3.06 - 3.47
  began transactions in 2006)   2006  67,192    94.31 - 115.89  7,256,377          2.61      1.40 - 2.30    12.59 - 13.61
American Funds Growth           2009 293,272   117.84 - 158.75 37,226,790          0.70      0.75 - 1.90    36.79 - 38.37
  Sub-Account                   2008 245,411    86.15 - 114.72 22,343,828          0.95      0.75 - 1.90 (45.03) - (44.39)
  (Commenced on 11/7/2005 and   2007 166,443   156.72 - 172.44 27,274,788          1.01      1.50 - 1.90    10.22 - 10.67
  began transactions in 2006)   2006  65,239   129.74 - 159.43  9,695,716          1.35      1.40 - 2.30      7.72 - 8.69
American Funds Global Small     2009  66,754     25.02 - 27.79  1,755,311          0.35      0.75 - 1.65    58.66 - 60.09
  Capitalization Sub-Account    2008  34,506     15.77 - 17.36    562,980            --      0.75 - 1.65 (54.29) - (53.87)
  (Commenced on 2/20/2007 and
  began transaction in 2008)
UIF Equity and Income           2009 452,666     13.86 - 14.52  6,338,641          2.82      0.95 - 1.65    20.49 - 21.33
  Sub-Account                   2008 366,355     11.50 - 11.97  4,239,538          2.49      0.95 - 1.65 (23.95) - (23.41)
  (Commenced on 11/7/2005 and   2007 314,456     15.12 - 15.23  4,764,594          2.28      1.50 - 1.65      1.66 - 1.81
  began transactions in 2006)   2006 103,030     14.74 - 14.96  1,534,867          0.41      1.50 - 1.90    10.46 - 10.91
UIF U.S Mid Cap Value           2009  38,678       8.69 - 8.80    337,681          1.13      1.10 - 1.50    37.09 - 37.63
  Sub-Account                   2008  18,522       6.34 - 6.39    117,795          0.81      1.10 - 1.50 (42.30) - (42.06)
  (Commenced on 2/20/2007 and
  began transaction in 2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ------- ----------------- ---------- ------------- ---------------- -------------------
UIF U.S. Real Estate Sub-Account   2009 137,424     18.83 - 38.47  2,952,490          3.31      0.95 - 1.65    26.25 - 27.14
  (Commenced on 11/7/2005 and      2008 107,050     14.92 - 29.65  1,744,382          3.49      1.10 - 1.65 (38.92) - (38.58)
  began transactions in 2006)      2007  85,204     24.42 - 24.67  2,085,160          2.12      1.50 - 1.65 (18.44) - (18.31)
                                   2006  23,991     29.52 - 30.20    719,688          0.14      1.50 - 1.90    35.46 - 36.00
Van Kampen LIT Growth and Income   2009 271,949     11.54 - 22.55  4,204,463          3.64      0.95 - 1.65    22.08 - 22.94
  Sub-Account                      2008 178,352      9.45 - 18.34  2,079,324          1.49      0.95 - 1.65 (33.32) - (32.85)
  (Commenced on 11/7/2005 and      2007 109,554     14.18 - 14.33  1,559,237          0.84      1.50 - 1.65      0.84 - 0.99
  began transactions in 2006)      2006  35,031     13.84 - 14.19    494,446            --      1.50 - 1.90    13.80 - 14.25
LMPVET ClearBridge Variable        2009 133,833     11.48 - 14.52  1,636,184            --      1.10 - 1.90    40.07 - 41.22
  Small Cap Growth Sub-Account     2008 113,589      8.19 - 10.28    962,401            --      1.10 - 1.90 (41.83) - (41.36)
  (Commenced on 11/7/2005 and      2007 104,212     14.09 - 14.41  1,480,386            --      1.50 - 1.90      7.93 - 8.36
  began transactions in 2006)      2006  82,352     12.81 - 13.36  1,083,366            --      1.40 - 2.30    10.21 - 11.20
LMPVET ClearBridge Variable        2009  71,480     12.83 - 13.45    938,872          1.84      1.50 - 1.90    22.16 - 22.65
  Investors Sub-Account            2008  79,048     10.50 - 10.97    847,551          2.23      1.50 - 1.90 (36.84) - (36.59)
  (Commenced on 11/7/2005 and      2007  21,114     16.63 - 17.30    357,828          1.65      1.50 - 1.90    (5.25) - 2.19
  began transactions in 2006)      2006   8,665     15.74 - 17.05    142,619          2.94      1.40 - 2.30    15.58 - 16.62
LMPVET ClearBridge Variable        2009 194,803     26.17 - 30.36  5,394,668          1.49      0.95 - 1.90    26.92 - 28.14
  Fundamental Value Sub-Account    2008 174,312     20.62 - 23.70  3,758,198          1.83      0.95 - 1.90 (37.78) - (37.18)
  (Commenced on 11/7/2005 and      2007 151,388     33.14 - 35.06  5,189,168          1.65      1.50 - 1.90   (0.65) - (0.25)
  began transactions in 2006)      2006  63,532     31.66 - 35.61  2,183,111          3.56      1.40 - 2.30    14.15 - 15.18
LMPVET ClearBridge Variable        2009 253,445     11.03 - 30.85  7,122,282          2.48      0.95 - 1.90    19.82 - 20.96
  Appreciation Sub-Account         2008 193,892     11.28 - 25.50  4,381,445          1.49      0.95 - 1.90 (30.77) - (29.98)
  (Commenced on 11/7/2005 and      2007 154,202     31.59 - 33.71  4,934,030          1.44      1.50 - 1.90      6.37 - 6.80
  began transactions in 2006)      2006  50,231     27.95 - 32.05  1,549,906          2.55      1.40 - 2.30    12.19 - 13.21
LMPVET ClearBridge Variable        2009 915,734      7.29 - 11.83  9,677,217            --      1.10 - 1.95    31.60 - 33.10
  Aggressive Growth Sub-Account    2008 866,787       7.78 - 8.89  6,880,616            --      1.10 - 1.90 (41.53) - (41.06)
  (Commenced on 11/7/2005 and      2007 777,004     13.31 - 13.62 10,475,283            --      1.50 - 1.90   (0.42) - (0.01)
  began transactions in 2006)      2006 402,453     13.12 - 13.68  5,435,477            --      1.40 - 2.30      6.32 - 7.28
LMPVET ClearBridge Variable        2009  38,293     12.05 - 12.63    473,184          0.29      1.50 - 1.90    39.69 - 40.27
  Large Cap Growth Sub-Account     2008  34,369       8.63 - 9.01    303,205          0.28      1.50 - 1.90 (38.48) - (38.23)
  (Commenced on 11/7/2005 and      2007  34,871     14.02 - 14.58    498,459          0.07      1.50 - 1.90      3.31 - 3.73
  began transactions in 2006)      2006  11,283     13.11 - 14.18    154,919          0.34      1.40 - 2.30      2.22 - 3.15
LMPVET ClearBridge Variable Equity 2009 616,080      9.45 - 12.06  6,870,557          3.25      0.95 - 1.85    20.38 - 21.47
  Income Builder Sub-Account       2008 540,604       7.82 - 9.92  4,958,838          1.03      0.95 - 1.85 (36.16) - (35.58)
  (Commenced on 11/7/2005 and      2007 491,630     14.69 - 14.97  6,949,079          1.71      1.50 - 1.85      3.41 - 3.78
  began transactions in 2006)      2006 147,857     14.18 - 14.70  2,137,211          2.95      1.40 - 2.25     9.67 - 10.61
LMPVET ClearBridge Variable        2009  46,857       8.16 - 8.51    390,952          1.87      1.50 - 1.90    19.78 - 20.26
  Dividend Strategy Sub-Account    2008  57,114       6.81 - 7.07    396,434          3.06      1.50 - 1.90 (29.93) - (29.65)
  (Commenced on 11/7/2005 and      2007  54,511      9.72 - 10.05    539,240          3.17      1.50 - 1.90      4.44 - 4.86
  began transactions in 2006)      2006  14,850       9.04 - 9.59    140,785          4.29      1.50 - 2.30    15.26 - 16.18
LMPVET Investment Counsel Variable 2009     359     26.41 - 27.12      9,639          1.58      1.50 - 1.65    20.83 - 21.01
  Social Awareness Sub-Account     2008     344     21.50 - 22.41      7,645          1.97      1.50 - 1.75 (26.50) - (26.32)
  (Commenced on 11/7/2005 and      2007     351     29.71 - 30.42     10,573          1.55      1.50 - 1.65      9.07 - 9.24
  began transactions in 2006)      2006     260     26.26 - 27.85      7,217          0.57      1.50 - 1.90      5.67 - 6.09

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable     2009    66,874     12.86 - 13.23    869,419          0.64      1.50 - 1.90    37.62 - 38.16
  Capital Sub-Account           2008    72,670       9.34 - 9.58    685,416          0.05      1.50 - 1.90 (43.23) - (43.00)
  (Commenced on 11/7/2005 and   2007    90,858     16.46 - 16.89  1,508,688          0.58      1.50 - 1.90    (0.08) - 0.32
  began transactions in 2006)   2006    30,227     16.19 - 16.82    502,782          1.11      1.40 - 2.30    11.04 - 12.04
LMPVET Lifestyle Allocation 50% 2009    66,323     14.77 - 15.06    987,781          5.18      1.50 - 1.65    30.15 - 30.35
  Sub-Account                   2008    51,774     11.35 - 11.55    594,061          3.39      1.50 - 1.65 (28.53) - (28.42)
  (Commenced on 11/7/2005 and   2007    56,674     15.88 - 16.14    908,688          5.01      1.50 - 1.65      1.51 - 1.67
  began transactions in 2006)   2006    13,022     15.26 - 15.88    205,596          5.52      1.50 - 1.90      6.19 - 6.61
LMPVET Lifestyle Allocation 70% 2009    15,956     12.64 - 12.89    202,085          3.14      1.50 - 1.65    30.73 - 30.93
  Sub-Account                   2008    25,139       9.67 - 9.84    243,783          2.77      1.50 - 1.65 (33.87) - (33.77)
  (Commenced on 11/7/2005 and   2007    19,241     14.62 - 14.86    282,073          6.89      1.50 - 1.65      2.13 - 2.28
  began transactions in 2006)   2006       351     13.97 - 14.53      5,108          2.21      1.50 - 1.90      6.81 - 7.24
LMPVET Lifestyle Allocation 85% 2009    52,840     12.20 - 12.68    656,860          2.58      1.35 - 1.65    30.31 - 30.69
  Sub-Account                   2008    29,209       9.36 - 9.70    277,173          2.59      1.35 - 1.65 (38.44) - (38.26)
  (Commenced on 11/7/2005 and   2007    10,133     15.21 - 15.46    154,963          6.84      1.50 - 1.65      1.66 - 1.82
  began transactions in 2006)   2006        93     14.59 - 15.18      1,419          0.99      1.50 - 1.90      7.41 - 7.84
LMPVET Batterymarch Variable    2009    93,179     12.49 - 12.81  1,175,354          3.09      1.50 - 1.85    18.63 - 19.05
  Global Equity Sub-Account     2008    97,929     10.52 - 10.76  1,039,940          0.08      1.50 - 1.85 (42.40) - (42.19)
  (Commenced on 11/7/2005 and   2007    92,419     18.27 - 18.61  1,702,253          0.64      1.50 - 1.85      2.98 - 3.34
  began transactions in 2006)   2006    59,137     17.41 - 18.08  1,057,125          1.54      1.40 - 2.30    12.59 - 13.60
LMPVIT Western Asset Variable   2009   276,974     16.27 - 18.18  4,674,261         11.36      0.95 - 1.90    52.62 - 54.08
  Global High Yield Bond        2008   269,405     10.66 - 11.80  2,965,293         11.37      0.95 - 1.90 (32.13) - (31.48)
  Sub-Account                   2007   230,195     15.71 - 16.73  3,701,261         10.61      1.25 - 1.90   (5.14) - (1.56)
  (Commenced on 11/7/2005 and   2006    77,538     15.48 - 16.73  1,265,029         11.37      1.40 - 2.30      8.13 - 9.11
  began transactions in 2006)
LMPVIT Western Asset Variable   2009    47,173       9.03 - 9.23    429,294          1.79      1.50 - 1.85    15.25 - 15.66
  Adjustable Rate Income        2008    51,320       7.83 - 7.98    404,525          5.31      1.50 - 1.85 (22.63) - (22.35)
  Sub-Account                   2007    49,988     10.12 - 10.28    508,595          9.03      1.50 - 1.85   (0.51) - (0.16)
  (Commenced on 11/7/2005 and   2006    11,506     10.04 - 10.33    117,357          9.45      1.40 - 2.25      1.79 - 2.66
  began transactions in 2006)
LMPVIT Western Asset Variable   2009 1,711,403     12.78 - 14.74 23,091,735          0.23      0.95 - 1.90   (1.66) - (0.72)
  Money Market Sub-Account      2008 1,644,399     12.99 - 14.84 22,329,431          2.36      0.95 - 1.90      0.67 - 1.63
  (Commenced on 11/7/2005 and   2007   686,199     12.91 - 14.02  9,190,782          4.77      1.25 - 1.95      0.56 - 3.34
  began transactions in 2006)   2006   340,316     11.93 - 13.35  4,420,529          3.31      1.40 - 2.30      2.26 - 3.18
Oppenheimer VA Main Street      2009   107,367     13.88 - 14.54  1,512,909          0.48      0.95 - 1.50    34.84 - 35.58
  Small Cap Sub-Account         2008    51,363     10.29 - 10.60    535,777          0.10      1.10 - 1.50 (38.93) - (38.68)
  (Commenced on 2/20/2007 and
  began transactions in 2008)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(3) These amounts represent the annualized contract expenses of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

FIRST METLIFE INVESTORS INSURANCE COMPANY
(a wholly-owned subsidiary of MetLife, Inc.)

Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of First MetLife Investors Insurance
Company:

We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009; the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008 and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2010

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)


                                                                2009         2008
                                                             ----------   ----------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $469,325 and
     $247,837, respectively)...............................  $  468,391   $  244,417
  Mortgage loans (net of valuation allowances of $196 and
     $9, respectively).....................................      29,590       19,746
  Short-term investments...................................       9,590       30,412
                                                             ----------   ----------
     Total investments.....................................     507,571      294,575
Cash and cash equivalents..................................      61,720      157,398
Accrued investment income..................................       4,930        2,279
Premiums and other receivables.............................   1,264,250      966,952
Deferred policy acquisition costs and value of business
  acquired.................................................     149,627       95,085
Current income tax recoverable.............................       6,244       23,680
Other assets...............................................      63,472       57,955
Separate account assets....................................   2,416,073    1,497,846
                                                             ----------   ----------
     Total assets..........................................  $4,473,887   $3,095,770
                                                             ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits.....................................  $  116,950   $   72,706
Policyholder account balances..............................   1,426,200      957,894
Other policyholder funds...................................       6,880        4,479
Deferred income tax liability..............................      62,476       78,246
Other liabilities..........................................      48,983      131,994
Separate account liabilities...............................   2,416,073    1,497,846
                                                             ----------   ----------
     Total liabilities.....................................   4,077,562    2,743,165
                                                             ----------   ----------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Common stock, par value $10 per share; 200,000 shares
  authorized, issued and outstanding.......................       2,000        2,000
Additional paid-in capital.................................     339,819      269,819
Retained earnings..........................................      55,407       83,009
Accumulated other comprehensive loss.......................        (901)      (2,223)
                                                             ----------   ----------
     Total stockholder's equity............................     396,325      352,605
                                                             ----------   ----------
     Total liabilities and stockholder's equity............  $4,473,887   $3,095,770
                                                             ==========   ==========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)


                                                         2009       2008       2007
                                                       --------   --------   --------
REVENUES
Premiums.............................................  $ 59,458   $ 28,530   $ 19,883
Universal life and investment-type product policy
  fees...............................................    39,797     37,141     32,111
Net investment income................................    20,088      9,680      7,790
Other revenues.......................................    57,461     24,128     24,917
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities......................................      (451)      (838)       (96)
  Other net investment gains (losses), net...........   (80,114)   116,115     18,115
                                                       --------   --------   --------
     Total net investment gains (losses).............   (80,565)   115,277     18,019
                                                       --------   --------   --------
     Total revenues..................................    96,239    214,756    102,720
                                                       --------   --------   --------
EXPENSES
Policyholder benefits and claims.....................    49,649     39,351     18,505
Interest credited to policyholder account balances...    65,833     25,082     26,091
Other expenses.......................................    29,198     72,681     38,703
                                                       --------   --------   --------
     Total expenses..................................   144,680    137,114     83,299
                                                       --------   --------   --------
Income (loss) before provision for income tax........   (48,441)    77,642     19,421
Provision for income tax expense (benefit)...........   (20,839)    25,699      5,282
                                                       --------   --------   --------
Net income (loss)....................................  $(27,602)  $ 51,943   $ 14,139
                                                       ========   ========   ========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)

                                                                        ACCUMULATED
                                               ADDITIONAL                  OTHER
                                      COMMON     PAID-IN    RETAINED   COMPREHENSIVE     TOTAL
                                       STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    EQUITY
                                      ------   ----------   --------   -------------   --------
Balance at December 31, 2006........  $2,000    $119,819    $ 16,925      $   352      $139,096
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                               2                          2
                                      ------    --------    --------      -------      --------
Balance at January 1, 2007..........   2,000     119,819      16,927          352       139,098
Capital contribution from MetLife,
  Inc. (Note 10)....................              50,000                                 50,000
Comprehensive income (loss):
  Net income........................                          14,139                     14,139
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                       (1,216)       (1,216)
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                     (1,216)
                                                                                       --------
  Comprehensive income..............                                                     12,923
                                      ------    --------    --------      -------      --------
Balance at December 31, 2007........   2,000     169,819      31,066         (864)      202,021
Capital contribution from MetLife,
  Inc. (Note 10)....................             100,000                                100,000
Comprehensive income (loss):
  Net income........................                          51,943                     51,943
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                       (1,359)       (1,359)
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                     (1,359)
                                                                                       --------
  Comprehensive income..............                                                     50,584
                                      ------    --------    --------      -------      --------
Balance at December 31, 2008........   2,000     269,819      83,009       (2,223)      352,605
Capital contribution from MetLife,
  Inc. (Note 10)....................              70,000                                 70,000
Comprehensive income (loss):
  Net loss..........................                         (27,602)                   (27,602)
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                        1,322         1,322
                                                                                       --------
     Other comprehensive income
       (loss).......................                                                      1,322
                                                                                       --------
  Comprehensive loss................                                                    (26,280)
                                      ------    --------    --------      -------      --------
Balance at December 31, 2009........  $2,000    $339,819    $ 55,407      $  (901)     $396,325
                                      ======    ========    ========      =======      ========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                 (IN THOUSANDS)


                                                         2009        2008        2007
                                                      ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)...................................  $ (27,602)  $  51,943   $  14,139
Adjustments to reconcile net income (loss) to net
  cash (used in) provided by operating activities:
     Depreciation and amortization expenses.........        664         471         279
     Amortization of premiums and accretion of
       discounts associated with investments, net...        309          48          48
     (Gains) losses from sales of investments, net..     80,565    (115,277)    (18,019)
     Interest credited to policyholder account
       balances.....................................     65,833      25,082      26,091
     Universal life and investment-type product
       policy fees..................................    (39,797)    (37,141)    (32,111)
     Change in accrued investment income............     (2,651)       (863)        (59)
     Change in premiums and other receivables.......   (393,176)   (282,799)     88,120
     Change in deferred policy acquisition costs,
       net..........................................    (54,542)     13,646     (27,671)
     Change in insurance-related liabilities........     45,765      43,207      18,300
     Change in income tax payable...................        954      34,482      21,504
     Change in other assets.........................     22,399      23,695      25,439
     Change in other liabilities....................    (83,011)    125,726      (9,250)
                                                      ---------   ---------   ---------
Net cash (used in) provided by operating
  activities........................................   (384,290)   (117,780)    106,810
                                                      ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................    178,189      35,676      26,984
     Mortgage loans.................................      1,051         154       1,619
  Purchases of:
     Fixed maturity securities......................   (401,956)   (168,181)    (39,713)
     Mortgage loans.................................    (11,037)     (4,968)     (2,248)
  Net change in short-term investments..............     20,372     (20,765)      4,498
  Other, net........................................     (6,353)     (3,210)        370
                                                      ---------   ---------   ---------
Net cash used in investing activities...............   (219,734)   (161,294)     (8,490)
                                                      ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................    647,550     471,235     629,401
     Withdrawals....................................   (209,204)   (174,938)   (767,188)
  Capital contribution from MetLife, Inc. ..........     70,000     100,000      50,000
                                                      ---------   ---------   ---------
Net cash provided by (used in) financing
  activities........................................    508,346     396,297     (87,787)
                                                      ---------   ---------   ---------
Change in cash and cash equivalents.................    (95,678)    117,223      10,533
Cash and cash equivalents, beginning of year........    157,398      40,175      29,642
                                                      ---------   ---------   ---------
CASH AND CASH EQUIVALENTS, END OF YEAR..............  $  61,720   $ 157,398   $  40,175
                                                      =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash refunded during the year for:
     Income tax.....................................  $ (21,792)  $  (8,783)  $ (15,893)
                                                      =========   =========   =========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach and (iii) the cost approach. The Company

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss).

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

               (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

               (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

               (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

               (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          The cost or amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include trust preferred securities. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity securities is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, to manage risks relating to its ongoing business. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets. The Company had no fair value hedges during the years ended December 31, 2009, 2008 and 2007.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets. The Company had no cash flow hedges during the years ended December 31, 2009, 2008 and 2007.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $2,949 thousand at December 31, 2009. There was no cost basis of computer software at December 31, 2008. Accumulated amortization of capitalized software was $36 thousand at December 31, 2009. There was no accumulated amortization of capitalized software at December 31, 2008. Related amortization expense was $36 thousand for the year ended December 31, 2009. There was no related amortization expense for each of the years ended December 31, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions is amortized over its useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


goodwill during the years ended December 31, 2008 and 2007. Goodwill was $177 thousand at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 6%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 9%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities and premiums received in advance.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity securities.

     The Company had no net cumulative effect adjustment of adopting the OTTI guidance to retained earnings to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009.

     The adoption of the OTTI guidance had no impact on the Company's pre-tax earnings for the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $4,200 thousand ($2,730 thousand, net of income tax) and was recognized as a change in estimate in the accompanying statements of operations where it was presented in the respective statements of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate net asset value ("NAV") per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption, the Company did not have any unrecognized tax benefits.

     The following new pronouncement had no material impact on the Company's financial statements:

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

2.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                             DECEMBER 31, 2009
                                        -----------------------------------------------------------
                                                         GROSS UNREALIZED
                                         COST OR    --------------------------
                                        AMORTIZED             TEMPORARY   OTTI    ESTIMATED    % OF
                                           COST       GAIN       LOSS     LOSS   FAIR VALUE   TOTAL
                                        ---------   -------   ---------   ----   ----------   -----
                                                               (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............   $188,931   $10,328    $   608     $--    $198,651     42.4%
Foreign corporate securities..........     92,916     5,920        524      --      98,312     21.0
RMBS..................................     79,688     1,137      5,272      --      75,553     16.1
U.S. Treasury and agency securities...     58,640        49     12,834      --      45,855      9.8
CMBS..................................     21,342       118        176      --      21,284      4.6
ABS...................................     13,446       439          1      --      13,884      3.0
State and political subdivision
  securities..........................      7,947       171         28      --       8,090      1.7
Foreign government securities.........      6,415       347         --      --       6,762      1.4
                                         --------   -------    -------     ---    --------    -----
Total fixed maturity securities (1)...   $469,325   $18,509    $19,443     $--    $468,391    100.0%
                                         ========   =======    =======     ===    ========    =====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2008
                                           --------------------------------------------------
                                            COST OR     GROSS UNREALIZED
                                           AMORTIZED   -----------------    ESTIMATED    % OF
                                              COST       GAIN      LOSS    FAIR VALUE   TOTAL
                                           ---------   -------   -------   ----------   -----
                                                             (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities................   $ 69,472   $ 2,209   $ 5,864    $ 65,817     27.0%
Foreign corporate securities.............     12,825        18     3,215       9,628      3.9
RMBS.....................................     37,550       793     6,504      31,839     13.0
U.S. Treasury and agency securities......    115,118    10,738       409     125,447     51.3
CMBS.....................................     10,348        --       586       9,762      4.0
ABS......................................      1,983        --       670       1,313      0.5
State and political subdivision
  securities.............................         --        --        --          --       --
Foreign government securities............        541        82        12         611      0.3
                                            --------   -------   -------    --------    -----
Total fixed maturity securities (1)......   $247,837   $13,840   $17,260    $244,417    100.0%
                                            ========   =======   =======    ========    =====



--------

   (1) At the time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities held by the Company and included within fixed maturity securities (within foreign corporate securities) at December 31, 2009 and 2008 had an estimated fair value of $3,029 thousand and $3,392 thousand, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $18,009 thousand and $4,721 thousand at December 31, 2009 and 2008, respectively. These securities had a net unrealized gain (loss) of $608 thousand and ($1,018) thousand at December 31, 2009 and 2008, respectively.

     Non-Income Producing Fixed Maturity Securities. There were no non-income producing fixed maturity securities at both December 31, 2009 and 2008.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. There were no fixed maturity securities credit enhanced by financial guarantee insurers at both December 31, 2009 and 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $45,855 thousand and $125,447 thousand at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 2% of total investments. The tables below

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
Corporate fixed maturity securities -- by
  industry type:
  Foreign (1)...............................   $ 98,312     33.1%    $ 9,628     12.8%
  Industrial................................     64,926     21.9      13,986     18.5
  Consumer..................................     60,126     20.2      23,292     30.9
  Utility...................................     39,703     13.4      17,076     22.6
  Communications............................     16,955      5.7       3,855      5.1
     Finance................................     16,941      5.7       7,608     10.1
                                               --------    -----     -------    -----
       Total................................   $296,963    100.0%    $75,445    100.0%
                                               ========    =====     =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                                   2009                       2008
                                         ------------------------   ------------------------
                                          ESTIMATED    % OF TOTAL    ESTIMATED    % OF TOTAL
                                         FAIR VALUE   INVESTMENTS   FAIR VALUE   INVESTMENTS
                                         ----------   -----------   ----------   -----------
                                                            (IN THOUSANDS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer..    $ 9,000         1.8%       $ 3,023        1.0%
  Holdings in ten issuers with the
     largest exposures.................    $73,499        14.5%       $23,680        8.0%

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated National Association of Insurance Commissioners ("NAIC") 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
By security type:
  Pass-through securities...................    $59,989     79.4%    $18,033     56.6%
  Collateralized mortgage obligations.......     15,564     20.6      13,806     43.4
                                                -------    -----     -------    -----
     Total RMBS.............................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====
By risk profile:
  Agency....................................    $62,914     83.3%    $20,855     65.5%
  Prime.....................................     12,639     16.7      10,984     34.5
                                                -------    -----     -------    -----
     Total RMBS.............................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====
Portion rated Aaa/AAA (1)...................    $62,914     83.3%    $31,839    100.0%
                                                =======    =====     =======    =====
Portion rated NAIC 1 (2)....................    $75,553    100.0%    $31,839    100.0%
                                                =======    =====     =======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating of 83.3% at December 31, 2009 as compared to 100% at December 31, 2008. The Company did not hold any Alt-A securities at both December 31, 2009 and 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $21,284 thousand and $9,762 thousand at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and no exposure to holdings of commercial real estate collateralized debt obligations securities at both December 31, 2009 and 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
2003 & Prior................................    $10,486     49.3%    $8,659      88.7%
2004........................................      9,729     45.7      1,103      11.3
2005........................................      1,069      5.0         --        --
2006 through 2009...........................         --       --         --        --
                                                -------    -----     ------     -----
Total.......................................    $21,284    100.0%    $9,762     100.0%
                                                =======    =====     ======     =====




                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN THOUSANDS)
Net unrealized loss.............................    $58             $586
Rated Aaa/AAA...................................            100%             100%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $13,884 thousand and $1,313 thousand at estimated fair value at December 31, 2009 and 2008, respectively. At both December 31, 2009 and 2008, all of the Company's ABS, by collateral type, were collateralized credit card receivables.

     All the Company's ABS holdings at both December 31, 2009 and 2008 were rated Aaa/AAA based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009. Also, at both December 31, 2009 and 2008, all the Company's ABS holdings were rated NAIC 1 based on rating agency designations and equivalent ratings of the NAIC.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2009                     2008
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN THOUSANDS)
Due in one year or less.................   $  1,003    $  1,033     $  5,718    $  5,772
Due after one year through five years...     79,487      84,085       17,303      15,197
Due after five years through ten years..    202,424     212,630       98,789      98,189
Due after ten years.....................     71,935      59,922       76,146      82,345
                                           --------    --------     --------    --------
  Subtotal..............................    354,849     357,670      197,956     201,503
RMBS, CMBS and ABS......................    114,476     110,721       49,881      42,914
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $469,325    $468,391     $247,837    $244,417
                                           ========    ========     ========    ========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities included consideration of its intent and ability to hold a particular fixed maturity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost.

     With respect to perpetual hybrid securities, which are classified as fixed maturity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2009     2008      2007
                                                     -----   -------   -------
                                                           (IN THOUSANDS)
Fixed maturity securities that were temporarily
  impaired.........................................  $(934)  $(3,420)  $(1,441)
Short-term investments.............................   (452)       --        --
Amounts allocated from DAC and VOBA................     --        --       112
Deferred income tax benefit (expense)..............    485     1,197       465
                                                     -----   -------   -------
Net unrealized investment gains (losses)...........  $(901)  $(2,223)  $  (864)
                                                     =====   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2009      2008      2007
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Balance, beginning of period......................  $(2,223)  $  (864)  $   352
Unrealized investment gains (losses) during the
  year............................................    2,034    (1,979)   (2,112)
Unrealized investment gains (losses) relating to
  DAC and VOBA....................................       --      (112)      241
Deferred income tax benefit (expense).............     (712)      732       655
                                                    -------   -------   -------
Balance, end of period............................  $  (901)  $(2,223)  $  (864)
                                                    =======   =======   =======
Change in net unrealized investment gains
  (losses)........................................  $ 1,322   $(1,359)  $(1,216)
                                                    =======   =======   =======



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                DECEMBER 31, 2009
                                   ---------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                                                       THAN
                                     LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                   -----------------------   -----------------------   -----------------------
                                                   GROSS                     GROSS                     GROSS
                                    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                   FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                   ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........   $ 40,819      $  452       $ 3,192      $   156     $ 44,011      $   608
Foreign corporate securities.....      6,873         124         3,029          400        9,902          524
RMBS.............................     25,763         234        12,639        5,038       38,402        5,272
U.S. Treasury and agency
  securities.....................     20,641       2,999        24,481        9,835       45,122       12,834
CMBS.............................     11,737         176            --           --       11,737          176
ABS..............................         --          --         1,991            1        1,991            1
State and political subdivision
  securities.....................      1,972          28            --           --        1,972           28
Foreign government securities....         --          --            --           --           --           --
                                    --------      ------       -------      -------     --------      -------
  Total fixed maturity
     securities..................   $107,805      $4,013       $45,332      $15,430     $153,137      $19,443
                                    ========      ======       =======      =======     ========      =======
Total number of securities in an
  unrealized loss position.......         27                        11
                                    ========                   =======




                                                                 DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                                                        THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.........    $24,070      $3,383       $12,358      $ 2,481     $ 36,428      $ 5,864
Foreign corporate securities......      4,823         594         2,732        2,621        7,555        3,215
RMBS..............................         --          --        10,984        6,504       10,984        6,504
U.S. Treasury and agency
  securities......................     34,125         409            --           --       34,125          409
CMBS..............................      9,761         586            --           --        9,761          586
ABS...............................      1,313         670            --           --        1,313          670
State and political subdivision
  securities......................         --          --            --           --           --           --
Foreign government securities.....         91          12            --           --           91           12
                                      -------      ------       -------      -------     --------      -------
  Total fixed maturity
     securities...................    $74,183      $5,654       $26,074      $11,606     $100,257      $17,260
                                      =======      ======       =======      =======     ========      =======
Total number of securities in an
  unrealized loss position........         39                        16
                                      =======                   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           DECEMBER 31, 2009
                                    --------------------------------------------------------------
                                     COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                            COST                  LOSS              SECURITIES
                                    -------------------   -------------------   ------------------
                                    LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                       20%        MORE       20%        MORE       20%       MORE
                                    ---------   -------   ---------   -------   ---------   ------
                                              (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............   $ 99,513   $12,304     $1,501    $ 2,511       27         1
Six months or greater but less
  than nine months................         --    44,621         --     13,096       --         2
Nine months or greater but less
  than twelve months..............         --        --         --         --       --        --
Twelve months or greater..........      8,770     7,372        557      1,778        8         1
                                     --------   -------     ------    -------
  Total...........................   $108,283   $64,297     $2,058    $17,385
                                     ========   =======     ======    =======
Percentage of cost or amortized
  cost............................                               2%        27%
                                                            ======    =======




                                                            DECEMBER 31, 2008
                                     --------------------------------------------------------------
                                      COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                             COST                  LOSS              SECURITIES
                                     -------------------   -------------------   ------------------
                                     LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                        20%        MORE       20%        MORE       20%       MORE
                                     ---------   -------   ---------   -------   ---------   ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $53,794    $35,449     $1,567    $12,817       15        18
Six months or greater but less than
  nine months......................    12,057      1,996        961        696       10         1
Nine months or greater but less
  than twelve months...............     5,506         --        568         --        5        --
Twelve months or greater...........     8,715         --        651         --        6        --
                                      -------    -------     ------    -------
  Total............................   $80,072    $37,445     $3,747    $13,513
                                      =======    =======     ======    =======
Percentage of cost or amortized
  cost.............................                               5%        36%
                                                             ======    =======



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


$19,443 thousand and $17,260 thousand at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2009    2008
                                                               ----    ----
SECTOR:
  U.S. Treasury and agency securities........................    66%      2%
  RMBS.......................................................    27      38
  U.S. corporate securities..................................     3      34
  Foreign corporate securities...............................     3      19
  CMBS.......................................................     1       3
  ABS........................................................    --       4
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  U.S. Treasury and agency securities........................    66%      2%
  Mortgage-backed............................................    28      41
  Finance....................................................     3      29
  Consumer...................................................     1      11
  Utility....................................................     1       9
  Asset-backed...............................................    --       4
  Other......................................................     1       4
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity securities with a gross unrealized loss of greater than $1 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                 DECEMBER 31,
                                                           -----------------------
                                                             2009            2008
                                                           -------          ------
                                                             (IN THOUSANDS,EXCEPT
                                                             NUMBER OF SECURITIES)
Number of securities.....................................        3               3
Total gross unrealized loss..............................  $17,848          $7,736
Percentage of total gross unrealized loss................       92%             45%


     The fixed maturity securities, each with a gross unrealized loss greater than $1 million, increased $10,112 thousand during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the increase in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to a rise in interest rates after the purchase of certain U.S. Treasury securities, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured.

     The components of net investment gains (losses) are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Total losses on fixed maturity securities:
Total OTTI losses recognized....................  $   (451)  $   (838)  $   (96)
  Less: Noncredit portion of OTTI losses
     transferred to and recognized in other
     comprehensive loss.........................        --         --        --
                                                  --------   --------   -------
     Net OTTI losses on fixed maturity
       securities recognized in earnings........      (451)      (838)      (96)
     Fixed maturity securities -- net gains
       (losses) on sales and disposals..........    (1,508)        61      (515)
                                                  --------   --------   -------
       Total losses on fixed maturity
          securities............................    (1,959)      (777)     (611)
                                                  --------   --------   -------
Other net investment gains (losses):
  Mortgage loans................................      (187)        (9)       --
  Freestanding derivatives......................        --         --        23
  Embedded derivatives..........................   (78,406)   116,055    17,970
  Other.........................................       (13)         8       637
                                                  --------   --------   -------
       Total net investment gains (losses)......  $(80,565)  $115,277   $18,019
                                                  ========   ========   =======



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2009       2008      2007
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Proceeds.........................................  $162,029   $28,054   $17,988
                                                   ========   =======   =======
Gross investment gains...........................  $  1,636   $   881   $    81
                                                   --------   -------   -------
Gross investment losses..........................    (3,144)     (820)     (596)
                                                   --------   -------   -------
Total OTTI losses recognized in earnings:
     Credit-related..............................      (451)     (838)      (96)
                                                   --------   -------   -------
  Net investment gains (losses)..................  $ (1,959)  $  (777)  $  (611)
                                                   ========   =======   =======



     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                             (IN THOUSANDS)
U.S. and foreign corporate securities:
  Finance.............................................  $451      $838       $--
  Industrial..........................................    --        --        96
                                                        ----      ----       ---
     Total............................................  $451      $838       $96
                                                        ====      ====       ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2009     2008     2007
                                                     -------   ------   ------
                                                           (IN THOUSANDS)
Fixed maturity securities..........................  $18,926   $8,272   $6,073
Mortgage loans.....................................    1,320      863      851
Cash, cash equivalents and short-term investments..      234      694      992
Other..............................................       --        1        1
                                                     -------   ------   ------
  Total investment income..........................   20,480    9,830    7,917
Less: Investment expenses..........................      392      150      127
                                                     -------   ------   ------
  Net investment income............................  $20,088   $9,680   $7,790
                                                     =======   ======   ======



     Affiliated investment expenses, included in the table above, were $382 thousand, $143 thousand and $126 thousand for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  INVESTED ASSETS ON DEPOSIT

     The invested assets on deposit with regulatory agencies with an estimated fair value of $1,143 thousand and $1,273 thousand at December 31, 2009 and 2008, respectively, consisted primarily of fixed maturity securities.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                           DECEMBER 31,
                                               -----------------------------------
                                                     2009               2008
                                               ----------------   ----------------
                                               CARRYING    % OF   CARRYING    % OF
                                                 VALUE    TOTAL     VALUE    TOTAL
                                               --------   -----   --------   -----
                                                          (IN THOUSANDS)
Mortgage loans:
Commercial mortgage loans....................   $20,949    70.3%   $10,852    54.9%
Agricultural mortgage loans..................     8,837    29.7      8,903    45.1
                                                -------   -----    -------   -----
  Total mortgage loans.......................    29,786   100.0%    19,755   100.0%
                                                          =====              =====
Less: Valuation allowances...................       196                  9
                                                -------            -------
  Total mortgage loans, net..................   $29,590            $19,746
                                                =======            =======



     Mortgage loans are collateralized by properties located in the United States. The carrying value of the Company's mortgage loans located in California, Alabama and Washington were 44%, 7% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding valuation allowances on mortgage loans is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2009      2008      2007
                                                         ----      ----      ----
                                                              (IN THOUSANDS)
Balance, January 1, ...................................  $  9       $--       $--
Additions..............................................   187         9        --
Deductions.............................................    --        --        --
                                                         ----       ---       ---
Balance, December 31, .................................  $196       $ 9       $--
                                                         ====       ===       ===



     The Company had no impaired mortgage loans, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2009                     2008
                                            ----------------------   ----------------------
                                                         MAXIMUM                  MAXIMUM
                                            CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                             AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                            --------   -----------   --------   -----------
                                                             (IN THOUSANDS)
Fixed maturity securities available-for-
  sale:
  U.S. corporate securities...............   $5,339       $5,339        $--         $--


--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $9,590 thousand and $9,926 thousand, respectively, in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $116 thousand, $291 thousand and $498 thousand for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2009, 2008 and 2007.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  HEDGING

     Excluding embedded derivatives, there were no derivative financial instruments outstanding at December 31, 2009 and 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not recognize net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of ($14) thousand for the year ended December 31, 2007.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into credit default swaps to economically hedge exposure to adverse movements in credit.

     At December 31, 2009 and 2008, there were no gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments. At December 31, 2007, there was $36 thousand of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2009 and 2008, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                             DECEMBER 31,
                                                         -------------------
                                                           2009       2008
                                                         --------   --------
                                                            (IN THOUSANDS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits....................  $ 45,751   $141,581
Net embedded derivatives within liability host
  contracts:
  Direct guaranteed minimum benefits...................  $(13,466)  $ 10,311


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Net investment gains (losses) (1),(2)...........  $(78,406)  $116,055   $17,970


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31,

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       2009 and 2008 were gains (losses) of ($20,155) thousand and $22,080 thousand, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                NOTIONAL    CARRYING     ESTIMATED
DECEMBER 31, 2009                                AMOUNT       VALUE     FAIR VALUE
-----------------                               --------   ----------   ----------
                                                          (IN THOUSANDS)
Assets
  Fixed maturity securities...................             $  468,391   $  468,391
  Mortgage loans..............................             $   29,590   $   30,126
  Short-term investments......................             $    9,590   $    9,590
  Cash and cash equivalents...................             $   61,720   $   61,720
  Accrued investment income...................             $    4,930   $    4,930
  Premiums and other receivables (1)..........             $1,147,925   $1,113,488
  Separate account assets.....................             $2,416,073   $2,416,073
  Net embedded derivatives within asset host
     contracts (2)............................             $   45,751   $   45,751
Liabilities
  Policyholder account balances (1)...........             $1,390,209   $1,351,802
  Net embedded derivatives within liability
     host contracts (2).......................             $  (13,466)  $  (13,466)
Commitments (3)
  Commitments to fund private corporate bond
     investments..............................   $5,000    $       --   $       --

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                        CARRYING     ESTIMATED
DECEMBER 31, 2008                                         VALUE     FAIR VALUE
-----------------                                      ----------   ----------
                                                            (IN THOUSANDS)
Assets
  Fixed maturity securities..........................  $  244,417   $  244,417
  Mortgage loans.....................................  $   19,746   $   19,811
  Short-term investments.............................  $   30,412   $   30,412
  Cash and cash equivalents..........................  $  157,398   $  157,398
  Accrued investment income..........................  $    2,279   $    2,279
  Premiums and other receivables (1).................  $  792,787   $  673,869
  Separate account assets............................  $1,497,846   $1,497,846
  Net embedded derivatives within asset host
     contracts (2)...................................  $  141,581   $  141,581
Liabilities
  Policyholder account balances (1)..................  $  902,463   $  749,370
  Net embedded derivatives within liability host
     contracts (2)...................................  $   10,311   $   10,311


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included mutual funds in the amount of $1,497,846 thousand in Level 2 of the fair value hierarchy which were previously included in Level 1.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2009
                                     ------------------------------------------------------------------
                                        FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------------
                                      QUOTED PRICES IN
                                     ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                      IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                       AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                          (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                     ------------------   -----------------   ------------   ----------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities........        $    --            $  190,515        $  8,136     $  198,651
  Foreign corporate securities.....             --                97,023           1,289         98,312
  RMBS.............................             --                75,553              --         75,553
  U.S. Treasury and agency
     securities....................         40,882                 4,973              --         45,855
  CMBS.............................             --                21,284              --         21,284
  ABS..............................             --                13,884              --         13,884
  State and political subdivision
     securities....................             --                 8,090              --          8,090
  Foreign government securities....             --                 6,762              --          6,762
                                           -------            ----------        --------     ----------
     Total fixed maturity
       securities..................         40,882               418,084           9,425        468,391
                                           -------            ----------        --------     ----------
Short-term investments.............             --                 9,590              --          9,590
Net embedded derivatives within
  asset host contracts (1).........             --                    --          45,751         45,751
Separate account assets (2)........             --             2,416,073              --      2,416,073
                                           -------            ----------        --------     ----------
  Total assets.....................        $40,882            $2,843,747        $ 55,176     $2,939,805
                                           =======            ==========        ========     ==========
LIABILITIES
Net embedded derivatives within
  liability host contracts (1).....        $    --            $       --        $(13,466)    $  (13,466)
                                           =======            ==========        ========     ==========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     ------------------------------------------------------------------
                                        FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------------
                                      QUOTED PRICES IN
                                     ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                      IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                       AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                          (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                     ------------------   -----------------   ------------   ----------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities........      $       --            $ 64,511         $  1,306     $   65,817
  Foreign corporate securities.....              --               7,956            1,672          9,628
  RMBS.............................              --              31,839               --         31,839
  U.S. Treasury and agency
     securities....................         119,492               5,955               --        125,447
  CMBS.............................              --               9,762               --          9,762
  ABS..............................              --               1,313               --          1,313
  Foreign government securities....              --                 611               --            611
                                         ----------            --------         --------     ----------
     Total fixed maturity
       securities..................         119,492             121,947            2,978        244,417
                                         ----------            --------         --------     ----------
Short-term investments.............           5,996              24,416               --         30,412
Net embedded derivatives within
  asset host contracts (1).........              --                  --          141,581        141,581
Separate account assets (2)........       1,497,846                  --               --      1,497,846
                                         ----------            --------         --------     ----------
  Total assets.....................      $1,623,334            $146,363         $144,559     $1,914,256
                                         ==========            ========         ========     ==========
LIABILITIES
Net embedded derivatives within
  liability host contracts (1).....      $       --            $     --         $ 10,311     $   10,311
                                         ==========            ========         ========     ==========



--------

   (1) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, foreign government securities, state and political subdivision securities and ABS. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. Separate account assets classified within this level are generally similar to those classified within this

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


             level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                   ---------------------------------------------------------------------------------------
                                                            TOTAL
                                                     REALIZED/UNREALIZED
                                                        GAINS (LOSSES)
                                                         INCLUDED IN:
                                                    --------------------- PURCHASES,
                                                                  OTHER     SALES,    TRANSFER
                    BALANCE,                                   COMPREHEN-  ISSUANCES     IN
                    DECEMBER   IMPACT OF                          SIVE        AND    AND/OR OUT  BALANCE,
                       31,     ADOPTION   BALANCE,   EARNINGS    INCOME     SETTLE-  OF LEVEL 3  DECEMBER
                      2007        (2)    JANUARY 1,   (3, 4)     (LOSS)    MENTS (5)     (6)        31,
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                        (IN THOUSANDS)

FOR THE YEAR ENDED
  DECEMBER 31,
  2009:
Fixed maturity
  securities:
  U.S. corporate
     securities...                        $  1,306   $     19     $  26     $6,785      $ --     $  8,136
  Foreign
     corporate
     securities...                           1,672        (90)      657       (950)       --        1,289
                                          --------   --------     -----     ------      ----     --------
     Total fixed
       maturity
       securi-
       ties.......                        $  2,978   $    (71)    $ 683     $5,835      $ --     $  9,425
                                          ========   ========     =====     ======      ====     ========
Net embedded
  derivatives
  (7).............                        $131,270   $(77,960)    $  --     $5,907      $ --     $ 59,217
FOR THE YEAR ENDED
  DECEMBER 31,
  2008:
Fixed maturity
  securities......   $ 3,914    $   --    $  3,914   $   (932)    $(795)    $  (74)     $865     $  2,978
Net embedded
  derivatives
  (7).............   $12,000    $6,200    $ 18,200   $109,855     $  --     $3,215      $ --     $131,270


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $6,200 thousand increase to net assets. Such amount was also impacted by a decrease to DAC of $2,000 thousand for a total impact of $4,200 thousand on Level 3 assets and liabilities and also reflects the total net impact of the adoption.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                       TOTAL GAINS AND LOSSES
                                               --------------------------------------
                                                CLASSIFICATION OF REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED IN EARNINGS
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities..................     $ 19         $     --      $     19
  Foreign corporate securities...............      (23)             (67)          (90)
                                                  ----         --------      --------
     Total fixed maturity securities.........     $ (4)        $    (67)     $    (71)
                                                  ====         ========      ========
Net embedded derivatives.....................     $ --         $(77,960)     $(77,960)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................     $ --         $109,855      $109,855


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                CHANGES IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS AND LIABILITIES
                                                               HELD AT
                                                     DECEMBER 31, 2009 AND 2008
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities..................     $ 19         $     --      $     19
                                                  ----         --------      --------
     Total fixed maturity securities.........     $ 19         $     --      $     19
                                                  ====         ========      ========
Net embedded derivatives.....................     $ --         $(77,350)     $(77,350)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................     $ --         $109,941      $109,941

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC     VOBA     TOTAL
                                                   --------   ----   --------
                                                         (IN THOUSANDS)
Balance at January 1, 2007.......................  $ 80,212   $719   $ 80,931
  Capitalizations................................    49,418     --     49,418
                                                   --------   ----   --------
     Subtotal....................................   129,630    719    130,349
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................     4,051      1      4,052
  Other expenses.................................    17,481    215     17,696
                                                   --------   ----   --------
     Total amortization..........................    21,532    216     21,748
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....      (236)    (5)      (241)
                                                   --------   ----   --------
Balance at December 31, 2007.....................   108,334    508    108,842
  Capitalizations................................    37,307     --     37,307
                                                   --------   ----   --------
     Subtotal....................................   145,641    508    146,149
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................    24,850     --     24,850
  Other expenses.................................    25,951    151     26,102
                                                   --------   ----   --------
     Total amortization..........................    50,801    151     50,952
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....       112     --        112
                                                   --------   ----   --------
Balance at December 31, 2008.....................    94,728    357     95,085
  Capitalizations................................    52,762     --     52,762
                                                   --------   ----   --------
     Subtotal....................................   147,490    357    147,847
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................   (18,120)    --    (18,120)
  Other expenses.................................    16,295     45     16,340
                                                   --------   ----   --------
     Total amortization..........................    (1,825)    45     (1,780)
                                                   --------   ----   --------
Balance at December 31, 2009.....................  $149,315   $312   $149,627
                                                   ========   ====   ========



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $98 thousand in 2010, $63 thousand in 2011, $56 thousand in 2012, $38 thousand in 2013 and $13 thousand in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2009      2008      2007
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance at January 1, ...........................  $18,751   $19,222   $19,501
Amortization.....................................     (629)     (471)     (279)
                                                   -------   -------   -------
Balance at December 31, .........................  $18,122   $18,751   $19,222
                                                   =======   =======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $807 thousand in 2010, $969 thousand in 2011, $1,121 thousand in 2012, $1,251 thousand in 2013 and $1,359 thousand in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2009      2008      2007
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance at January 1, ...........................  $38,082   $37,665   $32,061
Capitalization...................................    7,354     7,104     9,034
Amortization.....................................   (3,465)   (6,687)   (3,430)
                                                   -------   -------   -------
Balance at December 31, .........................  $41,971   $38,082   $37,665
                                                   =======   =======   =======



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $2,416,073 thousand and $1,497,846 thousand at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $39,142 thousand, $31,116 thousand and $25,408 thousand for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2009                             2008
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN THOUSANDS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........    $1,028,705              N/A       $ 601,948              N/A
Net amount at risk (2)..........    $   63,799 (3)          N/A       $ 189,137 (3)          N/A
Average attained age of
  contractholders...............      62 years              N/A        62 years              N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........    $1,430,326       $1,957,448       $ 934,911       $1,178,858
Net amount at risk (2)..........    $  200,672 (3)   $  392,497 (4)   $ 423,636 (3)   $  587,515 (4)
Average attained age of
  contractholders...............      62 years         61 years        62 years         61 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                     ANNUITY CONTRACTS
                                                --------------------------
                                                GUARANTEED     GUARANTEED
                                                   DEATH     ANNUITIZATION
                                                 BENEFITS       BENEFITS      TOTAL
                                                ----------   -------------   -------
                                                           (IN THOUSANDS)
DIRECT
Balance, at January 1, 2007...................    $   828       $ 1,159      $ 1,987
  Incurred guaranteed benefits................        406         1,285        1,691
  Paid guaranteed benefits....................        (19)           --          (19)
                                                  -------       -------      -------
Balance, at December 31, 2007.................      1,215         2,444        3,659
  Incurred guaranteed benefits................      4,939        17,348       22,287
  Paid guaranteed benefits....................     (2,066)           --       (2,066)
                                                  -------       -------      -------
Balance, at December 31, 2008.................      4,088        19,792       23,880
  Incurred guaranteed benefits................      2,933            19        2,952
  Paid guaranteed benefits....................     (5,531)           --       (5,531)
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $ 1,490       $19,811      $21,301
                                                  =======       =======      =======
CEDED
Balance, at January 1, 2007...................    $   828       $ 1,159      $ 1,987
  Incurred guaranteed benefits................        406          (715)        (309)
  Paid guaranteed benefits....................        (19)           --          (19)
                                                  -------       -------      -------
Balance, at December 31, 2007.................      1,215           444        1,659
  Incurred guaranteed benefits................      4,939         6,091       11,030
  Paid guaranteed benefits....................     (2,066)           --       (2,066)
                                                  -------       -------      -------
Balance, at December 31, 2008.................      4,088         6,535       10,623
  Incurred guaranteed benefits................      2,933           209        3,142
  Paid guaranteed benefits....................     (5,531)           --       (5,531)
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $ 1,490       $ 6,744      $ 8,234
                                                  =======       =======      =======
NET
Balance, at January 1, 2007...................    $    --       $    --      $    --
  Incurred guaranteed benefits................         --         2,000        2,000
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2007.................         --         2,000        2,000
  Incurred guaranteed benefits................         --        11,257       11,257
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2008.................         --        13,257       13,257
  Incurred guaranteed benefits................         --          (190)        (190)
  Paid guaranteed benefits....................         --            --           --
                                                  -------       -------      -------
Balance, at December 31, 2009.................    $    --       $13,067      $13,067
                                                  =======       =======      =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                       -----------------------
                                                          2009         2008
                                                       ----------   ----------
                                                            (IN THOUSANDS)
Fund Groupings:
  Equity.............................................  $1,248,876   $  951,796
  Balanced...........................................     863,538      374,093
  Bond...............................................     149,034       77,836
  Money Market.......................................      91,996       79,901
  Specialty..........................................      58,630       11,218
                                                       ----------   ----------
  Total..............................................  $2,412,074   $1,494,844
                                                       ==========   ==========



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     At December 31, 2009, the Company had $5,826 thousand of unsecured unaffiliated reinsurance recoverable balances. Of this total, $5,119 thousand, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
PREMIUMS:
  Direct premiums...............................  $ 72,635   $ 36,795   $24,696
  Reinsurance ceded.............................   (13,177)    (8,265)   (4,813)
                                                  --------   --------   -------
     Net premiums...............................  $ 59,458   $ 28,530   $19,883
                                                  ========   ========   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT
  POLICY FEES:
  Direct universal life and investment-type
     product policy fees........................  $ 47,948   $ 44,930   $40,760
  Reinsurance ceded.............................    (8,151)    (7,789)   (8,649)
                                                  --------   --------   -------
     Net universal life and investment-type
       product policy fees......................  $ 39,797   $ 37,141   $32,111
                                                  ========   ========   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims.......  $ 62,435   $ 58,641   $27,127
  Reinsurance ceded.............................   (12,786)   (19,290)   (8,622)
                                                  --------   --------   -------
     Net policyholder benefits and claims.......  $ 49,649   $ 39,351   $18,505
                                                  ========   ========   =======



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                           DECEMBER 31, 2009
                                              ------------------------------------------
                                                  TOTAL                    TOTAL, NET OF
                                              BALANCE SHEET      CEDED      REINSURANCE
                                              -------------   ----------   -------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables..............    $1,264,250    $1,255,895      $  8,355
Deferred policy acquisition costs and value
  of business acquired......................       149,627       (57,872)      207,499
                                                ----------    ----------      --------
  Total assets..............................    $1,413,877    $1,198,023      $215,854
                                                ==========    ==========      ========
LIABILITIES:
Other liabilities...........................    $   48,983    $   39,214      $  9,769
                                                ----------    ----------      --------
  Total liabilities.........................    $   48,983    $   39,214      $  9,769
                                                ==========    ==========      ========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2008
                                               ----------------------------------------
                                                   TOTAL                  TOTAL, NET OF
                                               BALANCE SHEET     CEDED     REINSURANCE
                                               -------------   --------   -------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables...............    $  966,952    $968,967      $ (2,015)
Deferred policy acquisition costs and value
  of business acquired.......................        95,085     (41,128)      136,213
                                                 ----------    --------      --------
  Total assets...............................    $1,062,037    $927,839      $134,198
                                                 ==========    ========      ========
LIABILITIES:
Other liabilities............................    $  131,994    $ 54,739      $ 77,255
                                                 ----------    --------      --------
  Total liabilities..........................    $  131,994    $ 54,739      $ 77,255
                                                 ==========    ========      ========



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd.

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
PREMIUMS:
Reinsurance ceded (1)...........................  $ (9,618)  $ (5,943)  $(3,359)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT
  POLICY FEES:
Reinsurance ceded (1)...........................  $ (8,085)  $ (7,732)  $(8,603)
OTHER REVENUES:
Reinsurance ceded...............................  $ 54,121   $ 24,202   $26,126
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance ceded (1)...........................  $(10,563)  $(16,167)  $(6,308)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT
  BALANCES:
Reinsurance ceded...............................  $    (35)  $     (7)  $    (3)
OTHER EXPENSES:
Reinsurance ceded (1)...........................  $ (2,214)  $ (1,203)  $(1,274)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 and 2007 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $416 thousand, $18 thousand, $114 thousand and ($1) thousand, respectively, and for the year ended December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $394 thousand, $16 thousand, $712 thousand and ($1) thousand, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the balance sheets is as follows:

                                                             DECEMBER 31,
                                                        ---------------------
                                                           2009        2008
                                                        ----------   --------
                                                                CEDED
                                                        ---------------------
                                                            (IN THOUSANDS)
ASSETS:
Premiums and other receivables........................  $1,249,648   $961,594
Deferred policy acquisition costs and value of
  business acquired...................................     (57,908)   (41,155)
                                                        ----------   --------
  Total assets........................................  $1,191,740   $920,439
                                                        ==========   ========
LIABILITIES:
Other liabilities.....................................  $   38,792   $ 54,144
                                                        ----------   --------
  Total liabilities...................................  $   38,792   $ 54,144
                                                        ==========   ========



     The Company has ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $45,751 thousand and $141,581 thousand at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007 net investment gains (losses) included ($103,439) thousand, $124,934 thousand, and $18,857 thousand, respectively, in changes in fair value of such embedded derivatives as well as the associated bifurcation fees.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1,158,241 thousand of unsecured affiliated reinsurance recoverable balances.

8.  INCOME TAX

     The provision for income tax expense (benefit) is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2009       2008       2007
                                                  --------   --------   -------
                                                          (IN THOUSANDS)
Current:
  Federal.......................................  $ (4,357)  $(22,747)  $(8,037)
Deferred:
  Federal.......................................   (16,482)    48,446    13,319
                                                  --------   --------   -------
Provision for income tax expense (benefit)......  $(20,839)  $ 25,699   $ 5,282
                                                  ========   ========   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax expense (benefit) as reported is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2009       2008      2007
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Tax provision at U.S. statutory rate.............  $(16,954)  $27,175   $ 6,797
Tax effect of:
  Tax-exempt investment income...................    (2,324)   (1,207)   (1,505)
  Prior year tax.................................    (1,528)     (250)      190
  Other, net.....................................       (33)      (19)     (200)
                                                   --------   -------   -------
Provision for income tax expense (benefit).......  $(20,839)  $25,699   $ 5,282
                                                   ========   =======   =======



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2009      2008
                                                          -------   -------
                                                            (IN THOUSANDS)
Deferred income tax assets:
  Net unrealized investment losses......................  $   485   $ 1,197
  Intangibles...........................................        1         4
  Other.................................................    2,347     5,025
                                                          -------   -------
                                                            2,833     6,226
                                                          -------   -------
Deferred income tax liabilities:
  DAC...................................................   44,152    26,110
  Policyholder liabilities..............................   15,968    49,287
  Investments...........................................    5,189     9,075
                                                          -------   -------
                                                           65,309    84,472
                                                          -------   -------
Net deferred income tax liability.......................  $62,476   $78,246
                                                          =======   =======



     The Company has not established a valuation allowance against the deferred tax asset of $485 thousand recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $4,357 thousand, $22,747 thousand and $8,037 thousand for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $3,852 thousand and $1,207 thousand, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $1,528 thousand related to a true-up of the prior year tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

COMMITMENTS

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $5,000 thousand at December 31, 2009. The Company did not have unfunded commitments at December 31, 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash capital contributions of $70,000 thousand, $100,000 thousand and $50,000 thousand from MetLife for the years ended December 31, 2009, 2008 and 2007, respectively.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("the Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net loss of the Company, as filed with the Department, was $8,170 thousand, $56,914 thousand and $42,253 thousand, for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $225,876 thousand and $73,978 thousand at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to its parent company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent of the New York Insurance Department (the "Superintendent") and the Superintendent does not disapprove the distribution within 30 days of its filing. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MetLife. Because the Company's net gain from operations was negative, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2009      2008      2007
                                                     ------   -------   -------
                                                           (IN THOUSANDS)
Holding gains (losses) on investments arising
  during the year..................................  $ (291)  $(3,093)  $(2,758)
Income tax effect of holding gains (losses)........     102     1,083       965
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income...........................   1,958     1,054       589
  Amortization of premiums and accretion of
     discounts associated with investments.........     367        60        57
Income tax effect..................................    (814)     (390)     (226)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts...........      --      (112)      241
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts.............      --        39       (84)
                                                     ------   -------   -------
Other comprehensive income (loss)..................  $1,322   $(1,359)  $(1,216)
                                                     ======   =======   =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                    2009       2008       2007
                                                  --------   --------   --------
                                                          (IN THOUSANDS)
Compensation....................................  $  3,221   $  5,020   $  5,715
Commissions.....................................    64,445     48,838     41,458
Commissions on ceded reinsurance................   (18,991)   (16,043)    (2,698)
Amortization of DAC and VOBA....................    (1,780)    50,952     21,748
Capitalization of DAC...........................   (52,762)   (37,307)   (49,418)
Other...........................................    35,065     21,221     21,898
                                                  --------   --------   --------
  Total other expenses..........................  $ 29,198   $ 72,681   $ 38,703
                                                  ========   ========   ========



  Amortization and Capitalization of DAC

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, commissions on ceded reinsurance, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $20,385 thousand, $10,917 thousand and $14,223 thousand, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $3,500 thousand and $5,744 thousand and $6,738 thousand, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $13,730 thousand, $8,104 thousand and $6,115 thousand, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $24,321 thousand, $23,735 thousand and $32,190 thousand, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, in 2008, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


services provided in accordance with the terms of the agreements. The Company received fee revenue of $3,317 thousand and $566 thousand, included in other revenues, for the years ended December 31, 2009 and 2008, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes as well as procurement services to support the activities of the Company. MetLife Services charged the Company $113 thousand and $44 thousand, included in other expenses, for services performed under the global service agreement for the years ended December 31, 2009 and 2008, respectively. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $5,091 thousand, $5,071 thousand and $4,451 thousand included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net payables to affiliates of $2,686 thousand and $7,518 thousand at December 31, 2009 and 2008, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 7.

     See Note 2 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Financial Statements.




b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001). (7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002). (7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). (13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). (15)

     (v)      Form of Retail Sales Agreement (2-10) and Schedule of Differences (22)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (11/05)-PE-II and base 6010 (02/02)]. (11)

     (ii)     Death Benefit Rider - (Principal Protection) 6015 (02/02). (6)

     (iii)    Death Benefit Rider - (Annual Step-Up). (2)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. (2)

     (v)      Waiver of Withdrawal Charge for Terminal Illness Rider. (2)

     (vi)     Unisex Annuity Rates Rider. (2)

     (vii)    Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First Cova Life Insurance Company). (4)

     (viii)   Individual Retirement Annuity Endorsement 6023.1 (9/02). (7)

     (ix)     Tax Sheltered Annuity Endorsement 6026.1 (9/02). (7)

     (x)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). (7)

     (xi)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). (7)

     (xii)    Simple Individual Retirement Annuity Endorsement 6276 (9/02). (7)

     (xiii)   Guaranteed Withdrawal Benefit Rider FMLI-670-2 (11/05). (8)

     (xiv)    Form of Contract Schedule 6028-3 (11/05)-PE-II. (11)

     (xv)     Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1. (11/05)-I. (9)


     (xvi)    Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06). (14)

     (xvii)   Form of Contract Schedule (M&E). (6)

5.            Form of Variable Annuity Application. (6)

6.   (i)      Copy of Articles of Incorporation of the Company. (1)

     (ii)     Copy of Amended and Restated Bylaws of the Company. (3)

7.   (i)      Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
              Insurance Company. (5)

8.   (i)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001).
                  (3)

     (ii)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
              Life Insurance Company and First MetLife Investors Insurance Company (July 1, 2004). (10)

     (iii)    Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors
              Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research
              and Management, Inc. (effective 12-01-05) (12)



   (iv)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 04-29-03)(13)

          (b.)     First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance
                   Company, American Funds Insurance Series and Capital Research and Management Company dated
                   November 1, 2005 (effective 01-01-2007) (16)



   (v)   (a.)     Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                  Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04;
                  Amendment dated 11-01-05. (12)

         (b.)     Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                  Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                  MetLife Investors Distribution Company (effective 04-30-07)(19)


     (vi)     Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance
              Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective
              11-01-2005) (12)

     (vii)    Amendment No. 2 to Participation Agreement Among Putnam Variable Trust, Putnam Retail
              Management Limited Partnership and First MetLife Investors Insurance Company (effective 02-27-2006)
                 (12)

     (viii)   Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
              First MetLife Investors Insurance Company (effective 11-01-2005) (12)

     (ix)     Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
              First MetLife Investors Insurance Company (effective 11-01-2005) (12)

     (x)      Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
              and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

     (xi)     Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
              Inc., Morgan Stanley Investment Management Inc. and First MetLife Investors Insurance Company
              (effective 11-01-2005) (12)

     (xii)    Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds Inc. and First
              MetLife Investors Insurance Company (effective 11-01-05) (12)

     (xiii)   Participation Agreement Among Fidelity Variable Insurance Products Funds, Fidelity Distribution
              Corporation and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

     (xiv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (15)

     (xv)     Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets Inc. and First
              MetLife Investors Insurance Company (effective November 1, 2005) (17)

     (xvi)    Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and First
              MetLife Investors Insurance Company (effective 02-23-06) (20)

     (xvii)   Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets Inc.
              and First MetLife Investors Insurance Company (effective 11-01-05) (20)

     (xviii)  Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
              Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC
              and First MetLife Investors Insurance Company (21)

9.            Opinion and Consent of Counsel. (6)



10.       (i)    Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor
                 and the Registrant (filed herewith)


          (ii)   Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                 (filed herewith)

11.              Not Applicable.

12.              Not Applicable.

13.              Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                 A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James J. Reilly (filed herewith)

      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
                 electronically filed on July 19, 2002.

      (3)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on October 15, 2002.

      (4)        incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
                 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.

      (6)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                 Statement on Form N-4 (File Nos. 333-137869 and 811-08306) as electronically filed on December 22,
                 2006.

      (7)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)        incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                 333-125613 and 811-08306) as electronically filed on June 8, 2005.

      (9)        incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos.
                 333-125613 and 811-08306) as electronically filed on September 15, 2005.

      (10)       incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on October 7, 2005.

      (11)       incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-125617 and 811-08306) as electronically filed on September 16, 2005.

      (12)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

      (13)       incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No.10 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                 24, 2006.

      (14)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (Files
                 Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

      (15)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
                 Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

      (16)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
                 Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

      (17)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (Files
                 Nos. 333-125617 and 811-08306) filed electronically on April 18, 2007.

      (18)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                 Nos. 333-137969 and 811-08306) filed electronically on April 18, 2007.

      (19)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4(File
                 Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.

      (20)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                 Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008.

      (21)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                 Nos. 333-137969 and 811-08306) filed electronically on April 16, 2009.

      (22)       incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                 Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director, Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel and Secretary
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollman, Jr.                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patrick D. Studley                      Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty Davis                             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
New York, NY 11101

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2010, there were 561 qualified contract owners and 602 non-qualified contract owners of PrimElite IV contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance

       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $30,452,983         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614



    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of New York, and state of New York, on this 15th day of April, 2010.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel


FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By: /s/ Richard C. Pearson
    --------------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2010.


/s/ Michael K. Farrell*            Chairman of the Board, President Chief
--------------------------------   Executive Officer and Director
Michael K. Farrell


/s/ James J. Reilly*               Vice President-Finance (principal financial
--------------------------------   officer and principal accounting officer)
James J. Reilly


/s/ Norse N. Blazzard*             Director
--------------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*             Director
--------------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget


/s/ George Foulke*                 Director
--------------------------------
George Foulke


/s/ Richard A. Hemmings*           Director
--------------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*             Director and Vice President
--------------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*            Director, Vice President, Associate General
--------------------------------   Counsel and Secretary
Richard C. Pearson


/s/ Thomas A. Price*               Director
--------------------------------
Thomas A. Price


/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


/s/ Thomas J. Skelly*              Director
--------------------------------
Thomas J. Skelly


*By: /s/ Michele H. Abate
     ----------------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 15, 2010

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte &
        Touche LLP) for MetLife, Inc.

13      Powers of Attorney (First MetLife Investors Insurance Company)